File Nos. 333-138322
811-21974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 24
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 24
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT

(Exact Name of Registrant)
Horace Mann Life Insurance Company
(Name of Depositor)
One Horace Mann Plaza, Springfield, Illinois 62715
(Address of Depositor’s Principal Executive Offices)
(217) 789-2500
(Depositor’s Telephone Number)
Donald M. Carley
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and Address of Agent for Service)
Copies of Communications to:
Stephen E. Roth
Eversheds Sutherland (US) LLP
700 Sixth Street, NW Suite 700
Washington, DC 20001-3980
It is proposed that this filing will become effective:

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2022 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On May 1, 2022 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2022
This prospectus describes a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference.
If You are a new investor in the Certificate, You may cancel Your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2022.

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Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers and the Certificates thereunder. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
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General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
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Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
Important Information You Should Consider About the Certificate

	Fees and Expenses	Location in Statutory Prospectus
Charges For Early Withdrawals	If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate .
	For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.	The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.	The Contract - Transactions
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	Fees and Expenses			Location in Statutory Prospectus
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificatedata pages for information about the specific fees You will pay each year based on the options You have elected.	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.13% as a percentage of Portfolio Company assets.	1.31% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate , which could add surrender charges that substantially increase costs.
	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,432	$3,003
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract classes and Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract classes, Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
Risks
Risk of Loss	You can lose money by investing in this Certificate , including loss of principal.			Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment	This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.			Principal Risks of Investing in the Contract – Not a Short-term Investment
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	Risks	Location in Statutory Prospectus
Risks Associated with Investment Options	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option) will have its own unique risks.
	You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks	An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC , including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Certificate.
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
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	Restrictions	Location in Statutory Prospectus
Optional Benefits	Optional benefits may not be available in all states or in all Plans.

The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Riders will not be issued on or after the Participant’s 70th birthday.

The Guaranteed Minimum Death Benefit Riders cannot be terminated by the Participant or the Contract Owner after the Certificate Date.

Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

	The Guaranteed Minimum Death Benefit Riders may only be terminated by Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.	The Contract – Deductions and Expenses Charges for Optional Riders – Premium Bonus Rider The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
Taxes
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate. There is no additional tax benefit to the investor when the Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.	Other Information - Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges
Overview of the Certificate

What is the purpose of this Contract , and what is it designed to do?
The purpose of the Contract /Certificate is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract /Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Certificate can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Certificate may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolio Companies.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This
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prospectus applies to all HMLIC Contracts with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Certificate has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Certificate . To help You accumulate assets, You can invest Your premium payments in:
•	Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•	a General Fixed Account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The General Fixed Account is part of HMLIC’s general account.
•	any Guarantee Period Account available under Your Certificate . The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”).
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Certificate and turn Your Participant Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Certificate ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Certificate. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Certificate Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Participant Account Value at any time. Although, if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract ; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Participant Account Value of Your Certificate .
Death benefits. Your Certificate includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Guaranteed death benefit riders. The Contract Owner may select for all Participant s in its Plan, or a Participant may elect, any of the optional death benefits. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Premium bonus rider. In some situations, We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We received at Our Home Office during a specified period of time. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate , and the death benefit. This rider will only be included or
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offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Certificate , surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$ 36
Base Contract Expenses (2) (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider	0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)	We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
(2)	This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC . We have negotiated rates between 0.75% and 1.25%.
(3)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of
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Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.13%	1.35%
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Certificate expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$11,156	$16,592	$21,096	$32,735

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$3,003	$9,181	$15,596	$32,735
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.	Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3)	Optional	0.05% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
	the Return of Premium Death Benefit – the initial Net Premium received (adjusted for any additional Net Premium , withdrawals and outstanding loan balance).			You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Step-up with Return of Premium	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium Death Benefit described above; or (4) the Step-Up Death Benefit – the greatest Step-Up Anniversary Value (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).	Optional	0.20% (on an annual basis) of Your average Participant Account Value.

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Return of Premium with Interest	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium with Interest Death Benefit – Net premium (adjusted for any additional Net Premium, withdrawals and outstanding loan balance) accumulated at 5% interest prior to and upon the Certificate	Optional	0.30% (on an annual basis) of Your average Participant Account Value.

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.

We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

You should refer to the Contract and enrollment form for the optional riders available to You .
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Anniversary immediately following the Participant’s attainment of age 80.
Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate.	Optional	0.50% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans.

This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract.

You should refer to the Contract and enrollment form for the optional riders available to You.

The premium bonus will never exceed 5% and will never be paid longer than 5 years.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
systematic withdrawal option You select.
Buying the Contract

How Do I Purchase the Qualified Variable Deferred Group Annuity Contract?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. To purchase a Certificate, You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Certificates the employer will purchase the Certificate on behalf of the employee/Participant , but the Participant will be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Certificate Year after 1st Certificate Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Certificate.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of its receipt, and credit Your initial Net Premium to Your Certificate.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium payments among the Fixed Account and/or the available Subaccounts . If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC , unless otherwise directed by You. The amount You direct to a particular Subaccount or to the Fixed Account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of
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Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Certificate .
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Certificate?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
When credited, premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit.For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. Your Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes and may be subject to a Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
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Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These
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events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
On the Annuity Date, the Participant has the right to select fixed or Variable Annuity Payment options or a combination of both. See the Certificate for details regarding Fixed Annuity Payments.
The Participant named on the data pages of the Certificate is the Annuitant and the person on whose life Annuity Payments are based.
The beneficiary(ies) will be the person(s) designated by You and named as such in the enrollment form, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
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Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. In some states, this cancellation period may be longer. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time, (or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same
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manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Certificate charges will reduce your number of Accumulation Units which also impacts your Participant Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
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You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after May 1, 2019, no new transfers are allowed to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund -- Class 4
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
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Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
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Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after May 1, 2019, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Fidelity VIP Overseas Portfolio SC2
Lord Abbett Series Developing Growth Portfolio
Templeton Global Bond VIP Fund Class 4
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Above As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal
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or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
Loans —Loans may be available in certain Qualified Contracts if allowed by the Plan. The terms of such loans are subject to the provisions of the Plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for any Participant for all loans from all retirement plans and deferred compensation plans sponsored by the Contract Owner may not exceed the least of:
1.	any maximum amount established by the Plan; or
2.	the greater of $10,000 or 50 percent of the Participant’s surrender value; or
3.	$50,000 minus the highest outstanding balance of all loans in the previous 12 months under a Participant’s Certificate and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the General Fixed Account. In order to borrow from values in the Guarantee Period Account(s) or Variable Account, You must first transfer those amounts to the General Fixed Account. The General Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is a fixed rate and will be determined by Us at issue of the Certificate. The loan interest rate will remain unchanged during the life of the Certificate. The loan interest rate is guaranteed not to exceed eight percent per year. The loan interest rate will never be greater than that permitted by law.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the General Fixed Account, any Guarantee Period Account(s) and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. General Fixed Account Value equaling the loan amount will be transferred from the General Fixed Account and allocated to the loan reserve account. The General Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. The loan reserve account interest rate will never be less than the guaranteed interest rate shown on the Certificate’s data pages or 1.0%, whichever is greater. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
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We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the General Fixed Account and will begin earning the same interest rate as other funds newly allocated to the General Fixed Account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Certificate. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by the Contract Owner, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the sum of the Participant Account Value and the loan reserve account value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Participant Account Value and death benefit whether or not the loan is repaid. The Participant Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the General Fixed Account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Certificate, We will reduce the sum of the Participant Account Value and the loan reserve account value by the loan amount plus any applicable surrender charges, adjusted by any Market Value Adjustment.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Certificate may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract/Certificate in place of the one You own. You should only exchange Your Contract/Certificate if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract/Certificate rather than continue to own Your existing Contract/Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant
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Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. The Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. For withdrawals from a Guarantee Period Account, the amount distributed will also be increased by a positive Market Value Adjustment or reduced by a negative Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be
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from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
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If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
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Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
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In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge (currently 0.75% - 1.25%) to the Subaccounts for the life of the Certificate. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC . We have negotiated rates between 0.75% and 1.25%.This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Certificate fees will not be sufficient to cover Our costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. HMLIC may collect a separate charge for this rider which will not exceed 0.50%
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annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
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Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
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We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
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Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
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Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) for the remainder of the specified period.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
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Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
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Financial Information

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. We begin crediting interest to any Net Premium received and allocated to the Fixed Account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw or surrender amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix C.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to any other business of HMLIC. The assets of
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the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Certificate. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the
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Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Participant may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Participant’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
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Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
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Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and Required Minimum Distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
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Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)	for a qualified birth or adoption.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain Required Minimum Distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the Required Minimum Distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a
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chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the Required Minimum Distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $20,500 for 2022 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2022, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the Required Minimum Distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2022, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
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Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the Required Minimum Distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2022 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Certificate to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Certificate with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Certificate over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
44

Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
45

Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/QVDGAC. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(2)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2015 Portfolio SC2 / Fidelity Management and Research Co.	0.71%	7.39%	9.36%	8.16%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2025 Portfolio SC2 / Fidelity Management and Research Co.	0.78%	10.55%	11.24%	9.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2035 Portfolio SC2 / Fidelity Management and Research Co.	0.87%	15.18%	13.98%	11.97%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2045 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.53%	14.72%	12.49%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2055 Portfolio SC2 / Fidelity Management and Research Co.	0.90%	17.52%
Lifecycle/Target date funds	Fidelity ® VIP Freedom 2065 Portfolio SC2 / Fidelity Management and Research Co..	0.90%	17.47%
Asset Allocation	Fidelity ® VIP FundsManager® 20% SC2 / Fidelity Management and Research Co.	0.60%	3.52%	5.34%	4.39%
Asset Allocation	Fidelity ® VIP FundsManager® 50% SC2 / Fidelity Management and Research Co.	0.84%	9.88%	9.75%	8.18%
Asset Allocation	Fidelity ® VIP FundsManager® 60% SC2 / Fidelity Management and Research Co.	0.90%	12.21%	11.10%	9.44%
Asset Allocation	Fidelity ® VIP FundsManager® 70% SC2 / Fidelity Management and Research Co.	0.97%	14.44%	12.28%	10.48%
Asset Allocation	Fidelity ® VIP FundsManager® 85% SC2 / Fidelity Management and Research Co.	1.05%	17.64%	14.22%	12.14%
46

Type of Fund	Portfolio Company and Adviser/Subadviser(2)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Large Value	American Funds IS Washington Mutual Investors Fund Class 4/ Capital Research and Management Company	0.77%*	27.51%	12.22%	13.53%
Large Blend	Fidelity ® VIP Index 500 Portfolio SC 2(1) / Fidelity Management & Research Co.	0.35%	28.26%	18.05%	16.15%
Large Blend	JPMorgan Insurance Trust U.S. Equity Portfolio /J.P. Morgan Investment Management Inc.	0.99%	29.01%	19.33%	17.17%
Large Growth	American Funds IS Growth Fund Class 4/ Capital Research and Management Company	0.85%	21.69%	25.12%	19.44%
Medium Value	MFS VIT III Mid-Cap Value Portfolio, Service Class / MFS	1.04%*	30.60%	12.15%	13.31%
Medium Blend	Calvert VP S&P Mid-Cap 400 Index F / Calvert Research and Management	0.53%*	24.17%	12.50%	13.49%
Medium Growth	Allspring VT Discovery Fundsm(1) / Wells Capital Management	1.13%	-5.04%	20.84%	16.60%
Small Value	JPMorgan Small Cap Value Fund — A Shares / J.P. Morgan Investment Management Inc.	1.26%	0.23%	6.41%	7.45%
Small Blend	BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares(1) / BNY Mellon Investment Adviser, Inc.	0.60%*	26.14%	11.78%	13.88%
Small Growth	ClearBridge Variable Small Cap Growth 1 / Legg Mason Partners Fund Advisor, LLC.	0.80%	12.61%	21.34%	17.14%
Small Growth	Lord Abbett Series Fund - Developing Growth Portfolio(3) / Lord Abbett & Co. LLC.	1.04%	-2.75%	24.69%	17.25%
Emerging Markets	American Funds IS New World Fund Class 4/ Capital Research and Management Company	1.07%*	4.63%	12.96%	8.41%
Developed Markets	MFS VIT II International Growth Portfolio, Service Class/ MFS	1.13%*	8.99%	13.95%	9.73%
Developed Markets	Fidelity ® VIP Overseas Portfolio SC 2(3) (1) / Fidelity Management & Research Co.	1.02%	19.39%	14.15%	10.55%
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Type of Fund	Portfolio Company and Adviser/Subadviser(2)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Real Estate	Fidelity ® VIP Real Estate SC2 / Fidelity Management & Research Co.	0.89%	38.64%	9.05%	10.14%
High Yield Bond	BlackRock High Yield V.I. Class III / BlackRock Advisers, LLC.	0.81%*	5.23%	6.11%	6.53%
Corporate Bond	Fidelity ® VIP Investment Grade Bond Portfolio SC 2(1) / Fidelity Management & Research Co.	0.64%	-0.90%	4.08%	3.29%
Global Bond	Vanguard ® VIF Global Bond Index / Vanguard Group	0.13%	-1.84%
Global Bond	Templeton Global Bond VIP Fund — Class 4(3) / Franklin Advisers, Inc.	0.86%*	-5.01%	-1.03%	1.04%
Balanced	American Funds IS Managed Risk Asset Allocation Fund P2/ Capital Research and Management Company	0.90%*	12.50%	8.94%
Balanced	Wilshire VIT Global Allocation Fund(1) / Wilshire Advisors, LLC	1.31%	11.84%	9.61%	8.52%
Money Market	Goldman Sachs VIT Government Money Market Fund / Goldman Sachs Asset Management, L.P	0.18%*	0.01%	0.73%	0.36%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/QVDGAC
(1) The following Portfolio Companies are available for Variable Annuity Payments: Wilshire VIT Global Allocation Fund, Fidelity® VIP Index 500 Portfolio SC 2, Fidelity® VIP Overseas Portfolio SC 2(2), Fidelity® VIP Investment Grade Bond Portfolio SC 2, Allspring VT Discovery Fundsm and BNY Mellon Investment Portfolios: Small Cap Stock Index Portfolio—Service Shares.
(2) Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.
(3)	On and after May 1, 2019, Contract Owners may not begin or increase premium payment allocations or make new transfers to the Portfolio Companies. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Companies, they may continue the program(s), but may not begin or increase allocations.
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Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.05^3 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.05^2 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
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The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
50

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I = 6%
J = 3%
N = 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I = 6%
J = 9%
N = 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○	MVA = -.117 × 1010 = $-118.17
○	Final withdrawal value = $891.83
51

Retirement Protector Qualified Variable Deferred Group Annuity Contract funded through Horace Mann Life Insurance Company Qualified Group Annuity Separate Account of Horace Mann Life Insurance Company
May 1, 2022
This prospectus describes a variable, qualified group annuity Contract (“Contract”) to qualified retirement plans. The Contract and Certificates issued thereunder (“Certificates”) are issued by Horace Mann Life Insurance Company (“HMLIC”) in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”).
Participants may allocate Net Premium and Participant Account Value to the Fixed Account or to the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (“Separate Account”) that invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The retirement plan sponsor has the right to limit the number of funds available in its plan and may choose to exclude some of the following Underlying Funds. The Underlying Funds are listed in Appendix A: Portfolio Companies available under the Contract.
In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us.
This prospectus sets forth the information an investor should know before purchasing a Contract or a Certificate thereunder and should be kept for future reference.
If You are a new investor in the Certificate, You may cancel Your Certificate within 30 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void. You should review the prospectus, or consult with Your investment professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS
SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
TO THE CONTRARY IS A CRIMINAL OFFENSE.
THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER
GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY
ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
The date of this prospectus is May 1, 2022.

2

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Participant’s interest in a Subaccount before Annuity Payments begin.
Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.
Annuitant: The person whose life determines the Annuity Payments made under a Certificate.
Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Participant Account Value on the Annuity Date, adjusted for any applicable Market Value Adjustment and less any applicable premium tax.
Annuity Date: The date Annuity Payments begin. The criteria for setting an Annuity Date are set forth in Your Certificate, and the anticipated Annuity Date is shown on the data pages of Your Certificate.
In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72. See “Tax Consequences --- Required Minimum Distributions.”
Annuity Payments: A series of payments beginning on the Annuity Date.
Annuity Period: The period during which Annuity Payments are made.
Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.
Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.
Certificate: The document issued to each Participant under a Contract describing the terms of the Contract and the rights and benefits of the Participant.
Certificate Account: An account established to receive a Participant’s Net Premium.
Certificate Account Value: A Certificate Account’s Fixed Account Value plus the Certificate Account’s Variable Account Value.
Certificate Anniversary: The same day and month as a Certificate Date for each succeeding year of a Certificate.
Certificate Date: The date when a Certificate becomes effective. The Certificate Date is shown on the data pages of the Certificate.
Certificate Year: A period of twelve months beginning on the Certificate Date or any Certificate Anniversary.
Contract: The group flexible premium deferred variable annuity contract this prospectus offers and the Certificates thereunder. This document describes the terms of the annuity contract, the rights of the Contract Owner and the rights and benefits of the Participants.
Contract Account: An account established to receive Contract Owner Net Premium on behalf of a Participant.
Contract Account Value: A Contract Account’s Fixed Account Value plus the Contract Account’s Variable Account Value.
Contract Owner: The entity identified as the Contract Owner on the data pages of a Certificate.
FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of the National Association of Securities Dealers (“NASD”) and the member regulation, enforcement and arbitration functions of the New York Stock Exchange. (“NYSE”).
Fixed Account: An account established to receive the Net Premium, any applicable premium bonus, and the transfers allocated to the General Fixed Account and any Guarantee Period Account(s). Fixed Account money is invested along with other insurance funds in Our general account.
Fixed Account Value: The dollar value of the Fixed Account under a Certificate before Annuity Payments begin.
Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.
Fixed Net Premium: The Net Premium allocated to the Fixed Account plus any transfers from the Variable Account, less a proportional amount for any withdrawals and transfers from the Fixed Account.
3

General Fixed Account: A Participant’s portion of an interest-bearing account set up to receive the Net Premium and the transfers allocated to such account under the Participant Account. The General Fixed Account is distinguished from the Guarantee Period Account option(s) of the Fixed Account.
Guarantee Period Account(s): Fixed Account option(s) that may be offered under a Certificate that provide a guaranteed interest rate for a specified period of time (“Guarantee Period”) and to which a Market Value Adjustment may apply.
HMLIC, We, Us, Our: Horace Mann Life Insurance Company.
Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; 800-999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.
Investment Options: The Fixed Account option(s) and the Underlying Funds in which the Subaccounts invest.
Market Value Adjustment: For any Guarantee Period Account, an increase or decrease in the surrender value or withdrawal value, a transfer amount, or in the amount applied to an annuity option. A Market Value Adjustment reflects changes in the level of prevailing current interest rates since the beginning of each Guarantee Period.
Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.
Net Premium: The premium payments paid to HMLIC under the Contract Account and Certificate Account of a Certificate, less any applicable premium tax.
Participant (You, Your): A person to whom a Certificate showing participation under a Contract has been issued.
Participant Account: An account established for each Participant to receive premium payments made by or on behalf of the Participant.
Participant Account Value: The Contract Account Value plus the Certificate Account Value, before Annuity Payments begin.
Plan: The employer-sponsored retirement plan under which a Certificate is issued, evidenced by a written Plan Document.
Plan Document: A document establishing the terms and benefits of a Plan. We are not a party to such a document.
Premium Year: A period of twelve months beginning on the date each premium payment is received in Our Home Office and on any annual anniversary of that date.
Proof of Participant’s Death: (1) A completed claimant’s statement as provided by Us; and (2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.
Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts and the Certificates thereunder: IRC Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 457(b) eligible governmental deferred compensation plan annuity (“457(b) Contract”); and IRC Section 401 qualified annuity (“401 Contract”).
Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 457(b).
Required Minimum Distribution: The amount required to be withdrawn from Your Certificate after You reach age 72 or upon Your death. See “Tax Consequences – Required Minimum Distributions”.
Separate Account: The Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “Act”).
Subaccount: A division of the Separate Account, which purchases shares of a corresponding Underlying Fund.
Underlying Funds, Portfolio Companies: Mutual Funds that are listed in this document and are available for investment by the Separate Account.
4

Valuation Date: Any day on which the NYSE is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time or the close of the NYSE if earlier. We deem receipt of any Net Premium or transaction request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time or the close of the NYSE, if earlier on that day. If received at or after 3:00 p.m. Central Time or the close of the NYSE, if earlier, We deem receipt to occur on the following Valuation Date.
Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.
Variable Account: A Participant’s portion of the Separate Account set up to receive Net Premium, any applicable premium bonus and transfers allocated to the Separate Account under the Participant Account.
Variable Account Value: The dollar value of the Variable Account under a Certificate before Annuity Payments begin.
Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.
5

Important Information You Should Consider About the Certificate

	Fees and Expenses			Location in Statutory Prospectus
Charges For Early Withdrawals	If You make a withdrawal from or surrender the Certificate, You may be assessed a surrender charge up to 8.0% of the amount withdrawn or surrendered. Surrender charges are applied to surrenders and withdrawals based on the date the premium payment is made and not on the effective date of the Certificate .
	For example, if You make an early withdrawal, You could pay a surrender charge of up to $8,000 on a $100,000 investment.			The Contract - Deductions and Expenses - Surrender Charges
Transaction Charges	Aside from the charges for early withdrawals described above and potential premium taxes, there are no charges for transactions.			The Contract - Transactions
Ongoing Fees and Expenses (Annual Charges)	The table below describes the fees and expenses that You may pay each year, depending on the options You choose. Please refer to Your Certificatedata pages for information about the specific fees You will pay each year based on the options You have elected.	The Contract - Deductions and Expenses - Mortality and Expense Risk Fee (“M&E Fee”)

The Contract - Deductions and Expenses - Annual Maintenance Fee

Additional Information About Fees - Annual Portfolio Company Expenses
	Annual Fee	Minimum	Maximum
	Base Contract	0.75% of the Participant Account Value	1.29% of the Participant Account Value
	Investment Options (Portfolio Company Fees and Expenses)	0.04% as a percentage of Portfolio Company assets.	1.21% as a percentage of Portfolio Company assets.
	Optional Benefits Available for an Additional Charge (For a Single Optional Benefit , if Elected)	0.05% as a percentage of average Participant Account Value.	0.50% as a percentage of average Participant Account Value.
Because Your Certificate is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your Certificate, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Certificate , which could add surrender charges that substantially increase costs.
	LOWEST ANNUAL COST:	HIGHEST ANNUAL COST:
	$1,342	$2,511
	Assumes:	Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive combination of Contract classes and Portfolio Company fees and expenses
• No optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals	• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of Contract classes, Portfolio Company fees and expenses and optional benefits
• No sales charges
• No additional purchase payments, transfers or withdrawals
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	Risks	Location in Statutory Prospectus
Risk of Loss	You can lose money by investing in this Certificate , including loss of principal.	Principal Risks of Investing in the Contract – Risk of Loss
Not a Short-term Investment	This Certificate is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
	Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period.The benefits of tax deferral also mean the Certificate is more beneficial to investors with a long-time horizon.	Principal Risks of Investing in the Contract – Not a Short-term Investment
Risks Associated with Investment Options	An investment in this Certificate is subject to the risk of poor investment performance and can vary depending on the performance of the Investment Options available under the Certificate (e.g., Portfolio Companies).
Each Investment Option (including any Fixed Account Investment Option) will have its own unique risks.
	You should review these Investment Options before making an investment decision.	Principal Risks of Investing in the Contract – Risks Associated with Investment Options
Insurance Company Risks	An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any Fixed Account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC , including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.	Principal Risks of Investing in the Contract – Insurance Company Risks
Restrictions
Investments	HMLIC reserves the right to remove or substitute Underlying Funds as Investment Options that are available under the Certificate.
At any time before Your Certificate’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, subject to certain restrictions. Transfers from a Guarantee Period Account to the General Fixed Account or to the Variable Account, or between Guarantee Period Accounts, may be subject to a Market Value Adjustment.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund.

If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.	Horace Mann Life Insurance Company - The Fixed Account - The Separate Account and the Portfolio Companies - The Portfolio Companies - Selection of Portfolio Companies

The Contract - Transactions - Transfers

The Contract - Transactions - Market Timing
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	Restrictions	Location in Statutory Prospectus
Optional Benefits	Optional benefits may not be available in all states or in all Plans.

The Premium Bonus Rider is only available at issue of the Contract and will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. You should refer to the Contract and enrollment form for the optional riders available to You.

Guaranteed Minimum Death Benefit Riders will not be issued on or after the Participant’s 70th birthday.

The Guaranteed Minimum Death Benefit Riders cannot be terminated by the Participant or the Contract Owner after the Certificate Date.

Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

	The Guaranteed Minimum Death Benefit Riders may only be terminated by Us as described in the Guaranteed Minimum Death Benefit Rider(s) attached to Your Certificate.	The Contract – Deductions and Expenses Charges for Optional Riders – Premium Bonus Rider The Contract – Death Benefit – Guaranteed Minimum Death Benefit Riders
Taxes
Tax Implications	An investor should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Certificate. There is no additional tax benefit to the investor when the Certificate is purchased through a tax-qualified plan. Withdrawals will be subject to ordinary income tax and may be subject to tax penalties.	Tax Consequences - Taxation of Qualified Contracts
Conflicts of Interest
Investment Professional Compensation	Some investment professionals may receive compensation for selling a contract to investors. This compensation is typically paid in the form of commissions, but the sale of the Certificate may also count toward the investment professional’s qualification for receipt of cash and non-cash compensation related to sales incentives or contests. These investment professionals may have a financial incentive to offer or recommend the Certificate over another investment.	Other Information - Distribution of the Contract
Exchanges	Some investment professionals may have a financial incentive to offer an investor a new contract in place of the one he or she already owns. That investor should only exchange his or her existing contract if he or she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him or her to purchase the new contract rather than continue to own the existing contract.	The Contract - Transactions - Conversions/ Exchanges
Overview of the Certificate

What is the purpose of this Contract , and what is it designed to do?
The purpose of the Contract /Certificate is to help individuals who are seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract /Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, the individual should have reasons other than tax deferral to purchase this product.
The Certificate can be used to supplement Your retirement income by providing accumulated funds that can be used for retirement or by providing a stream of income payments during the payout phase. It also offers death benefits to protect Your designated beneficiaries. This Certificate may be appropriate if You have a long investment time horizon. It is not intended for people who may need to make early or frequent withdrawals or intend to engage in frequent trading in the Portfolio Companies.
To determine the Certificate You own, look in the bottom left-hand corner of Your Certificate for the form number. This
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prospectus applies to all HMLIC Contracts with a form number of IC-456 immediately followed by any combination of 3 letters and/or numbers.
How Do I Accumulate Assets in this Contract and Receive Income from the Contract?
Your Certificate has two phases: 1) an accumulation (savings) phase; and 2) a payout (income) phase.
1) Accumulation (Savings) Phase
The accumulation phase is the period of time (often several years or even decades) during which You are making premium payments into Your Certificate . To help You accumulate assets, You can invest Your premium payments in:
•	Portfolio Companies (mutual funds), a broad range of varying asset categories (such as lifecycle/target date, large company value, small company growth, and bond funds, among others). Each has its own investment strategies, investment advisers, expense ratios, and returns; and
•	a General Fixed Account option, which offers a guaranteed interest rate. The guaranteed interest rate is established at issue, but will never be less than 1%. The General Fixed Account is part of HMLIC’s general account.
•	any Guarantee Period Account available under Your Certificate . The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”).
A list of Portfolio Companies in which You can invest is provided in Appendix A: Portfolio Companies Available Under the Contract, located in the back of the prospectus along with the type of fund, the adviser/subadviser, current expenses and performance information for each Portfolio Company.
2) Payout (Income) Phase
You can elect to annuitize Your Certificate and turn Your Participant Account Value into a stream of income payments (sometimes called Annuity Payments), at which time the accumulation phase of the Certificate ends. These payments may continue for a fixed period of years, for Your entire life, or for the longer of a fixed period or Your life. The payments may also be fixed or variable. Variable payments will vary based on the performance of the Investment Options You select.
Please note that if You annuitize, Your investments will be converted to income payments and You may no longer be able to choose to withdraw money at will from Your Certificate. All death benefits terminate upon annuitization.
What are the Primary Features and Options that this Certificate Offers?
Accessing Your money. Until You annuitize, subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan, You can choose to withdraw Your Participant Account Value at any time. Although, if You withdraw early, You may have to pay a surrender charge and/or income taxes, including a penalty tax if You are younger than age 59 ½.
Loans. Loans may be available in certain Qualified Contracts if allowed by the Qualified Retirement Plan. The terms of such loans are subject to the provisions of the plan and the IRC.
Tax treatment. You can transfer money between Investment Options without tax implications, and earnings (if any) on Your investments are generally tax-deferred. You are taxed only when: (1) You make a withdrawal; (2) You receive an income payment from the Contract ; or (3) upon payment of a death benefit.
Systematic Withdrawals. Before commencement of an Annuity Period, You may select systematic withdrawals. You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of Required Minimum Distributions which are paid annually. As with any withdrawal, systematic withdrawals will reduce the Participant Account Value of Your Certificate .
Death benefits. Your Certificate includes a basic death benefit that will pay Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.
Guaranteed death benefit riders. The Contract Owner may select for all Participant s in its Plan, or a Participant may elect, any of the optional death benefits. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
Premium bonus rider. In some situations, We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We received at Our Home Office during a specified period of time. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate , and the death benefit. This rider will only be included or
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offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time.
If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Portfolio rebalancing and dollar cost averaging. At no additional charge, You may select portfolio rebalancing, which automatically rebalances the Investment Options You select to maintain Your chosen mix of Investment Options. Alternately, at no additional charge, You may select dollar cost averaging, which automatically transfers a specific amount of money from the Fixed Account to the Investment Options You have selected, at set intervals over a specific period of time.
Fees

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering or making withdrawals from the Certificate. Please refer to Your Certificate’s data page for information about the specific fees You will pay each year based on the options You have elected.
The first table describes the fees and expenses that You will pay at the time that You buy the Certificate , surrender or make withdrawals from the Certificate, or transfer Account Value between Investment Options. State premium taxes may also be deducted.
Transaction Expenses
Sales Load Imposed on Purchases (as a percentage of purchase payments)	None
Deferred Sales Load (or Surrender Charge) (as a percentage of amount surrendered)	8% Maximum Surrender Charge
Exchange Fee	None
The next table describes the fees and expenses that You will pay each year during the time that You own the Certificate (not including Portfolio Company fees and expenses).
Annual Contract Expenses
Administrative Expenses (1)	$ 36
Base Contract Expenses (2) (as a percentage of average Variable Account Value)	1.25%
Optional Benefit Expenses (as a percentage of average Participant Account Value))

Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium

Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest

Guaranteed Minimum Death Benefit Rider — Return of Premium

Premium Bonus Rider	0.20%(3) 0.30%(3) 0.05% 0.50%
Loan Interest	8%
(1)	We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers. We reserve the right to change the annual maintenance fee for Certificates issued in the future.
(2)	This table reflects the maximum M&E rate available under the Contract. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC . We have negotiated rates between 0.75% and 1.25%.
(3)	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of
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Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
The next item shows the minimum and maximum total operating expenses charged by the Portfolio Companies that You may pay periodically during the time that You own the Certificate. A complete list of Portfolio Companies available under the Certificate, including their annual expenses, may be found at the back of this document.
Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio Company assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.04%	1.21%
Example
This Example is intended to help You compare the cost of investing in the Certificate with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Certificate expenses, and Annual Portfolio Company Expenses.
The Example assumes that You invest $100,000 in the Certificate for the time periods indicated. The Example also assumes that Your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Company Expenses and optional benefits available for an additional charge. Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:
If You surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$10,705	$15,237	$18,808	$27,999

If You annuitize or do not surrender Your Contract at the end of the applicable time period:	1 year	3 years	5 years	10 years
	$2,511	$7,715	$13,171	$27,999
Benefits Available Under the Contract

The following table summarizes information about the benefits available under the Contract.
Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Death Benefit	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greater of: (1) the Participant Account Value; or (2) the death benefit provided in any rider attached to the Certificate.	Standard	None	None
Guaranteed Minimum Death Benefit — Return of Premium	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3)	Optional	0.05% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
	the Return of Premium Death Benefit – the initial Net Premium received (adjusted for any additional Net Premium , withdrawals and outstanding loan balance).			You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Step-up with Return of Premium	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium Death Benefit described above; or (4) the Step-Up Death Benefit – the greatest Step-Up Anniversary Value (adjusted for any additional Net Premium, withdrawals and outstanding loan balance).	Optional	0.20% (on an annual basis) of Your average Participant Account Value.

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

You should refer to the Contract and enrollment form for the optional riders available to You.
Guaranteed Minimum Death Benefit — Return of Premium with Interest	If You die before the Annuity Date and while the Certificate is in force, pays Your designated beneficiaries the greatest of: (1) the Participant Account Value; or (2) the death benefit provided in any other rider attached to the Certificate; or (3) the Return of Premium with Interest Death Benefit – Net premium (adjusted for any additional Net Premium, withdrawals and outstanding loan balance) accumulated at 5% interest prior to and upon the Certificate	Optional	0.30% (on an annual basis) of Your average Participant Account Value.

If both the Guaranteed Minimum Death Benefit Rider — Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider — Return of Premium with Interest are selected, the total annual charge for both riders will not exceed 0.40% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.

This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date.

We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.

You should refer to the Contract and enrollment form for the optional riders available to You .
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
Anniversary immediately following the Participant’s attainment of age 80.
Premium Bonus	Provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate.	Optional	0.50% (on an annual basis) of Your average Participant Account Value.	May not be available in all states or in all Plans.

This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract.

You should refer to the Contract and enrollment form for the optional riders available to You.

The premium bonus will never exceed 5% and will never be paid longer than 5 years.
Portfolio Rebalancing	Automatically rebalances the Investment Options You select (either quarterly, semiannually or annually)to maintain Your chosen mix of Investment Options.	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
Dollar Cost Averaging	Automatically transfers a specific amount of money from the Investment Options You have selected, at set intervals over a specific period of time.	Standard	None	Cannot use with the portfolio rebalancing option. Only available during the accumulation phase. Subject to portfolio restrictions.
Systematic Withdrawals	Automatically withdraws money (either monthly, quarterly, semi-annually or annually) from the Investment Options You select. The amount of the withdrawals are determined by the	Standard	None	Cannot use with the dollar cost averaging option. Only available during the accumulation phase. Subject to portfolio restrictions.
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Name of benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Restrictions/Limitations
systematic withdrawal option You select.
Buying the Contract

How Do I Purchase the Retirement Protector Qualified Variable Deferred Group Annuity Contract ?
Employers may purchase the Contract and Participants may purchase Certificates thereunder. To purchase a Certificate , You must complete an application bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 457(b) and 401 Certificates the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
How Much Can I Contribute and How are My Contributions Invested?
Your premium payments will be invested in the Investment Options that You choose.
Qualified Policies (Purchased using pre-tax dollars)
Minimum Initial Annual Premium	$300 annually
Minimum Subsequent Annual Premiums	$300 annually
Maximum Subsequent Premiums (per Certificate Year after 1st Certificate Anniversary)	As permitted by IRS regulations
Maximum Total Premiums	$1,000,000 without Our prior approval
After Your initial premium payment, You are not required to make any additional premium payments under Your Certificate.
When Will Any Premium Payments that I Make be Credited to My Account?
Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.
If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of its receipt, and credit Your initial Net Premium to Your Certificate.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.
Allocation of Net Premiums—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium payments among the Fixed Account and/or the available Subaccounts . If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC , unless otherwise directed by You. The amount You direct to a particular Subaccount or to the Fixed Account must be in whole number percentages from 5% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form.
Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of
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Accumulation Units purchased by Your premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Portfolio Company, expenses and the deduction of certain charges under the Certificate .
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the NYSE if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract

Can I Access the Money in My Account During the Asset Accumulations (Savings) Phase?
Yes. However, withdrawal of Account Value from Qualified Contracts are subject to any restrictions imposed by the IRC or under the Qualified Retirement Plan. If not restricted by the IRC or Qualified Retirement Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin.
What is the Process to Request a Withdrawal of Money from My Certificate?
You may request a surrender or a partial withdrawal by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com.
When credited, premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit.For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. Your Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes and may be subject to a Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant’s Account Value to less than $100.
The surrender or partial withdrawal of Variable Account Value (including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value. Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date following the receipt of such request in good form at Our Home Office. HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form for a partial withdrawal or surrender.
Can I Access the Money in My Account During the Annuity (Income) Phase?
You will receive payments under the Annuity Payment option You select. However, You generally may not take any other withdrawals.
Principal Risks of Investing in the Contract
Risk of Loss—The Certificate involves investment risk, including the loss of the principal amount invested.
Not a Short-term Investment—The Certificate is not suitable as a short-term savings vehicle. It is designed for individuals seeking long-term, tax-deferred accumulation of funds. Surrender charges may apply for up to 10 years. Surrender charges will reduce the value of Your Certificate if You withdraw money during the surrender charge period. Purchasing the Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan. Therefore, You should have reasons other than tax deferral to purchase this product.
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Risks Associated with Investment Options—There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager. Past performance does not guarantee how the Underlying Funds will perform in the future. Your investments in Underlying Funds will fluctuate and You could lose money.
Premium Bonus Risk—In some situations We provide or offer a premium bonus rider. This bonus feature provides for a percentage of premium to be credited to all premiums We receive at Our Home Office during a specified period of time. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract and the premium bonus will never be more than 5% nor paid longer than 5 years. HMLIC may collect a separate charge for this rider. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, a higher mortality and expense risk fee, a lower credited rate on the Fixed Account and/or higher surrender charges and may only be beneficial to You if You own a Certificate for a sufficient length of time. Under some circumstances, You may be worse off if Your Certificate includes this bonus feature. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Under this scenario, the excess will be a profit to Us. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Withdrawals from Your Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. If You are a new investor in the Certificate and exercise Your right to cancel Your Certificate within 30 days of receiving it without paying fees or penalties, You will receive the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received.
Insurance Company Risks—An investment in the Certificate is subject to the risks related to Horace Mann Life Insurance Company (HMLIC). Any obligations (including under any fixed account Investment Options), guarantees, or benefits are subject to the claims-paying ability of HMLIC. More information about HMLIC, including its financial strength ratings, is available upon request from HMLIC, and may be obtained by calling 1-800-999-1030 or visiting http://www.horacemann.com/why-us/a-history-of-financial-strength.
Limitation on Access to Cash Value Through Withdrawals—Unless restricted by the IRC, or the terms of any Qualified Retirement Plan under which Qualified Contracts are issued (if applicable), You may at any time before the Annuity Date surrender Your Certificate in whole or withdraw in part for cash. You may have to pay federal income taxes and an additional tax (penalty tax) if You surrender or make a withdrawal from Your Certificate. The IRC provides an additional tax (penalty tax) for early distributions under annuity contracts and Qualified Retirement Plans. Values may not be withdrawn from Qualified Contracts except under certain circumstances.
Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions) and employer amounts are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section72 of the IRC. Distributions from Qualified Contracts (other than traditional IRAs or Roth IRAs) may be restricted by the Qualified Retirement Plan and the IRC. Early distributions from Qualified Contracts may be subject to a penalty tax and the IRC also generally requires that distributions from Qualified Contracts begin by April 1, following the calendar year in which the Contract Owner reaches age 72.
Significant Events—We are also exposed to risks related to natural and man-made disasters and catastrophes, such as storms, fires, floods, earthquakes, epidemics, pandemics, malicious acts, and terrorist acts, which could adversely affect Our ability to conduct business. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability, or willingness, of Our workforce and employees of service providers and third party administrators to perform their job responsibilities. Even if Our workforce and employees of Our service providers and third party administrators were able to work remotely, those remote work arrangements could result in Our business operations being less efficient than under normal circumstances and lead to delays in Our issuing Certificates and processing of other Certificate-related transactions, including orders from Participants. Catastrophic events may negatively affect the computer and other systems on which We rely and may interfere with Our ability to receive, pickup and process mail, Our processing of Certificate-related transactions, impact Our ability to calculate Certificate value, or have other possible negative impacts. These
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events may also impact the issuers of securities in which the Portfolio Companies invest, which may cause the Portfolio Companies underlying Your Certificate to lose value. There can be no assurance that We, the Portfolio Companies or Our service providers will avoid losses affecting Your Certificate due to a natural disaster or catastrophe.
The Contract
Who owns the money accumulated under the Contract?
Under the Contract, We may establish one or more accounts for You. Generally, We establish a Certificate Account to receive salary reduction and rollover amounts and a Contract Account to receive employer amounts. You have the right to the value of Your Certificate Account and any Contract Account established on Your behalf.
Participants’ Rights
The Contract and the Certificates thereunder will be issued under a Qualified Retirement Plan, as defined in this prospectus, and are subject to certain tax restrictions. See “Tax Consequences.”
For Qualified Contracts, the Participant may be required to forego certain rights granted by the Certificate and should refer to the provisions of his or her Certificate, the provisions of the Plan and/or applicable provisions of the IRC. Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract. For example, an employer’s 403(b) plan may not allow loans, may not permit Roth contributions, and may restrict withdrawals under certain circumstances.
Unless otherwise provided by law, and subject to the terms of any governing Plan, or to the rights of any irrevocable beneficiary, the Participant may exercise all privileges of ownership, as defined in the Certificate. These privileges include the right during the period specified in the Certificate to change the beneficiary, and to agree to a modification of the Certificate terms. When multiple Certificate numbers, with the same first nine digits in the Certificate numbers, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Participant completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it in good form (sufficiently clear so that We do not need to exercise discretion to follow such instructions), subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Certificate issued under a Qualified Retirement Plan is generally prohibited.
On the Annuity Date, the Participant has the right to select fixed or Variable Annuity Payment options or a combination of both. See the Certificate for details regarding Fixed Annuity Payments.
The Participant named on the data pages of the Certificate is the Annuitant and the person on whose life Annuity Payments are based.
The beneficiary(ies) will be the person(s) designated by You and named as such in the enrollment form, unless later changed. The beneficiary(ies) will receive their portion of the death benefit or under certain circumstances, their portion of any remaining guaranteed Annuity Payments.
If You do not name a beneficiary or if the beneficiary named is no longer living, the beneficiary(ies) will be: (1) Your spouse if living, otherwise; (2) Your children equally, if living, otherwise; (3) Your estate.
We will pay multiple beneficiaries according to the most recent written instructions we have received from You at our Home Office. If We do not have any written instructions, We will pay the death benefit or any remaining Annuity Payments in equal shares to the beneficiaries. If there is more than one beneficiary in a class and one of the beneficiaries predeceases You, We will pay the death benefit or any remaining Annuity Payments in equal shares to the surviving beneficiaries in that class, unless otherwise specified by You.
Purchasing a Certificate
To purchase a Certificate, You must complete an enrollment form bearing all requested signatures and a client profile form, in those instances when the purchase of this product was the result of a recommendation. For 403(b), 457(b) and 401 Plans the employer will purchase the Certificate on behalf of the employee/Participant, but the Participant will still be required to complete an enrollment form and client profile form in those instances, when the purchase of this product was the result of a recommendation.
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Enrollment forms are to be sent to Our Home Office. If a registered representative recommended and completed the enrollment form and associated forms, the appropriate broker-dealer has approved the suitability and best interest of the sale, Your enrollment form is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Certificate within two business days of receipt, and credit Your initial Net Premium to Your Certificate. We deem receipt to occur on a Valuation Date if We receive Your properly completed enrollment form and premium payment at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier). If received at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date.
If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the Participant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the Participant.
Although We do not anticipate delays in Our receipt and processing of enrollment forms or premium payments, We may experience such delays to the extent agents fail to forward enrollment forms and premium payments to Our Home Office on a timely basis.
Canceling the Certificate
You have the right to cancel the Certificate for any reason within 30 days after You receive the Certificate. In some states, this cancellation period may be longer. To cancel a Certificate, You must provide written notice of cancellation and return the Certificate to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of: (1) the premium payments made for the Certificate, less any withdrawals and any outstanding loan balance; or (2) the Participant Account Value minus any applicable premium bonus as of the date the returned Certificate was received. We will pay the refund within 7 calendar days after We receive the Certificate. Upon return of the Certificate, it will be deemed void.
Premium Payments
Amount and Frequency of Premium Payments—Net Premium allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form (sufficiently clear so that We do not need to exercise any discretion to follow such instructions). Any Net Premium received and considered to be in good form will be credited on the Valuation Date of receipt. We deem receipt to occur on a Valuation Date if We receive premium at Our Home Office before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier) on that day. If received at or after 3:00 p.m. Central Time, (or after the close of the New York Stock Exchange, if earlier), We deem receipt to occur on the following Valuation Date. HMLIC pays a premium bonus under Certificates to which the premium bonus rider is attached. See “Charges for Optional Riders —Premium Bonus Rider”, below. Premium bonus amounts are treated as interest, resulting in an increase to the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. The minimum premium payment for the Certificate is $25 per month or $300 per year. HMLIC limits the maximum cumulative premium to $1 million, without Our prior approval. After Your initial premium payment, You are not required to make any additional premium payments under Your contract.
The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences - Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”
Allocation of Net Premium—When You complete Your enrollment form, You will give Us instructions on how to allocate Your Net Premium among the Investment Options. If an incomplete enrollment form is received, HMLIC will promptly request additional information needed to process the enrollment form. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by You. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by You. The amount You direct to a particular Investment Option must be in whole number percentages from 5% to 100% of the Net Premium. If You make additional premium payments, We will allocate the Net Premium in the same
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manner as Your initial Net Premium unless You change the allocation percentages. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. The Participant may request a change of allocation at any time.
On and after August 1, 2016, no new premium allocations are allowed to the following Subaccounts:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2019, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new premium allocations are allowed to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
T Rowe Price New Horizons Fund—Investor Class
Accumulation Units and Accumulation Unit Value—Net Premium allocated to the Separate Account is credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The investment experience of the Portfolio Company(ies), expenses and the deduction of certain charges under the Contract affect accumulation unit value and/or the number of accumulation units. If Portfolio Company expenses are higher, You may not be able to purchase as many units. If Portfolio Company expenses are lower, You may be able to purchase more units. The deduction of Certificate charges will reduce your number of Accumulation Units which also impacts your Participant Account Value.
Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your premium payment at or after 3:00 p.m. Central Time (at or after the close of the NYSE, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.
The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:
•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the M&E Fee and applicable rider charges We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.
Transactions
Good Form—The information in this prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.
Transfers—Subject to the restrictions, set forth below and the market timing restrictions (see “Market Timing”) You may transfer amounts from one Subaccount to another, and to and from the Fixed Account of the Certificate, at any time before the Annuity Date. We reserve the right to limit transfers from the General Fixed Account before the Annuity Date as follows and, therefore, You should carefully consider whether investment in the General Fixed Account meets Your investment criteria:
•	No more than 25% of the General Fixed Account value can be transferred to one or more Guarantee Period Accounts or Subaccounts during a 365 day period.
•	If a request to transfer the total General Fixed Account value to one or more Guarantee Period Accounts or Subaccounts is received, the General Fixed Account value will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the year of the final transfer.
Transfers from the Guarantee Period Accounts may be subject to a Market Value Adjustment. See Your Certificate for details.
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We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund for example when an Underlying Fund is not able to provide Us with its net asset value per share on a daily basis. We reserve the right to terminate the transfer privilege at any time for all Participants. We also reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.
You may transfer value from one existing Investment Option into other Investment Options. We reserve the right to limit the number of Investment Options You can choose to transfer into. The minimum amount that can be transferred is $100 or the entire dollar value of the Investment Option, whichever is less. A transfer may not leave an Investment Option with a balance of less than $100.
A Participant may elect to transfer funds between Subaccounts and the Fixed Account by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free), or by accessing Our website at horacemann.com and looking in the “My Account” section.
Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.
Depending on the means used to request a transfer, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Participant and the Certificate number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Investment Options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at Our Home Office unless a future date is requested. See “Other Information—Forms Availability.”
On and after August 1, 2016, no new transfers are allowed to the following Subaccount:
Vanguard Cash Reserve Federal Money Market Fund
On and after May 1, 2019 no new transfers are allowed to the following subaccounts:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021 no new transfers are allowed to the following subaccounts:
T Rowe Price New Income Fund - Investor Class
T Rowe Price New Horizons Fund—Investor Class
On and after May 1, 2022 no new transfers are allowed to the following subaccount:
Vanguard® Mid-Cap Growth Fund
Dollar Cost Averaging—Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money from one or more Investment Options into one or more other Investment Options. Guarantee Period Accounts are not available for the dollar cost averaging program. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. There is no cost for this program. The minimum amount to be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the dollar cost averaging program. There currently are no such limitations, other than the exclusion of the Guarantee Period Accounts referred to above. You may request dollar cost averaging by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date. You may not elect this program if You are participating in a rebalancing program.
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The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each month until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657 Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.
Example: Assume an investor has $200 to invest. If the investor invests all of their money at once, they could buy 10 shares of an investment that has a current share price of $20.
Alternatively, the investor could divide the $200 into four equal investments of $50, spread out over four months and purchase $50 worth of the same investment on the first day of every month regardless of the price. While the price fluctuates over the four months, the amount of shares the $50 buys varies from month to month. With the price fluctuating, the investor ends up paying $200 over the four months for 11 shares.
On and after August 1, 2016, no new dollar cost averaging programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging program:
Vanguard Cash Reserve Federal Money Market Fund
On and after May 1, 2019, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:

T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:
T Rowe Price New Income Fund - Investor Class
T Rowe Price New Horizons Fund—Investor Class
On and after May 1, 2022, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging program:
Vanguard® Mid-Cap Growth Fund
Rebalancing—Rebalancing is the periodic adjusting of Investment Option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your Participant Account Value either once or on a periodic basis. The Guarantee Period Accounts are not available for rebalancing and You may not elect this program if You are participating in a dollar cost averaging program.
For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Participant. The minimum percentage that may be transferred to any one Investment Option is 5% of the Participant Account Value. HMLIC reserves the right to limit the number of Investment Options and which Investment Options are available for the rebalancing program. There currently are no such limitations other than the exclusion of the Guarantee Period Accounts referred to above. There is no charge for this program.
HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, IL 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing Our website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.
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Rebalancing will begin on the Valuation Date of receipt of the request in good form in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Participant Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Participant Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either by submitting a written request to Us at P.O. Box 4657, Springfield, IL 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section.
All requests must identify the Participant’s name and Certificate number, specify the Investment Options and the percentage to be maintained in each option, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website. Your rebalancing request must match Your premium allocation. If We receive a request to rebalance to allocations different from the current premium allocation, We will change the premium allocations to those on the rebalancing request.
Example: Your target asset allocation is 70% stock funds, 25% bond funds and 5% money market funds. On day one, Your portfolio asset allocation aligns with Your target asset allocation. As time goes by, the different investments in Your portfolio will have their ups and downs. As a result, one year later, Your portfolio asset allocation is 55% stock funds, 35% bond funds and 10% money market funds. Utilizing rebalancing, You buy 15% stock funds, sell 10% bond funds and sell 5% money market funds to restore Your portfolio asset allocation to Your target asset allocation of 70% stock funds, 25% bond funds and 5% money market funds.
On and after August 1, 2016, no new rebalancing programs to the following Subaccount can start, and allocations to the following Subaccount cannot increase under any existing rebalancing program:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2019, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
T Rowe Price New Income Fund - Investor Class
T Rowe Price New Horizons Fund—Investor Class
On and after May 1, 2022, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing rebalancing program:
Vanguard® Mid-Cap Growth Fund
Changes to Premium Allocations—A Participant may elect to change the allocation of future Net Premium at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Participant or, for telephone and website transactions, accompanied by validating information, (2) include the Participant’s name and Certificate number, and (3) specify the new allocation percentage for each Investment Option (in whole percentages). Allocations made to the Investment Options must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Investment Option in any given Certificate Year to $100. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by Our Home Office unless You specify a later date. See “Other Information—Forms Availability.”
On and after August 1, 2016, Participants are not allowed to begin or increase allocations to the following Subaccount:
Vanguard Cash Reserves Federal Money Market Fund
On and after May 1, 2017, Participants are not allowed to begin or increase allocations to the following Subaccounts:
Vanguard Developed Markets Index Investor Shares

Vanguard High-Yield Corporate Fund Investor Shares
On and after May 1, 2019, Participants are not allowed to begin or increase allocations to the following Subaccount:
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T Rowe Price International Bond Fund - Investor Class
On and after May 1, 2021, Participants are not allowed to begin or increase allocations to the following Subaccounts:
T Rowe Price New Income Fund - Investor Class
T Rowe Price New Horizons Fund—Investor Class
On and after May 1, 2022, Participants are not allowed to begin or increase allocations to the following Subaccount:
Vanguard® Mid-Cap Growth Fund
Market Timing—The Certificates and the Subaccounts are not designed for “market timing” through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account and has policies and procedures to detect and deter market timing. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Participants and their Certificate performance, more specifically.
If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other Participants. In making these determinations, We may consider the combined transfer activity of Certificates that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all Participants of Contracts offered under this prospectus.
We reserve the right to restrict or terminate the transfer privilege for any specific Participant if, in Our judgment, the Participant is using the Certificate for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Certificate to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Certificate. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal.
If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Participants, it will notify You in writing of any restrictions.
The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Above As stated above, we will make decisions on whether a Participant appears to be engaged in a market timing strategy and whether to impose restrictions on the Participant in our sole discretion. Accordingly, although we will attempt to apply our market timing policies and procedures uniformly to all Participants, there is no assurance that we will detect all market timing activity. Participants may not be identified as potential market timers and Participants who have been identified as potential market timers but on whom restrictions have not been imposed, may continue market timing activities, which could harm other Participants.
The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.
Participants should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Participants, and to restrict or prohibit further purchases or transfers by specific Participants identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.
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Loans —Loans may be available in certain Qualified Contracts if allowed by the Plan. The terms of such loans are subject to the provisions of the Plan, Our loan agreement and loan endorsement, and the IRC. See “Tax Consequences.”
Your loan request must be in writing on a loan agreement form provided by Us. This form must be sent to the Home Office and approved by Us. A loan is effective on the business day following the date We approve the loan agreement request, subject to any restrictions in the plan.
The minimum loan amount will never be greater than $2,500, or, if applicable, the amount established by the Department of Labor, whichever is less. The maximum loan amount for any Participant for all loans from all retirement plans and deferred compensation plans sponsored by the Contract Owner may not exceed the least of:
1.	any maximum amount established by the Plan; or
2.	the greater of $10,000 or 50 percent of the Participant’s surrender value; or
3.	$50,000 minus the highest outstanding balance of all loans in the previous 12 months under a Participant’s Certificate and any plans of Your employer as defined under Sections 72(p)(4) and 72(p)(2)(D) of the IRC.
No more than two outstanding loans will be permitted at any one time. We may defer granting a loan for up to six months after We receive Your request. No loans will be permitted if You have previously defaulted on a loan from any retirement plan or deferred compensation plan sponsored by Your employer.
Loans can only be made from values held in the General Fixed Account. In order to borrow from values in the Guarantee Period Account(s) or Variable Account, You must first transfer those amounts to the General Fixed Account. The General Fixed Account Value is decreased by any outstanding loan balance.
Loan interest will be charged on all loans and will accrue daily at the loan interest rate shown on the loan agreement form. The loan interest rate is a fixed rate and will be determined by Us at issue of the Certificate. The loan interest rate will remain unchanged during the life of the Certificate. The loan interest rate is guaranteed not to exceed eight percent per year. The loan interest rate will never be greater than that permitted by law.
In accordance with the Soldier's and Sailor's Relief Act, the maximum loan interest rate that can be charged on the loan amount during the leave of absence for active military service is six percent.
The maximum loan amount described above is subject to the collateral amount established by Us. We will designate part or all of the General Fixed Account, any Guarantee Period Account(s) and/or Subaccount(s) to be used for collateral for any loan amount. The designation of what can be used as collateral will be explained on the loan agreement form.
On the effective date of a loan, the collateral amount is established by Us. It will not exceed 100 percent of the loan amount. The percentage in effect on the effective date of a loan is shown on the loan agreement form. While a loan is outstanding, a withdrawal or transfer will not be permitted if it will decrease the collateral amount below that required by Us.
On the effective date of a loan, a loan reserve account is established. General Fixed Account Value equaling the loan amount will be transferred from the General Fixed Account and allocated to the loan reserve account. The General Fixed Account Value is decreased by any outstanding loan balance. The loan reserve account value and the collateral amount will be the security for the loan. The loan reserve account interest rate will never be less than the guaranteed interest rate shown on the Certificate’s data pages or 1.0%, whichever is greater. Additional loan reserve account interest may be credited as determined by Us.
The loan amount shall be amortized and repaid no less frequently than quarterly. Although You may prepay the loan amount at any time, You must repay a loan within five years unless the loan is to be used to acquire or build a dwelling unit that will be used as a principal residence within a reasonable period of time. If the loan is used for a principal residence, it may be repaid over a period not exceeding 25 years, subject to a minimum quarterly repayment amount of $250 on loans exceeding five years.
We may permit the suspension of loan repayments for a period up to one year while You are on an unpaid leave of absence from employment. You must resume loan repayments upon completion of Your leave of absence and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term.
We may permit the suspension of loan repayments during any part of Your leave of absence for active military service, even if the leave exceeds one year. You must resume loan repayments upon completion of Your active military service and the installment payments due after repayments resume must be made as frequently and in an amount no less than was made before the suspension. The loan must be repaid by the end of the original loan term plus the period of active military service.
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Any loan repayments received will first be applied towards loan interest due, with the remainder applied towards repayment of the loan balance. That portion of a loan repayment received which is applied towards repayment of the loan balance plus the amount of loan reserve account interest earned on such portion will be transferred from the loan reserve account and allocated to the General Fixed Account and will begin earning the same interest rate as other funds newly allocated to the General Fixed Account.
There is a grace period following each scheduled loan payment due date. The duration of the grace period is shown on the loan agreement form and shall conform to the requirements of regulations issued by the Internal Revenue Service establishing acceptable grace periods. If the payment has not been received by the end of the grace period, the loan amount will be in default and reported as a deemed distribution and be taxable income for the year in which the default occurred. Once a loan is in default, loan interest will no longer be charged and loan reserve account interest will no longer be credited to the loan reserve account. You may continue to make loan payments after a loan is in default, as long as those payments are equal to or greater than the payments prior to the loan's default. Loan payments made on a defaulted loan will be treated like after-tax contributions. However, they will not be treated like after-tax contributions for any other purposes. Once a loan is in default, no further loans will be available under the Certificate. Further, if You have ever defaulted on a loan from any retirement plan or deferred compensation plan sponsored by the Contract Owner, no further loans shall be permitted.
At the time federal tax law or regulation and applicable state regulations permit, We will recover the foreclosure amount from the sum of the Participant Account Value and the loan reserve account value. Any withdrawal made to recover the foreclosure amount will be made in compliance with any applicable state and federal regulations. No actual distributions to repay loans shall be made which would violate Section 403(b)(11) or 457(d) or 457(e)(9)of the Code.
While a loan is outstanding, the loan amount will not participate in the investment experience of any Subaccount. Therefore, loans can affect the Participant Account Value and death benefit whether or not the loan is repaid. The Participant Account Value at surrender and the death benefit will be reduced by any outstanding loan amount.
The loan reserve account interest rate may be less than the interest rate We credit to funds in the General Fixed Account. If the loan has not been repaid in full upon selection of any annuity income option, upon Your death, or upon surrender of the Certificate, We will reduce the sum of the Participant Account Value and the loan reserve account value by the loan amount plus any applicable surrender charges, adjusted by any Market Value Adjustment.
In the event of Your death, the loan amount shall be treated as an offset amount on the date of death. The loan amount cannot be transferred to, or assumed by, Your beneficiary. If the loan amount was not repaid prior to the date of death, any distribution will be made net of the loan amount. In addition, the loan amount will be reported as a distribution to Your estate.
Loans permitted under the Certificate may be taxable in whole or in part if You have additional loans from other plans or contracts. We will calculate the maximum loan amount based solely on information provided to Us by You and the sponsoring employer of the plan, including their representatives. We make no representations or guarantees as to the tax consequences of a loan. We recommend consulting a competent tax advisor prior to taking a loan.
We reserve the right, upon advance written notice of at least 30 days to You, to discontinue the availability of new loans. Any such discontinuance will not apply to loans that are outstanding on the effective date of such discontinuance.
Conversions/Exchanges—Some investment professionals may have a financial incentive to offer You a new Contract/Certificate in place of the one You own. You should only exchange Your Contract/Certificate if You determine, after comparing the features, fees and risks of both contracts, that it is better for You to purchase the new Contract/Certificate rather than continue to own Your existing Contract/Certificate.
Surrender or Withdrawal Before Commencement of Annuity Period—Participant Account Value may only be withdrawn from Qualified Contracts under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, You may surrender the Certificate or withdraw part of Your Participant Account Value for cash before Annuity Payments begin. For each withdrawal, You may specify the account(s) from which the withdrawal will be deducted. Unless You specify otherwise, withdrawals will be deducted from the Fixed Account and the Subaccount(s), each in proportion to their share of the sum of the Participant Account Value in these accounts. The Participant Account Value will be reduced by the amount We distribute, per Your request, any applicable surrender charges and/or any applicable taxes. For withdrawals from a Guarantee Period Account, the amount distributed will also be increased by a positive Market Value Adjustment or reduced by a negative Market Value Adjustment. Withdrawals from the Certificate will reduce the Participant Account Value, the amount available to purchase Annuity Payments under the Certificate, and the death benefit. Any partial withdrawal is subject to a $100 minimum and may not reduce the Participant Account Value to less than $100.
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The surrender or partial withdrawal of Variable Account Value ( including a rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in Our Home Office unless a future date is requested. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Participant. These consequences include current taxation of payments received, and may include penalty taxes resulting from early distribution. (See “Tax Consequences.”)
A Participant eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P. O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Participant. A Participant may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Participant and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $75,000, We will confirm receipt of the request with the Participant. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not to be sent to the Participant. See “Other Information—Forms Availability.” Additional forms or requirements may be imposed by the employer.
Withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the date specified occurs on or after receipt of the request in good form at Our Home Office, or on the Valuation Date of such receipt.
For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release Your distribution until the full 15 days following the address change has passed. In addition, if We suspect financial fraud We may ask for additional authentication (including but not limited to a Medallion signature guarantee).
We may apply a surrender charge based on the Premium Year of each premium payment. We make withdrawals from Your Participant Account Value in the following order:
1.	from the premium payment paid on a first in first out basis; then
2.	from Variable Account earnings, any Fixed Account interest and any premium bonuses paid.
Premium bonuses (if applicable) and any earnings thereon are treated as earnings under a Certificate for purposes of the surrender charge. We do not assess a surrender charge on Certificate earnings.
If a withdrawal or surrender is taken from a Guarantee Period Account, a Market Value Adjustment may also be applied. See Your Certificate for specific details.
Under conditions set forth in the Contract (and Your Certificate), We may waive any applicable surrender charges and any Market Value Adjustment on withdrawals or surrenders of cumulative amounts of premium payments received for Your Certificate and not assumed to have been withdrawn previously. When a withdrawal occurs for which surrender charges are waived, no premium payment is assumed to have been withdrawn. Once a premium payment is assumed to be withdrawn for surrender charge purposes, it will not be assumed to be withdrawn for any subsequent withdrawal or surrender. Surrender charges on all premium payments cease on the Certificate Anniversary stated in Your Certificate. See Your Certificate for the specific details.
The applicable surrender charge will be deducted from the amount withdrawn and the balance will be paid to You. For example, given a single premium payment of $10,000 to the Variable Account and a 5% surrender charge, a request to withdraw $3,000 will result in a surrender charge of $3,000 × 5% = $150, which will be deducted from the withdrawal and the balance of $2,850 would be paid to You. Withdrawals are assumed to be from premium first, so the entire withdrawal would be assumed to be from the premium. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,158 from Your account raising the surrender charge to $3,158 × 5% = $158 with the balance of $3,000 paid to You.
The surrender charge is assessed on the basis of the premium payments surrendered or withdrawn and will never exceed 9% of Your total Net Premium during the lifetime of the Certificate as required by SEC regulations, because the maximum surrender charge as determined by HMLIC is guaranteed not to exceed 8%.
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If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC’s premium tax liability resulting from the surrender or withdrawal will be to HMLIC’s benefit.
If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Systematic Withdrawals—Before Commencement of an Annuity Period, You may take systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals, with the exception of required minimum distributions which are paid annually. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. Requests for systematic withdrawals and the Investment Options from which those withdrawals will be taken must be submitted to Us in writing, be in good form and must be approved by Us. Any applicable surrender charges and Market Value Adjustment will apply. As with any withdrawal, systematic withdrawals will reduce the Account Value of the Contract.
Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Certificates with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:
•	Required Minimum Distribution—Allows You to receive Your IRC Required Minimum Distribution annually.
•	Interest only—Allows You to receive the interest earned in the Fixed Account under Your Certificate in periodic payments through the year. The initial payment is made at the end of the initial frequency to allow for the interest to accrue.
•	Fixed amount—Allows You to receive a specified amount in periodic payments.
•	Percent of account value—Allows You to withdraw a percentage of the Participant Account Value in periodic payments.
•	Substantially equal periodic payments—Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty tax prior to age 59 ½.
A Participant eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Participant may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.
Example: Under a fixed amount systematic withdrawal option, You may elect to withdraw a minimum of $100 per month for a minimum duration of 12 months.
Payments We Make—HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Certificate is determined as of the Valuation Date on which a transaction request in good form is received. However, determination of Participant Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission (“SEC”); (2) any period when the SEC determines that an emergency exists that makes it not reasonably practical to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the SEC to protect persons with interests in the Separate Account. In addition, determination of Account Value and processing the transaction may be deferred, if pursuant to SEC rules, the Vanguard Cash Reserve Federal Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Fund until the Fund pays redemption proceeds.
We reserve the right to defer payment of amounts from the Fixed Account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which the Contract Owner is located. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.
If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.
If mandated under applicable law, We may be required to reject a premium payment and/or block a Participant’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Participant or a Participant’s Account to governmental regulators.
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If a Contract has no surrender charges, We may attach a Contract discontinuance endorsement to the Contract and Certificates thereunder. If that endorsement is attached to Your Certificate, and the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance in four annual installments. See “The Contract—Transactions—Contract Discontinuance Provision.”
Confirmations—HMLIC mails written confirmations of premium payments and systematic withdrawals to Participants on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals (other than systematic withdrawals) and surrenders are mailed to Participants within seven calendar days of the date the transaction occurred.
If a Participant believes that the confirmation statement contains an error, the Participant should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P. O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning (800) 999-1030 (toll free).
Contract Discontinuance Provision—This provision will apply to Your Certificate only if the related Contract has no surrender charges and a Contract discontinuance endorsement is attached to Your Certificate. Under that endorsement, if the Contract Owner elects to discontinue the Contract and the Plan is not being terminated, then We have the right to pay any dollar value in the General Fixed Account at the time of Contract discontinuance (the “General Fixed Account Value”) in four equal installments, plus any interest due, annually over a period of four years. No more than 25% of the General Fixed Account Value will be paid in any year prior to the year of the final payment. The first installment of General Fixed Account Value (plus any interest due), plus any Variable Account Value and any dollar value in any Guarantee Period Account, will be paid as directed by the Contract Owner within seven days after We receive such directions, in good form, from the Contract Owner. The remaining installments of General Fixed Account Value, plus interest due, will be paid annually thereafter.
Deductions and Expenses
We make certain charges and deductions under the Certificates. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Certificate may result in a profit to Us.
Services and Benefits We Provide:
•	the death benefit, and cash benefits under the Certificates
•	access to Investment Options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners and Participants
•	Annuity Payment options
Costs and Expenses We Incur:
•	costs associated with processing applications and enrollment forms and with issuing and administering the Contracts and Certificates
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts and the Certificates thereunder
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying taxes (federal income tax, state and local premium tax, and other taxes) and fees
•	costs associated with acting as an approved investment provider in an employer’s plan such as recordkeeping fees or administration fees (for example, third party administrator fees)
Risks We Assume:
•	that the costs of providing the services and benefits under the Contracts and Certificates exceed the charges We deduct
Waiver, Reduction or Elimination of Deductions and Expenses—We may reduce, waive or eliminate any of the deductions or expenses for the Contract and Certificates under a particular employer’s Plan. Any such reduction will reflect the differences We expect in distribution costs or services meant to be defrayed by such charges. Factors We consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:
•	The number of Participants under the Plan;
•	The type and nature of the group to which a Contract is issued;
•	The expected level of assets and/or cash flow under the Plan;
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•	Our agents’ involvement in sales activities;
•	Our sales-related expenses;
•	Distribution provisions under the Plan;
•	The Plan’s purchase of one or more other variable annuity contracts from Us and the features of those contracts;
•	The level of employer involvement in determining eligibility for distributions under the Certificates;
•	Our assessment of the financial risk to Us relating to withdrawals;
•	Whether the Contract results from the exchange of another contract issued by Us to the sponsor of the Plan; and
•	Features of the Plan.
We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.
We may also apply different deduction and expense provisions in Contracts issued to certain employer groups or associations that have negotiated the Contract terms on behalf of their employees. We will offer any resulting deduction or expense uniformly to all employees in the group.
All charges, deductions and expenses applicable to Your Certificate will be stated in Your Certificate.
Premium Taxes—Certain state and local governments levy a premium tax, currently between 0% to 3.5%. We may deduct any premium taxes relating to the Certificates from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Participant’s current place of residence.
Surrender Charges—If You make a withdrawal or surrender under the Certificate, HMLIC will assess a charge to compensate Us for the cost of selling the Certificate.
The surrender charge is a percentage of premium surrendered or withdrawn and will never be greater than the schedule below:
Premium Year	Percentage of Premium
1	8%
2	7.5%
3	7%
4	6%
5	5%
Thereafter	0%
In no event will the surrender charge apply after the 10th Certificate Anniversary.
The “premium year” is the period of time from the date the premium was paid. The following example illustrates how the surrender charge is applied.
Assume that the surrender charge is as shown in the schedule above. You surrender Your Certificate in the last month of the seventh year of the Certificate. Any premium received in the first year of the Certificate would not be subject to a surrender charge but any premium received in the first month of the third year of the Certificate would be subject to a 5% surrender charge. If You surrender Your Certificate at any time after the 10th year of the Certificate, no surrender charge would apply to any premium.
Withdrawals may not be made from Qualified Contracts, except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or applicable Plan under which the Certificate is issued, a Participant may surrender the Certificate in whole or withdraw a portion of the Participant Account Value for cash before Annuity Payments begin.
In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Certificate for further details. For further information regarding surrender or withdrawals see “The Contract—Transactions—Surrender or Withdrawal Before Commencement of Annuity Period.”
Annual Maintenance Fee—We currently deduct an annual maintenance fee of no more than $36 from the Account Value of each Certificate on the Certificate Anniversary. This fee will be waived if the Participant Account Value equals or exceeds $50,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of a Certificate. If the Participant has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such
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contracts/certificates to determine whether the $50,000 value has been met. We sometimes use multiple Certificate numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Participant, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Certificate numbers.
The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Certificates. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Certificates.
Mortality and Expense Risk Fee (“M&E Fee”)—For assuming mortality and expense risk, We apply an asset charge (currently 0.75% - 1.25%) to the Subaccounts for the life of the Certificate. Under a Qualified Retirement Plan, the employer may negotiate the rate with HMLIC . We have negotiated rates between 0.75% and 1.25%.This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis and is deducted from the Accumulation Unit Value. The Mortality Risk is a risk that Our Annuitants will live longer than predicted in the actuarial tables. The expense risk is a risk that Our Certificate fees will not be sufficient to cover Our costs of issuing and administering the Certificates.
The mortality risk includes (1) the risk that a Participant who purchases a Certificate will die before HMLIC has recovered its expenses for the Certificate, (2) the risk that a Participant’s death will occur at a time when the death benefit payable by HMLIC exceeds the Participant Account Value, and (3) the risk that a Participant who has selected an annuity payment option will live longer than expected and result in HMLIC paying more under the annuity payment option than We anticipated. The expense risk is the risk that Our pricing of the Certificates will be insufficient compared to the actual costs incurred in connection with the marketing and administration of the Certificates and the payment of benefits on the Certificates.
If this charge, combined with any other charges under the Contract and the Certificates thereunder, does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.
Charges for Optional Riders
Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.20%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest—If this rider is selected, You will pay a charge not to exceed 0.30%* annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
Guaranteed Minimum Death Benefit Rider—Return of Premium—If this rider is selected, You will pay a charge not to exceed 0.05% annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option.
*	If both the Guaranteed Minimum Death Benefit Rider—Step-up with Return of Premium and the Guaranteed Minimum Death Benefit Rider—Return of Premium with Interest are selected the total annual charge for both riders will not exceed 0.40% of Your average Participant Account Value.
Premium Bonus Rider—This option provides for a credit of a percentage of premium We receive at Our Home Office during the period of time specified in Your Certificate. This rider will only be included or offered if negotiated by the employer and HMLIC as part of the Contract. Where the rider is included or offered, the premium bonus may be any percentage between 0% and 5% and will never be paid longer than 5 years. HMLIC may collect a separate charge for this rider which will not exceed 0.50% annually of the Participant’s average Participant Account Value. Even if there is no separate charge for this rider, including this bonus feature may result in a longer surrender charge period, higher surrender charges, a higher mortality and expense risk fee and/or a lower credited rate on the Fixed Account than if the rider had not been included, and this rider may be beneficial to You only if You own a Certificate for a sufficient length of time. Where including a premium bonus results in higher surrender charges and/or a longer surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus if You fail to own a Certificate for a sufficient length of time. Any separate charge for this rider will not exceed 0.50%
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annually of Your average Participant Account Value. We will deduct any charge for this rider from the Variable Account as a percentage of Your average Variable Account Value. We will compute any charge on a daily basis. The charge for this rider will continue until You apply the Annuitized Value to an Annuity Payment option. We expect to make a profit on Certificates issued with this rider.
The following example illustrates the possible impact of purchasing a Certificate with the premium bonus rider. Assume that You pay a single Net Premium of $10,000 that receives a 2% premium bonus ($200); that as a result of the premium bonus rider the Certificate has a 3% surrender charge that ends after the first three years of the Certificate; and that there are no other consequences associated with the premium bonus rider. If You were to surrender the Certificate at any time during the first three years, You would pay a $300 surrender charge, which would exceed the amount of the premium bonus. If You were to surrender the Certificate in the fourth year of the Certificate, there would be no surrender charge and You would have benefited from the premium bonus rider.
Operating Expenses of the Portfolio Companies—The deductions from and expenses paid out of the assets of the Portfolio Companies are described in each Portfolio Company’s prospectus.
Death Benefits
Death Benefit Proceeds
If a Participant dies before the Annuity Date and while the Certificate is in force, We will pay a death benefit to the beneficiary/beneficiaries designated by the Participant. The death benefit ends at the Annuity Date. When multiple Certificate numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Participant, such as employee versus employer, beneficiaries must be consistent for all such Certificate numbers, and the death benefit will be determined as the aggregate death benefit for all such Certificate numbers. The death benefit is determined for each beneficiary as of the date Proof of the Participant’s Death is received by HMLIC from such beneficiary. Proof of Participant’s Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.
The beneficiary will receive the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any rider elected and attached to the Certificate.
At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under “The Contract—Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Participant’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.
Every state has unclaimed property laws which generally declare annuity Certificates to be abandoned after a period of inactivity of 3 to 5 years from the Certificate’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Participant last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or Certificate proceeds if the beneficiary or owner of the property presents a timely claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.
Guaranteed Minimum Death Benefit Riders—The Contract Owner may select for all Participants in its Plan, or a Participant may elect, any of the optional death benefits described below. An additional cost is associated with each of these benefits. All of these optional benefits may not be available in all states or in all Plans and will not be issued on or after the Participant’s 70th birthday.
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Guaranteed Minimum Death Benefit—Return of Premium
Death Benefit under this rider—Prior to the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal. (The Loan Reserve Account Value is the amount equal to the sum of the outstanding loan principal plus any interest credited to the loan reserve account. The loan reserve account is an interest bearing account established when a loan is made.)
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
We will calculate the Death Benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider termination—This rider cannot be terminated by the Contract Owner or the Participant after the Certificate Date.
This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Step-up with Return of Premium
Death Benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium Death Benefit described in this rider; or
4.	the Step-Up Death Benefit described in this rider.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. See Appendix B for an example of the calculation of this death benefit.
Return of Premium Death Benefit—On the Certificate Date, the Return of Premium Death Benefit is equal to the initial Net Premium received. The Return of Premium Death Benefit is increased by any subsequent Net Premium received, and decreased by an adjustment for any withdrawals and an adjustment for any outstanding loan balance.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium Death Benefit immediately before the withdrawal.
The Return of Premium Death Benefit will be adjusted by any outstanding loan balance at the time We receive Proof of Participant’s Death.
Step-Up Death Benefit—The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.
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We calculate the Step-Up Anniversary Value for every Certificate Anniversary before the Participant’s attainment of age 81, including the Certificate Anniversary immediately following the Participant’s attainment of age 80 or when We receive Proof of Participant’s Death, whichever is earlier.
The Step-Up Anniversary Value for a given Certificate Anniversary is equal to the sum of the Participant Account Value and any Loan Reserve Account Value as of that Certificate Anniversary increased by any subsequent Net Premium received and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time We receive at Our Home Office Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after this rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option under the Certificate; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Guaranteed Minimum Death Benefit—Return of Premium with Interest
Death benefit under this rider—Before the Annuity Date, the death benefit is equal to the greatest of:
1.	the Participant Account Value; or
2.	the death benefit provided in any other rider elected and attached to the Certificate; or
3.	the Return of Premium with Interest Death Benefit described in this rider.
Return of Premium with Interest Death Benefit—On the Certificate Date, the Return of Premium with Interest Death Benefit is equal to the initial Net Premium received. The Return of Premium with Interest Death Benefit is increased by any subsequent Net Premium received, decreased by an adjustment for any withdrawals, and is accumulated at the following interest rates:
1.	5 percent prior to and upon the Certificate Anniversary immediately following the Participant’s attainment of age 80.
2.	0 percent thereafter.
An adjustment for any withdrawal is determined by dividing the withdrawal amount by the sum of the Participant Account Value and any Loan Reserve Account Value immediately before the withdrawal and multiplying the resulting fraction by the Return of Premium with Interest Death Benefit immediately before the withdrawal.
We will calculate the death benefit as of the Valuation Date We receive Proof of Participant’s Death at Our Home Office. We also will adjust the Return of Premium with Interest Death Benefit by any outstanding loan balance at that time. See “Appendix B—Guaranteed Minimum Death Benefit Examples” for an example of the calculation of this death benefit.
Maximum Return of Premium with Interest Death Benefit value—The amount of the Return of Premium with Interest Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the Valuation Date We receive Proof of Participant’s Death.
Rider charge—Any charge for this rider is guaranteed not to increase after the rider has been issued.
We will deduct any charge for this rider from Your Variable Account Value.
Rider restrictions—We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Subaccounts.
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Termination of this rider—This rider cannot be terminated by the Participant or the Contract Owner after the Certificate Date. This rider terminates upon the earliest of:
a.	when the Participant applies the Annuitized Value to an Annuity Payment option; or
b.	the date the Certificate terminates as a result of surrender of the Certificate or death of the Participant; or
c.	if the Contract Owner requires that the Participant Account Value be distributed. See Your Certificate for more details.
Annuity Payments
The Annuity Date may be any date that is 10 years after the Certificate effective date and prior to the Annuitant’s 100th birthday. Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts must begin by April 1 following the calendar year in which the Participant reaches age 72, or retires. (See “Tax Consequences—Taxation of Annuity Benefits.”)
The Participant may elect to have a portion of the Certificate Account Value applied to purchase Annuity Payments, leaving the remainder of the Certificate Account Value in the Certificate. The portion of the Certificate Account Value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to surrender charges.
The Certificate provides for fixed or Variable Annuity Payment options or a combination of both. The Participant may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a request in good form to Our Home Office.
We will process the request so that the Fixed Annuity Payments begin as of the date requested except for the 29th, 30th or 31st of the month. If You elect a Fixed Annuity Payment option, We will transfer Your Variable Account Value to the General Fixed Account on the Valuation Date Your request in good form is received at Our Home Office. In addition, if You elect a Variable Annuity Payment option, We will transfer Your Fixed Account Value to the Variable Account on the Valuation Date We receive Your request in good form at Our Home Office. Your Net Premium allocation(s) will be changed to the Fixed Account or Variable Account, depending on the type of Annuity Payment option elected. Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Participant must elect whether to have federal and state income taxes withheld. (See “Other Information—Forms Availability” and “Tax Consequences.”)
In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual, and annual installments. Payments are made at the beginning of the selected time period, and less frequent payments will result in a lower total amount of payments during an annual period than the total amount of payments that would be made during the same year for more frequent payments. An annual installment payment will result in the lowest total amount of payments during the year because it is paid entirely at the beginning of the year.
Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000, or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Participant Account Value may be paid in a lump sum.
Certain of the Annuity Payment options available under a Certificate can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.
•	If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4%, or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.
•	The Cash Refund at Death option pays to the beneficiary, upon Your death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon Your death, continue Annuity Payments to the payee until total Annuity Payments made equal the Annuitized Value.
The death benefit ends upon full annuitization of the Certificate.
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Annuity Payment Options
The following Annuity Payment options are available on a variable basis unless otherwise stated.
Before Your Annuity Date, You may select one of the following Annuity Payment options that We currently make available, and will continue to make available for the duration of Your Contract. We reserve the right to make other Annuity Payment options available under the Contract. If We do not receive written election of an Annuity Payment option from You at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be Life Annuity with Payments Guaranteed for 10 Years. Your Annuitized Value will be allocated to this Annuity Payment option as follows:
1. the Fixed Account Value will be applied to purchase monthly Fixed Annuity Payments.
2. the Variable Account Value will be applied to purchase monthly Variable Annuity Payments.
Life Annuity with Payments Guaranteed for Life Only, 10, 15, or 20 Years—Annuity Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Participant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Participant lives, or until all guaranteed payments have been made, whichever is later. Under the Life Annuity with Payments Guaranteed for Life Only option, it is possible that only one Annuity Payment will be made if the Participant’s death occurs before the due date of the second Annuity Payment. With the Life Annuity with Payments Guaranteed for Life Only on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a Life Annuity with Payments Guaranteed for 10, 15, or 20 Years on a fixed payment basis, You may elect an Increase option.
Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the beneficiary(ies).
After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.
Payments for a Specified Period—Annuity Payments are made to the Participant beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the 10th Certificate Anniversary. This option is available on a fixed payment basis only.
Annuity Payments cannot extend beyond the life expectancy of the Participant, as defined by the IRC. If the Participant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the beneficiary(ies) for the remainder of the specified period.
You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.
If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender charges and/or a Market Value Adjustment may apply. If You request a withdrawal, the value of Your future Annuity Payments will be calculated and will be reduced by the amount of the withdrawal plus the amount of any applicable surrender charges. The present value of any future Annuity Payments will be calculated assuming 2.0% interest on the date the withdrawal is processed and any future Annuity Payments will be adjusted accordingly. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Certificate will terminate. Thereafter, HMLIC will be free of any liability for the terminated Certificate.
Joint and Survivor Annuity—Payments are made to the Participant beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.
The available survivor options are to pay during the lifetime of the survivor (1) 50%, (2) 66 2⁄3%, or (3) 100% of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Participant dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the beneficiary(ies). After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option or the Cash Refund at Death option.
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Other Payout Options—If the Participant does not wish to elect one or more of the Annuity Payment options described above, the Participant may:
a.	receive the proceeds in a lump sum less any applicable surrender charges and adjusted by any Market Value Adjustment, or
b.	leave the Certificate with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9),(See “Taxation of Qualified Contracts—Required Minimum Distributions,”)or
c.	elect any other payout option that HMLIC makes available.
Amount of Fixed and Variable Annuity Payments
The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Participant instructs. Any Guarantee Period Account(s) are not available for Annuity Payments, and not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial guaranteed monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.
Fixed Annuity Payments—Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described above), the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.
Variable Annuity Payments—If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Certificate (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) and sex of the Annuitant(s).
The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option other than the 100% option is chosen; in those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected. Not all Subaccounts may be available for Annuity Payments.
The amount of each monthly Annuity Payment following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.
Annuity Unit Value—The Annuity Unit Value for each Subaccount was initially established at $10.00.
•	The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.
•	If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.
Not all Subaccount(s) may be available for Annuity Payments.
Misstatement of Age or Sex
If any age or sex has been misstated, We will pay Annuity Payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Participant if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the data pages of the Certificate. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.
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Financial Information

Financial statements of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800) 999-1030 (toll-free).
Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Portfolio Companies
Horace Mann Life Insurance Company
HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.
HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.
The Fixed Account
The Fixed Account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations (death benefits and Annuity Payments) other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. Participants must depend on the financial strength and claims paying ability of HMLIC for satisfaction of HMLIC’s obligations under the Certificates. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the Fixed Account. We begin crediting interest to any Net Premium received and allocated to the Fixed Account after the initial Net Premium, from the date We receive the Net Premium in Our Home Office. HMLIC bears the full investment risk for all amounts contributed to the Fixed Account. HMLIC guarantees that the amounts allocated to the Fixed Account under the Certificates will be credited interest daily at an annual effective interest rate as specified in Your Certificate. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. The Fixed Account is made up of the General Fixed Account and any Guarantee Period Account(s) selected by the Contract Owner.
The Guarantee Period Account(s) provide a guaranteed interest rate for a specified period of time (“Guarantee Period”). Before the Annuity Date, You may allocate all or a portion of a Net Premium or transfer all or part of Your Participant Account Value into any Guarantee Period Account available under Your Certificate. Each Net Premium allocated to or amount transferred to a Guarantee Period Account will have its own Guarantee Period and interest rate that We will guarantee for the duration of the Guarantee Period. Transfers between Guarantee Period Accounts, and from a Guarantee Period Account to the General Fixed Account or the Variable Account, are subject to restrictions described in the Contract (and the Certificates thereunder). If You transfer, withdraw or surrender amounts in a Guarantee Period Account before the end of its related Guarantee Period, a Market Value Adjustment may apply. A Market Value Adjustment applies only to the amount taken from a Guarantee Period Account before the end of its related Guarantee Period and reflects changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period. The Market Value Adjustment may be positive or negative. Any negative Market Value Adjustment amount will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The Market Value Adjustment is applied before any applicable surrender charges or other charges are deducted.
Examples showing how the Market Value Adjustment is calculated and applied are found in Appendix C.
The Fixed Account, interests in any Guarantee Period Account, and the Market Value Adjustment, have not been registered with the Securities and Exchange Commission. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For additional information about the Fixed Account and the operation of the Market Value Adjustment, please see Your Certificate.
The Separate Account
On October 16, 2006 HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the Federal securities laws. The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Certificate and without regard to any other business of HMLIC. The assets of
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the Separate Account may not be used to pay any liabilities of HMLIC other than those arising from the Certificate. All obligations arising under the Certificate, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Certificate. HMLIC is solely responsible for its obligations under the Certificates. While HMLIC is obligated to make payments under the Certificate, the amounts of Variable Annuity Payments are not guaranteed.
The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Participant instructions.
The Portfolio Companies
Each of the Portfolio Companies is registered with the SEC as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolio Companies by the SEC.
The Portfolio Companies are listed in Appendix A in the back of this prospectus along with along with the type of fund, adviser/subadviser, current expenses and performance information for each Portfolio Company. The current expenses and performance information reflect fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Certificate may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com. Prospectuses for the Portfolio Companies should be read carefully in conjunction with this prospectus before investing. Not all Investment Options may be available to all Plans.
The investment objectives and policies of certain Portfolio Companies are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Portfolio Companies may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Portfolio Companies will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.
Limit on Number of Investment Options Selected—HMLIC reserves the right to limit the number of Investment Options selected at one time during the accumulation phase or the annuitization phase of Your Certificate.
Availability of Options—Some Underlying Funds may not be available through certain Plans.
Selection of Portfolio Companies—We select the Portfolio Companies offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. We review the Portfolio Companies periodically and may remove a Portfolio Company or limit its availability for new Net Premium and/or transfers of account value if We determine that the Portfolio Company no longer meets one or more of the selection criteria, and/or if the Portfolio Company has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Portfolio Company. You bear the risk of any decline in Your Variable account value resulting from the performance of the Portfolio Companies You have chosen.
Separate Account Pricing Agreement—Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.
Payments We Receive—As described above, an Underlying Fund or an investment advisor or a sub-advisor of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all of such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Plan Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of the payments We (or Our affiliates) receive generally is based on a percentage of assets of the
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Underlying Fund attributable to the Certificates and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisors or subadvisors (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.
Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts (and the Certificates thereunder), and that We, in the role of intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.
Addition, Deletion, or Substitution of Portfolio Companies—We do not guarantee that each Portfolio Company will always be available for investment through the Contract or the Certificates thereunder. We reserve the right, subject to compliance with applicable law, to add new Portfolio Companies or classes of Portfolio Companies, close existing Portfolio Companies or classes of Portfolio Companies, or substitute shares of a different Portfolio Company for Portfolio Company shares that are held by an Investment Option. New or substitute Portfolio Companies may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in an Investment Option without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.
We also may establish or add new Portfolio Companies, remove existing Portfolio Companies, or combine Portfolio Companies. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.
Voting Rights—We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the Plan under which a Certificate is issued, each Participant has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.
The number of votes that a Participant may vote will be calculated separately for each Underlying Fund. The number will be determined by applying the Participant’s percentage interest, if any, in a particular Underlying Fund to the total number of votes attributable to that Underlying Fund.
Participants will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares from the Underlying Funds. The number of votes that a Participant may cast is based on the number of Accumulation Units or Annuity Units owned as of the record date of the shareholder meeting.
We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Participants who have Separate Account units, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Participants who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulations, We may disregard certain Participant voting instructions under certain circumstances.
Tax Consequences
The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the taxation and provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or Participant or a prospective Contract Owner or Participant should consult a qualified and competent tax advisor before taking any action that could have tax consequences.
Purchasing an annuity contract/certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.
Tax Treatment of the Company and the Separate Account
Separate Account—The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.
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Foreign Tax Credits—We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.
General Federal Income Tax Provisions
Premature Distribution Tax—In the case of a distribution from a Certificate, there may be imposed an additional tax (penalty tax) equal to 10% of the amount treated as income. In general, however, there is no penalty tax on distributions:
•	made on or after the Participant reaches age 59½;
•	made on or after the death of a Participant;
•	attributable to the Participant becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary.
Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.
Death Benefits—Amounts may be distributed from a Certificate because of the death of the Participant. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Certificate, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.
Contract/Certificate Transactions—A transfer or assignment of ownership of a Certificate, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Certificate may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Qualified Contract is generally prohibited. A Participant contemplating any such transaction should consult a tax advisor as to the tax consequences.
Withholding—Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Participant’s life expectancy or the joint life expectancy of the Participant and the beneficiary, periodic payments over a period of ten years or more, Required Minimum Distributions, and hardship distributions.
For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Participant elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Participant at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.
Definition of Spouse under Federal Law—The right of a spouse to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Internal Revenue Service (“IRS”) guidance provides that civil unions and similar relationships recognized under state law are not marriages unless denominated as such.
Taxation of Qualified Contracts
Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract/Certificate as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract/Certificate.
Contributions—Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by the employer. The exception to this is the amount of salary reductions designated as a Roth contribution (discussed below). These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Participant’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a designated Roth account may not be subject to income tax if certain conditions are met.
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Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Participant can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Participant’s income in the year they were made and subject to all wage withholding requirements.
Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and Required Minimum Distributions as all other contributions in the plan.
A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts to be converted to Designated Roth accounts. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax. Amounts converted to a Designated Roth account cannot be reversed.
Withdrawals—If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Participant has an “investment in the contract.” The investment in the contract is the total of all contributions, with the exception of those that were excludible or deductible from income at the time made, and represents the portion of the Certificate already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.
For withdrawals from Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract/Certificate, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract/Certificate is considered qualified if it is made more than five years after establishment of the account and made after the Participant attains age 59½, dies or becomes disabled.
Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), substantially level payments over the term of the loan, and the loan amount to be limited to the lesser of $50,000 or 50% of the value of the Certificate, and the loan is evidenced by a legally enforceable agreement.
Annuity Payments—Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Participant has an investment in the contract. If the Participant has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).
Annuity Payments from Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract/Certificate will not be subject to income tax if they are qualified distributions as defined above.
Rollovers—A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Participant or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract/certificate. For Section 403(b), 457(b) and 401 Contracts/Certificates only amounts eligible for distribution can be rolled over.
Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional Individual Retirement Annuity (IRA), an IRC Section 408(k) Simplified Employee Pension (SEP) IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan, a Section 401(k) plan, or to a Roth IRA.
Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, Section 401(k) plan, or to a Roth IRA.
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Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.
IRC Section 408(p) Savings Incentive Match Plan for Employees (SIMPLE IRA) may accept rollovers from a 403(b) plan, 457(b) plan, 401 plan, traditional IRA or SEP IRA after the first two years of participation in the SIMPLE IRA.
Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an inherited IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.
Transfers and Exchanges—For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Certificate.
For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.
Early/Premature Distribution Tax—An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Participant reaches age 59 ½. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax does not apply to conversions of eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it may apply if converted amounts are distributed during the five-year period beginning with the year of conversion.
Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made:
1)	after attainment of age 59½,
2)	as the result of death or disability,
3)	that are part of a series of substantially equal periodic payments over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and a beneficiary,
4)	after separation from service and attainment of age 55,
5)	for medical care,
6)	under a qualified domestic relations order (QDRO),
7)	to correct excess contributions, and/or deferrals,
8)	in limited circumstances, to a reservist called to active duty after September 11, 2001, and
9)	for a qualified birth or adoption.
Required Minimum Distributions—The Participant of a Qualified Contract is generally required to take certain Required Minimum Distributions during the Participant’s life, and the beneficiary designated by the Participant is required to take the balance of the Certificate value within certain specified periods following the Participant’s death.
The Participant must take the first Required Minimum Distribution by the required beginning date and subsequent Required Minimum Distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Participant or the joint lives or joint life expectancy of the Participant and the beneficiary. The amount of the Required Minimum Distribution depends upon the Certificate value and the applicable life expectancy. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Participant attains age 72 or attained age 70 ½ in 2019 and prior years or retires.
Upon the death of the Participant, the individual designated as the beneficiary must take a distribution of the entire account by December 31 of the calendar year containing the 10th anniversary of the Certificate Owner’s death unless the beneficiary is considered an Eligible Designated Beneficiary. An Eligible Designated Beneficiary can take distributions annually over the beneficiary’s life expectancy as discussed below. An Eligible Designated Beneficiary is 1) a spouse, 2) a disabled individual, 3) a
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chronically ill individual, 4) an individual who is not more than 10 years younger than the Certificate Owner, and 5) a minor child of the Certificate Owner. For a minor child of the Certificate Owner, distributions based on life expectancy can only be made until he/she reaches the age of majority. At that time the remaining balance will be required to be distributed within 10 years.
For Eligible Designated Beneficiaries, the beneficiary must take distributions under one of the following two rules:
1.	If the Participant dies on or after the required beginning date, any remaining balance must be distributed over the greater of the Certificate Owner’s remaining life expectancy, or the beneficiary’s life expectancy.
2.	If the Participant dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Participant’s death or paid over the life expectancy of the beneficiary provided distributions begin by December 31 of the calendar year following the year of the Certificate Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Participant would have reached age 72. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRC requirements of an “inherited IRA”.
If a beneficiary is not designated or is not an individual and the Certificate Owner dies after the required beginning date distributions are required to be made over the Certificate Owner’s remaining life expectancy, or if the Certificate Owner dies before the required beginning date the entire balance must be distributed by December 31, of the fifth year following the Certificate Owner’s death.
Required Minimum Distribution Excise Tax—If the amount distributed from a Qualified Contract is less than the Required Minimum Distribution for the year (discussed above), the Participant is generally subject to a nondeductible excise tax of 50% on the difference between the Required Minimum Distribution and the amount actually distributed.
Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans
All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, Qualified Retirement Plans may impose restrictions on distributions other than those provided by the IRC.
403(b) Tax-Sheltered Plan—A 403(b) tax-sheltered plan is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Employee salary reduction contributions are limited to the lesser of $20,500 for 2022 or 100% of income. Employer contributions are subject to an additional annual limitation. A special catch-up contribution is available to certain Participants who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,500 for 2022, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your Plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed.
Distributions from Section 403(b) Certificates generally cannot be made until the Participant attains age 59½. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Certificate as of December 31, 1988. 403(b) Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) Certificates are subject to the Required Minimum Distribution rules.
457(b) Eligible Governmental Plan—A 457(b) deferred compensation plan is available for employees of eligible state or local governments. Employee salary reduction amounts are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Employer contributions are included in this annual limit and when combined with employee salary reduction amounts cannot exceed the annual limit. Additional catch-up amounts, up to $6,500 for 2022, may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Participant’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year of contribution.
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Distributions from 457(b) Certificates generally cannot be made until the Participant attains age 59 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Certificate accumulations may be eligible for a tax free rollover to another eligible retirement plan. 457(b) Contracts/Certificates are subject to the Required Minimum Distribution rules.
401 plans—A 401 plan permits employers to establish various types of retirement plans (e.g., pension, money purchase, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with IRC Section 401 may permit the purchase of annuity contracts/certificates to provide benefits under the plan. A retirement plan qualified under IRC Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Contributions and earnings are not included in the Participant’s income until distributed with the exception of designated Roth contributions and after-tax contributions. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $20,500 for 2022 or 100% of includable compensation. Additional catch-up amounts, up to $6,500 for 2022 may be contributed if the Participant is age 50 or older. Both the maximum salary reduction amount and additional amount if you are age 50 or older are indexed for inflation in future years. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. 401 Certificate accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 Certificates are subject to the Required Minimum Distribution rules.
Federal Estate Taxes
While no attempt is being made to discuss the federal estate tax implications of the Contract/Certificate, purchasers of annuity contracts/certificates should keep in mind that the value of an annuity contract/certificate owned by a decedent and payable to a beneficiary by virtue of surviving the decedent may be included in the decedent’s gross estate. Depending on the terms of the annuity contract/certificate, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.
Gift and Generation-skipping Transfer Tax
The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract/certificate is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Participant. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract/Certificate, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.
Annuity Purchases by Nonresident Aliens and Foreign Corporations
The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract/ certificate purchasers who/that are U.S. citizens or residents. Annuity contract/certificate purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract/certificate purchaser’s country of citizenship or residence. Prospective annuity contract/certificate purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract/certificate purchase.
Unclaimed Property
The balance in your Contract is subject to state unclaimed property laws which generally provide that if no activity occurs in your Contract, or after a death claim, within a specified time period the balance in Your Contract must be paid to the unclaimed property office of the appropriate state. The Internal Revenue Service has provided guidance the payment to the state is subject to federal income tax withholding and reportable as a distribution to the Contract Owner.
Possible Tax Law Changes
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract/Certificate could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract/Certificate.
We have the right to modify the Contract/Certificate in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract/Certificate and do not intend the above discussion as tax advice.
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Other Information
Financial statements—
Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, or by telephoning (800 999-1030 (toll-free).
Distribution of the Contract— The Certificates are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Certificates may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Your investment professional may receive compensation for selling this Certificate to You, both in the form of commissions and because HMLIC may share the revenue it earns on this Certificate with the professional’s firm. This conflict of interest may influence Your investment professional to recommend this Certificate over another investment. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of premium payments received. No specific charge is assessed directly to Participants or the Separate Account to cover the commissions. We do intend to recover the amount of the commissions through the fees and charges collected under the Certificates and other corporate revenue.
Association Relationships—HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association to provide various services that are aimed at familiarizing the association’s members with the Horace Mann brand, products or services, including but not limited to the following:
•	Providing HMLIC or an affiliate with access to association members;
•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;
•	Allowing HMLIC or an affiliate to sponsor and/or attend association meetings, conferences, or conventions; and
•	Allowing HMLIC or an affiliate to conduct workshops for association members.
Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.
Legal Proceedings— HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Certificates.
Modification of the Contract and Certificates— The Contract and Certificates provide that they may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Participants will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract and Certificates.
Registration Statement— A registration statement of which this prospectus is a part, has been filed with the SEC under the Securities Act of 1933 with respect to the Contract and the Certificates thereunder.
Communications to Participants— To ensure receipt of communications, Participants must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030
(toll-free) or by accessing HMLIC’s website at horacemann.com.HMLIC will attempt to locate Participants for whom no current address is on file. In the event HMLIC is unable to locate a Participant, HMLIC may be forced to surrender the value of the Certificate to the Participant’s last known state of residence in accordance with the state’s abandoned property laws.
Participant Inquiries— A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.
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Forms Availability— Specific forms are available from HMLIC to aid the Participant in effecting many transactions allowed under the Certificate. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.
Investor Information from FINRA—Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).
To receive prospectuses and other annuity-related documents electronically, sign-up for eDelivery. Visit www.horacemann.com to register or log into Your account. Your eDelivery preferences can be found on the eCommunications tab in My Profile.
This prospectus and the Portfolio Company prospectuses are also available online at www.horacemann.com. To access this information click on “Retirement”, the tax type of Your annuity, and then “Prospectuses Online” in the “Annuity Resources” box.
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Appendix A: Portfolio Companies Available Under the Contract

The following is a list of Portfolio Companies available under the Contract and Certificates thereunder. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time and can be found online at dfinview.com/HoraceMann/TAHD/RP. You can also request this information at no cost by calling 1-800-999-1030 or by sending an email request to contactcenterannuity@horacemann.com.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that Your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
Type of Fund	Portfolio Company and Adviser/Subadviser(5)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Lifecycle/Target date funds	Vanguard ® Retirement Income Fund / The Vanguard Group, Inc.	0.12%	5.25%	6.85%	5.88%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2015 Fund/ The Vanguard Group, Inc.	0.12%	5.78%	7.71%	7.46%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2025 Fund/ The Vanguard Group, Inc.	0.13%	9.80%	10.35%	9.60%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2035 Fund/ The Vanguard Group, Inc.	0.14%	12.96%	12.06%	11.10%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2045 Fund/ The Vanguard Group, Inc.	0.15%	16.16%	13.55%	12.04%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2055 Fund/ The Vanguard Group, Inc.	0.15%	16.44%	13.61%	12.05%
Lifecycle/Target date funds	Vanguard ® Target Retirement 2065 Fund/ The Vanguard Group, Inc.	0.15%	16.46%
Large Value	T Rowe Price Equity Income Fund — Investor Class / T. Rowe Price Associates, Inc.	0.63%	25.68%	11.17%	11.95%
Large Core	Vanguard ® 500 Index Admiral Shares / The Vanguard Group, Inc.	0.04%	28.66%	18.43%	16.51%
Large Growth	T Rowe Price Growth Stock Fund — Investor Class / T. Rowe Price Associates, Inc.	0.63%	20.03%	23.25%	19.13%
Mid Core	Vanguard ® Extended Market Index Admiral Shares / The Vanguard Group, Inc.	0.06%	12.45%	15.30%	14.97%
Mid Growth	T Rowe Price New Horizons Fund — Investor Class(4) / T. Rowe Price Associates, Inc.	0.75%	9.71%	26.66%	21.04%
Small Value	T Rowe Price Small-Cap Value Fund — Investor Class / T. Rowe Price Associates, Inc.	0.78%	25.54%	12.26%	13.12%
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Type of Fund	Portfolio Company and Adviser/Subadviser(5)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
Small Core	Vanguard ® Small Cap Index Admiral Shares / The Vanguard Group, Inc.	0.05%	9.65%	12.76%	10.81%
Small Growth	MFS VIT New Discovery Fund Initial Class / MFS	0.87%*	1.80%	21.30%	16.15%
International Stock Funds	T Rowe Price Emerging Markets Stock Fund — Investor Class / T. Rowe Price Associates, Inc.	1.21%	-10.46%	9.78%	6.25%
International Stock Funds	T Rowe Price Overseas Stock Fund — Investor Class / T. Rowe Price Associates, Inc.	0.77%	12.24%	10.21	8.44%
International Stock Funds	Vanguard ® Developed Markets Index — Admiral Shares / The Vanguard Group, Inc.	0.07%	11.43%	10.15%	8.51%
International Stock Funds	Vanguard ® Developed Markets Index — Admiral Shares (formerly Investor Shares/ The Vanguard Group, Inc.	0.07%	11.43%	10.15%	8.51%
International Stock Funds	Vanguard ® Emerging Markets Stock Index Admiral Share / The Vanguard Group, Inc.	0.14%	0.86%	9.43%	5.36%
Real Estate	T Rowe Price Global Real Estate — Investor Class / T. Rowe Price Associates, Inc.	0.95%*	28.80%	8.73%	8.99%
Real Estate	Vanguard ® REIT Index Admiral Shares / The Vanguard Group, Inc.	0.26%	40.21%	11.25%	11.43%
Corporate Bond	T Rowe Price New Income Fund(3) / T. Rowe Price Associates, Inc	0.41%	-0.57%	3.49%	2.94%
Corporate Bond	Fidelity VIP Investment Grade Bond Initial Class / Fidelity Management & Research Co.	0.39%	-0.61%	4.33%	3.54%
Corporate Bond	Vanguard ® Short-Term Inflation-Protected Securities / The Vanguard Group, Inc.	0.06%	5.26%	3.26%
Corporate Bond	Vanguard ® Total Bond Market Index Admiral Shares / The Vanguard Group, Inc.	0.05%	-1.67%	3.58%	2.86%
Global Bond	T Rowe Price International Bond Fund — Investor Class(2) / T. Rowe Price Associates, Inc.	0.67%*	-7.19%	3.56%	1.21%
Global Bond	American Funds IS Capital World Bond Fund 1 / Capital Research and Management Co.	0.50%	-4.73%	3.74%	2.32%
48

Type of Fund	Portfolio Company and Adviser/Subadviser(5)	Current Expenses	Average Annual Total Returns (as of 12/31/21)
			1-year	5-year	10-year
High Yield Bond	T Rowe Price Spectrum Income Fund — Investor Class / T. Rowe Price Associates, Inc.	0.62%	2.59%	4.81%	4.68%
High Yield Bond	Vanguard ® High-Yield Corporate Fund Admiral Shares / The Vanguard Group, Inc.	0.13%	3.78%	5.70%	6.16%
Balanced Fund	Vanguard ® STAR Fund / The Vanguard Group, Inc.	0.31%	9.65%	12.76%	10.81%
Money Market	Vanguard ® Cash Reserves Federal Money Market Fund(1) / The Vanguard Group, Inc.	0.10%	0.02%	1.19%	0.68%
Money Market	Vanguard ® Federal Money Market Fund (available August 1, 2016) / The Vanguard Group, Inc.	0.11%	0.01%	1.04%	0.55%

*	These expenses reflect temporary fee reductions. The details about these waivers can be found in the Portfolio Company prospectus at dfinview.com/HoraceMann/TAHD/RP
(1)	On and after August 1, 2016, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company:
(2)	On and after May 1, 2019, Participants may not begin or increase premium payment allocations or make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(3)	On and after May 1, 2021, Participants may not begin or increase premium payment allocations of make new transfers to the Portfolio Company. However, if Participants were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the Portfolio Company, they may continue the program(s), but may not begin or increase allocations to the Portfolio Company.
(5) Under certain Guaranteed Minimum Death Benefit Riders, We reserve the right to restrict allocations or transfers to the Fixed Account or any of the Portfolio Companies. The Portfolio Companies available may vary by Qualified Retirement Plan. You should refer to Your Plan for a list of Portfolio Companies available to You.
49

Appendix B: Guaranteed Minimum Death Benefit Examples

Example for Return of Premium with Interest Guaranteed Minimum Death Benefit (“Interest GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	There is a withdrawal on the 3rd Certificate anniversary of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	We are calculating the death benefit on the 5th Certificate anniversary. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Interest GMDB value at issue is equal to the initial Net Premium.
$100,000
The Interest GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:
$100,000 × 1.05^3 = $115,763
The withdrawal adjustment is the withdrawal amount divided by the Participant Account Value immediately before the withdrawal and multiplied by the Interest GMDB value immediately before the withdrawal:
$25,000/$125,000 × $115,763 = $23,153
The Interest GMDB value immediately following the withdrawal is the Interest GMDB value immediately before the withdrawal less the withdrawal adjustment:
$115,763 – $23,153 = $92,610
The Interest GMDB value on the 5th Certificate anniversary is the Interest GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:
$92,610 × 1.05^2 = $102,103
The death benefit is the greatest of the Interest GMDB and the Participant Account Value.
Max [$102,103, $101,000] = $102,103
Example for Guaranteed Minimum Death Benefit—Step-Up with Return of Premium (“Step-Up GMDB”)
Assume the following:
•	There is an initial Net Premium of $100,000 and no subsequent premiums.
•	The Participant Account Value on the 1st Certificate Anniversary is $90,000.
•	The Participant Account Value on the 2nd Certificate Anniversary is $120,000.
•	There is a withdrawal during the 3rd Certificate Year of $25,000. The Participant Account Value immediately before the withdrawal is $125,000.
•	The Participant Account Value on the 3rd Certificate Anniversary is $105,000.
•	We are calculating the death benefit during the 4th Certificate Year. The Participant Account Value at that time is $101,000.
•	There are no loans on the Certificate.
•	The Participant has not yet attained age 81.
•	No other death benefit rider was selected.
The Step-Up Anniversary Value for the 1st Certificate Anniversary projected to the date of death is the Participant Account Value on the 1st Certificate Anniversary less an adjustment for the subsequent withdrawal:
$90,000 – ($25,000/$125,000 × $90,000) = $72,000
50

The Step-Up Anniversary Value for the 2nd Certificate Anniversary projected to the date of death is the Participant Account Value on the 2nd Certificate Anniversary less an adjustment for the subsequent withdrawal:
$120,000 – ($25,000/$125,000 × $120,000) = $96,000
The Step-Up Anniversary Value for the 3rd Certificate Anniversary projected to the date of death is the Participant Account Value on the 3rd Certificate Anniversary:
$105,000
The Step-Up GMDB is equal to the maximum of these values:
Max [$72,000, $96,000, $105,000] = $105,000
The Return of Premium Death Benefit at the date of death is the initial Net Premium less a withdrawal adjustment:
$100,000 – ($25,000/$125,000 × $100,000) = $80,000
The death benefit is the greatest of the Step-Up GMDB, the Return of Premium Death Benefit, and the Participant Account Value.
Max [$105,000, $80,000, $101,000] = $105,000
51

Appendix C: Market Value Adjustment Examples

A Market Value Adjustment (“MVA”) may apply if you transfer, withdraw, surrender, or apply to an Annuity Payment option, amounts in a Guarantee Period Account before the end of its related Guarantee Period. An MVA is determined by a mathematical formula designed to measure changes in the level of prevailing current interest rates since the beginning of the relevant Guarantee Period, and may be positive or negative. Any negative MVA will be waived to the extent it would decrease the Fixed Account Value below the Fixed Net Premium less any outstanding loan balance. The minimum amount that a Participant will ever receive from the Fixed Account equals 87.5 of the Fixed Net Premium accumulated at the Fixed Account guaranteed interest rate as shown in the Participant’s Certificate, less any outstanding loan balance. The MVA is applied before any applicable surrender charges or other charges are deducted.
The MVA Formula
Any amount that is subject to an MVA is multiplied by an adjustment factor (“MVA Factor”) to determine the amount of the MVA.
MVA Factor = 0.9 × {I – (J + .0025)} × N
Where:
I = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the establishment of the Guarantee Period. (As used here, “Treasury Rate” means the U.S. Treasury Note Constant Maturity yield as reported in the Federal Reserve Bulletin Release H.15.)
J = the Treasury Rate for a maturity equal to the relevant Guarantee Period for the week preceding the receipt of the transfer, surrender, withdrawal, or annuitization request. Note: J is limited to 3 percent above or below I for the MVA, regardless of the current interest crediting rate.
N = the number of whole or partial years from the date We receive the transfer, surrender, withdrawal, or annuitization request until the end of the relevant Guarantee Period.
Examples:
Assume the following:
•	There is an initial Net Premium of $1,000 to a five-year Guarantee Period Account.
•	The interest rate is 1 percent.
•	There are no surrender charges.
•	The Participant makes a withdrawal of all Participant Account Value in the Guarantee Period Account at the end of the first year of the Certificate.
Calculation of an MVA in a declining interest rate environment
I = 6%
J = 3%
N = 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.03 + .0025)} × 4 = .099 or 9.9%.
○	MVA = .099 × 1010 = $99.99
○	Final withdrawal value = $1,109.99
Calculation of an MVA in an increasing interest rate environment
I = 6%
J = 9%
N = 4
Withdrawal Value $1010
○	MVA Factor = .9 × {.06 – (.09 + .0025)} × 4 = -.117 or -11.7%.
○	MVA = -.117 × 1010 = $-118.17
○	Final withdrawal value = $891.83
52

May 1, 2022
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Flexible Premium Qualified
Variable Deferred Group Annuity Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Qualified Variable Deferred Group Annuity Contract (“Group Contract”) dated May 1, 2022 and the prospectus for Retirement Protector (“Retirement Protector”) dated May 1, 2022. Copies of the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a facsimile transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder) sets forth information that a prospective investor should know before investing in a Certificate. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the Group Contract and Retirement Protector (and the Certificates thereunder).
May 1, 2022

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 16, 2006. The Separate Account was established in 2006 but not funded until January 2, 2008. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

Underwriter
HMLIC offers and sells the Group Contract and Retirement Protector and Certificates thereunder on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the Group Contract and Retirement Protector and Certificates thereunder. The Group Contract and Retirement Protector and Certificates thereunder also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Group Contract and Retirement Protector and Certificates thereunder to its registered representatives and to other selling firms for their sales of the Group Contract and Retirement Protector and Certificates thereunder. The amount of the commissions was $7,318,653, $5,706,797 and $5,174,202 at December 31, 2021, 2020 and 2019.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $362,218.48, $387,012.36, and $402,082.60 in 2019, 2020 and 2021.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account as of December 31, 2021, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2021 and 2020, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes and schedules I, III, and IV, incorporated herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon incorporated herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.
The audit report covering the December 31, 2021 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are incorporated herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Group Contract, Retirement Protector and Certificates thereunder.

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of
Horace Mann Life Insurance Company Qualified Group Annuity Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account (the Separate Account) as of December 31, 2021, the related statements of operations for the year listed in the Appendix and changes in net assets for the years listed in the Appendix, and the related notes including the financial highlights in note 6 (collectively, the financial statements) for each of the years in the five-year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2021, the results of its operations for the year listed in the Appendix, changes in its net assets for the years listed in the Appendix, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Horace Mann Life Insurance Company’s separate accounts since 1989.
Chicago, Illinois
April 15, 2022
KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity

Appendix
Statement of net assets as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
Allspring VT Discovery Fund
American Funds IS Capital World Bond Fund 1
American Funds IS Washington Mutual Investors Fund
Class 4
American Funds IS Growth Fund Class 4
American Funds IS Managed Risk Allocation
Fund Class P2
American Funds IS New World Fund Class 4
BlackRock High Yield V.I. Fund Class III
BNY Mellon Small Cap Stock Index Portfolio Service Shares
Calvert VP S&P Mid Cap 400 Index Portfolio Class F
ClearBridge Variable Small Cap Growth Portfolio Class I
Fidelity VIP Freedom 2015 Portfolio SC2
Fidelity VIP Freedom 2025 Portfolio SC2
Fidelity VIP Freedom 2035 Portfolio SC2
Fidelity VIP Freedom 2045 Portfolio SC2
Fidelity VIP Freedom 2055 Portfolio SC2
Fidelity VIP Freedom 2065 Portfolio SC2
Fidelity VIP Funds Manager 20% Portfolio SC2
Fidelity VIP Funds Manager 50% Portfolio SC2
Fidelity VIP Funds Manager 60% Portfolio SC2
Fidelity VIP Funds Manager 70% Portfolio SC2
Fidelity VIP Funds Manager 85% Portfolio SC2
Fidelity VIP Index 500 Portfolio SC2
Fidelity VIP Investment Grade Bond Portfolio SC2
Fidelity VIP Overseas Portfolio SC2
Fidelity VIP Real Estate Portfolio SC2
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
JPMorgan Small Cap Value Fund Class A
Lord Abbett Series Fund Developing Growth Portfolio VC Shares
MFS VIT International Growth Portfolio SC
MFS VIT Mid Cap Value Portfolio SC
Templeton Global Bond VIP Fund Class 4
T. Rowe Price Emerging Markets Stock Fund Investor Class

T. Rowe Price Equity Income Fund Investor Class
T. Rowe Price Global Real Estate Fund Investor Class
T. Rowe Price Government Money Portfolio
T. Rowe Price Growth Stock Fund Investor Class
T. Rowe Price International Bond Fund Investor Class
T. Rowe Price New Horizons Fund Investor Class
T. Rowe Price New Income Fund Investor Class
T. Rowe Price Overseas Stock Fund Investor Class
T. Rowe Price Small-Cap Value Fund Investor Class
T. Rowe Price Spectrum Income Fund Investor Class
Vanguard 500 Index Fund Admiral Shares
Vanguard Cash Reserves Fund Investor
Vanguard Developed Markets Index Fund Admiral Shares
Vanguard Developed Markets Index Fund Investor Shares
Vanguard Emerging Markets Stock Index Fund Admiral Shares
Vanguard Extended Market Index Fund Admiral Shares
Vanguard Federal Money Market Fund
Vanguard High-Yield Corporate Fund Admiral Shares
Vanguard High-Yield Corporate Fund Investor Shares
Vanguard REIT Index Fund Admiral Shares
Vanguard Short-Term Inflation Protected Securities Index Fund
Vanguard Small-Cap Index Fund Admiral Shares
Vanguard STAR Fund
Vanguard Target Retirement 2015 Fund
Vanguard Target Retirement 2025 Fund
Vanguard Target Retirement 2035 Fund
Vanguard Target Retirement 2045 Fund
Vanguard Target Retirement 2055 Fund
Vanguard Target Retirement 2065 Fund
Vanguard Target Retirement Income Fund
Vanguard Total Bond Market Index Fund
Vanguard VIF Global Bond Index
Wilshire VIT Global Allocation Fund

Statement of net assets as of December 31, 2021, and the related statements of operations and changes in net assets for the period from May 1, 2021 (inception) to December 31, 2021.
Fidelity VIP Investment Grade Bond Portfolio Initial Class
MFS VIT New Discovery Series Initial Class

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
ASSETS
Investments at market value	$11,568,161	$56,640	$15,020,475	$2,695,915	$4,229,818	$9,984,873	$659,300	$21,416,784
TOTAL ASSETS	$11,568,161	$56,640	$15,020,475	$2,695,915	$4,229,818	$9,984,873	$659,300	$21,416,784
NET ASSETS
Active Contracts	$11,568,161	$56,640	$15,020,475	$2,695,915	$4,229,818	$9,984,873	$659,300	$21,416,785
TOTAL NET ASSETS	$11,568,161	$56,640	$15,020,475	$2,695,915	$4,229,818	$9,984,873	$659,300	$21,416,785
INVESTMENTS
Cost of investments	9,185,182	58,507	10,897,881	2,391,400	3,365,190	7,621,352	645,103	15,868,524
Unrealized appreciation (depreciation) on investments	2,382,980	(1,866)	4,122,593	304,515	864,628	2,363,521	14,197	5,548,261
Number of shares in underlying mutual funds	270,664	4,804	121,338	180,570	135,398	563,799	86,864	909,418
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	41,807	–	19,438	26,246	22,881	108,384	8,133	184,889
M&E Rate .0085	20,658	3,701	8,194	6,212	28,888	61,279	24,755	77,449
M&E Rate .0095	68,403	751	25,144	111,737	53,349	176,017	39,065	134,818
M&E Rate .0105	6	–	1	11	10	3	20	90
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	6	5	198	10	315	3	20	560
Total Units	130,880	4,457	52,975	144,216	105,443	345,686	71,993	397,806
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 90.09	$ –	$ 285.90	$ 18.98	$ 40.51	$ 29.15	$ 9.26	$ 54.57
M&E Rate .0085	$ 88.98	$ 12.71	$ 283.85	$ 18.81	$ 40.19	$ 28.94	$ 9.22	$ 53.79
M&E Rate .0095	$ 87.17	$ 12.69	$ 281.66	$ 18.62	$ 39.91	$ 28.70	$ 9.16	$ 52.88
M&E Rate .0105	$ 86.37	$ –	$ 279.53	$ 19.11	$ 39.77	$ 30.15	$ 9.17	$ 52.34
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 82.61	$ 12.80	$ 277.35	$ 18.15	$ 39.21	$ 29.24	$ 8.71	$ 50.22
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$23,932,761	$613,069	$1,049,964	$5,069,235	$9,418,067	$6,960,306	$121,595	$46,705
TOTAL ASSETS	$23,932,761	$613,069	$1,049,964	$5,069,235	$9,418,067	$6,960,306	$121,595	$46,705
NET ASSETS
Active Contracts	$23,932,761	$613,069	$1,049,964	$5,069,236	$9,418,067	$6,960,306	$121,594	$46,705
TOTAL NET ASSETS	$23,932,761	$613,069	$1,049,964	$5,069,236	$9,418,067	$6,960,306	$121,594	$46,705
INVESTMENTS
Cost of investments	18,580,674	601,874	965,070	4,363,718	7,562,952	5,395,084	112,086	45,087
Unrealized appreciation (depreciation) on investments	5,352,087	11,195	84,894	705,517	1,855,115	1,565,222	9,509	1,617
Number of shares in underlying mutual funds	165,361	16,880	73,270	287,209	316,255	239,433	8,533	3,360
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	35,172	3,613	1,449	13,160	15,834	23,326	809	170
M&E Rate .0085	25,406	2,800	13,012	63,170	88,179	74,317	2,729	1,286
M&E Rate .0095	48,716	6,410	39,810	153,026	148,048	92,559	4,484	1,620
M&E Rate .0105	40	3	8	7	5	5	13	13
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	200	3	8	7	340	5	13	13
Total Units	109,534	12,829	54,287	229,370	252,406	190,212	8,048	3,102
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 223.59	$ 47.95	$ 19.55	$ 22.36	$ 37.74	$ 36.94	$ 15.11	$ 15.04
M&E Rate .0085	$ 218.08	$ 47.82	$ 19.46	$ 22.19	$ 37.43	$ 36.68	$ 15.13	$ 15.08
M&E Rate .0095	$ 215.08	$ 47.68	$ 19.30	$ 22.04	$ 37.20	$ 36.44	$ 15.09	$ 15.04
M&E Rate .0105	$ 214.68	$ 48.22	$ 19.89	$ 22.73	$ 37.96	$ 37.23	$ 15.08	$ 15.03
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 208.80	$ 47.53	$ 19.61	$ 22.34	$ 37.53	$ 36.94	$ 14.98	$ 14.93
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
ASSETS
Investments at market value	$675,941	$1,398,401	$6,234,112	$5,917,400	$6,646,172	$87,102,029	$6,975	$6,278,388
TOTAL ASSETS	$675,941	$1,398,401	$6,234,112	$5,917,400	$6,646,172	$87,102,029	$6,975	$6,278,388
NET ASSETS
Active Contracts	$675,941	$1,398,401	$6,234,112	$5,917,400	$6,646,172	$87,102,029	$6,975	$6,278,388
TOTAL NET ASSETS	$675,941	$1,398,401	$6,234,112	$5,917,400	$6,646,172	$87,102,029	$6,975	$6,278,388
INVESTMENTS
Cost of investments	637,495	1,194,548	5,384,156	4,681,221	5,292,695	50,331,929	7,211	6,255,413
Unrealized appreciation (depreciation) on investments	38,446	203,853	849,956	1,236,179	1,353,477	36,770,099	(235)	22,974
Number of shares in underlying mutual funds	55,679	96,775	504,378	382,508	424,676	188,553	522	483,697
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	3,274	347	21,486	26,075	63,232	49,164	–	56,474
M&E Rate .0085	7,681	14,227	75,882	60,471	38,402	37,117	16	91,962
M&E Rate .0095	37,442	60,275	235,952	188,918	184,477	58,170	483	175,481
M&E Rate .0105	20	13	17	12	13	63	–	235
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	20	21	580	13	129	170	9	9
Total Units	48,437	74,883	333,917	275,489	286,253	144,684	508	324,161
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 14.12	$ 18.91	$ 18.89	$ 21.73	$ 23.44	$ 608.72	$ –	$ 19.38
M&E Rate .0085	$ 14.03	$ 18.82	$ 18.76	$ 21.57	$ 23.31	$ 601.71	$13.75	$ 19.09
M&E Rate .0095	$ 13.93	$ 18.64	$ 18.62	$ 21.42	$ 23.12	$ 596.63	$13.74	$ 19.51
M&E Rate .0105	$ 13.74	$ 18.35	$ 18.26	$ 21.07	$ 22.82	$ 589.90	$ –	$ 18.52
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 13.68	$ 18.24	$ 18.37	$ 20.99	$ 22.80	$ 580.38	$13.75	$ 18.07
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
ASSETS
Investments at market value	$12,231,365	$6,915,489	$2,168,332	$903,199	$2,488,035	$422,422	$1,052,829	$27,360
TOTAL ASSETS	$12,231,365	$6,915,489	$2,168,332	$903,199	$2,488,035	$422,422	$1,052,829	$27,360
NET ASSETS
Active Contracts	$12,231,365	$6,915,489	$2,168,332	$903,199	$2,488,035	$422,422	$1,052,829	$27,360
TOTAL NET ASSETS	$12,231,365	$6,915,489	$2,168,332	$903,199	$2,488,035	$422,422	$1,052,829	$27,360
INVESTMENTS
Cost of investments	8,979,098	5,490,559	1,518,907	809,555	2,419,972	387,761	820,513	31,579
Unrealized appreciation (depreciation) on investments	3,252,267	1,424,930	649,425	93,644	68,063	34,661	232,317	(4,219)
Number of shares in underlying mutual funds	422,646	296,040	47,282	32,326	71,909	25,524	96,149	1,174
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	124,175	57,617	1,554	1,383	7,302	3,518	6,153	–
M&E Rate .0085	114,268	58,382	9,683	7,449	10,295	9,734	28,665	224
M&E Rate .0095	90,017	108,369	20,089	11,715	19,646	8,082	22,426	774
M&E Rate .0105	199	142	5	4	6	7	10	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	264	193	5	4	6	7	10	4
Total Units	328,923	224,703	31,336	20,555	37,255	21,348	57,264	1,002
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 36.48	$ 31.03	$ 70.25	$ 44.33	$ 67.48	$ 19.84	$ 18.53	$ –
M&E Rate .0085	$ 36.00	$ 30.83	$ 69.49	$ 44.07	$ 67.04	$ 19.80	$ 18.43	$ 27.32
M&E Rate .0095	$ 39.67	$ 30.61	$ 68.98	$ 43.81	$ 66.39	$ 19.74	$ 18.29	$ 27.29
M&E Rate .0105	$ 35.03	$ 30.60	$ 68.75	$ 45.00	$ 67.11	$ 19.97	$ 18.80	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 38.17	$ 30.27	$ 67.45	$ 44.38	$ 65.56	$ 19.96	$ 18.17	$ 27.35
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
ASSETS
Investments at market value	$523,298	$455,280	$2,752,482	$380,239	$1,396,043	$3,953,192	$237,182	$2,118,227
TOTAL ASSETS	$523,298	$455,280	$2,752,482	$380,239	$1,396,043	$3,953,192	$237,182	$2,118,227
NET ASSETS
Active Contracts	$523,298	$455,280	$2,752,482	$380,239	$1,396,043	$3,953,192	$237,182	$2,118,227
TOTAL NET ASSETS	$523,298	$455,280	$2,752,482	$380,239	$1,396,043	$3,953,192	$237,182	$2,118,227
INVESTMENTS
Cost of investments	613,212	453,759	2,437,539	333,781	1,396,043	3,001,001	236,210	1,885,213
Unrealized appreciation (depreciation) on investments	(89,914)	1,521	314,943	46,459	–	952,192	972	233,013
Number of shares in underlying mutual funds	38,878	10,055	76,479	16,743	1,396,043	37,182	26,266	27,577
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	718	–	–	–	195,163	–	–	–
M&E Rate .0085	10,798	4,960	14,857	5,323	356,643	14,584	6,146	4,922
M&E Rate .0095	14,267	4,390	27,825	7,137	909,418	8,520	18,027	6,833
M&E Rate .0105	7	–	–	–	288	–	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	499	3	3	4	23,343	3	10	3
Total Units	26,289	9,353	42,685	12,464	1,484,855	23,107	24,183	11,758
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ 20.33	$ –	$ –	$ –	$ 0.96	$ –	$ –	$ –
M&E Rate .0085	$ 20.05	$ 48.84	$ 64.56	$ 30.72	$ 0.94	$ 171.44	$ 9.90	$ 180.99
M&E Rate .0095	$ 19.81	$ 48.49	$ 64.44	$ 30.35	$ 0.94	$ 170.47	$ 9.78	$ 179.56
M&E Rate .0105	$ 20.63	$ –	$ –	$ –	$ 0.93	$ –	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 19.06	$ 49.02	$ 63.17	$ 31.61	$ 0.90	$ 164.69	$ 10.10	$ 174.00
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$655,160	$755,576	$1,034,808	$123,874	$17,737,587	$1,282,037	$1,004,384	$830,363
TOTAL ASSETS	$655,160	$755,576	$1,034,808	$123,874	$17,737,587	$1,282,037	$1,004,384	$830,363
NET ASSETS
Active Contracts	$655,160	$755,576	$1,034,808	$123,874	$17,737,587	$1,282,037	$1,004,384	$830,363
TOTAL NET ASSETS	$655,160	$755,576	$1,034,808	$123,874	$17,737,587	$1,282,037	$1,004,384	$830,363
INVESTMENTS
Cost of investments	648,782	632,067	816,445	121,623	11,140,612	1,095,465	828,128	748,234
Unrealized appreciation (depreciation) on investments	6,378	123,508	218,363	2,251	6,596,976	186,572	176,256	82,129
Number of shares in underlying mutual funds	68,104	56,939	16,747	9,655	40,328	77,983	61,094	20,253
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	38,914	26,655	3,272	3,535	20,530	32,121	38,237	10,003
M&E Rate .0095	18,885	23,479	6,444	3,758	24,414	38,344	20,024	7,983
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	–	–	–	–	1	12	15	4
M&E Rate .0125	7	11	2	8	1	7	9	4
Total Units	57,806	50,145	9,718	7,301	44,946	70,484	58,285	17,994
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 11.32	$ 15.12	$ 106.87	$ 16.98	$ 394.11	$ 18.24	$ 17.34	$ 45.99
M&E Rate .0095	$ 11.36	$ 15.01	$ 106.29	$ 16.95	$ 395.09	$ 18.15	$ 17.03	$ 46.34
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ 384.94	$ 18.07	$ 16.42	$ 47.05
M&E Rate .0125	$ 12.12	$ 15.20	$ 102.96	$ 17.90	$ 382.25	$ 17.61	$ 16.21	$ 44.94
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$5,085,773	$149,224	$539,830	$370,633	$3,674	$1,159,332	$299,009	$3,256,280
TOTAL ASSETS	$5,085,773	$149,224	$539,830	$370,633	$3,674	$1,159,332	$299,009	$3,256,280
NET ASSETS
Active Contracts	$5,085,773	$149,224	$539,830	$370,633	$3,674	$1,159,332	$299,009	$3,256,280
TOTAL NET ASSETS	$5,085,773	$149,224	$539,830	$370,633	$3,674	$1,159,332	$299,009	$3,256,280
INVESTMENTS
Cost of investments	3,440,922	149,224	528,942	363,856	3,674	851,159	288,482	2,293,750
Unrealized appreciation (depreciation) on investments	1,644,851	–	10,888	6,777	–	308,173	10,527	962,530
Number of shares in underlying mutual funds	36,667	149,224	90,728	62,291	3,674	7,057	11,616	30,048
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	19,165	47,811	41,686	38,292	1,297	11,415	4,476	13,551
M&E Rate .0095	21,634	100,456	32,781	4,805	2,249	8,700	6,493	18,204
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	4	80	25	24	81	5	–	4
M&E Rate .0125	4	75	12	10	82	4	4	4
Total Units	40,807	148,422	74,504	43,131	3,709	20,124	10,973	31,763
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 125.78	$ 1.01	$ 7.26	$ 8.55	$ 0.99	$ 57.37	$ 27.46	$ 103.81
M&E Rate .0095	$ 123.61	$ 1.00	$ 7.23	$ 8.94	$ 0.99	$ 57.92	$ 27.10	$ 101.56
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ 119.56	$ 1.00	$ 7.12	$ 8.58	$ 1.00	$ 55.88	$ –	$ 98.71
M&E Rate .0125	$ 118.53	$ 0.98	$ 7.00	$ 8.32	$ 0.94	$ 54.60	$ 27.74	$ 97.63
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
ASSETS
Investments at market value	$3,106,473	$962,087	$12,522,275	$20,646,360	$13,696,107	$361,464	$184,027	$199,242
TOTAL ASSETS	$3,106,473	$962,087	$12,522,275	$20,646,360	$13,696,107	$361,464	$184,027	$199,242
NET ASSETS
Active Contracts	$3,106,473	$962,087	$12,522,275	$20,646,360	$13,696,107	$361,464	$184,027	$199,242
TOTAL NET ASSETS	$3,106,473	$962,087	$12,522,275	$20,646,360	$13,696,107	$361,464	$184,027	$199,242
INVESTMENTS
Cost of investments	2,727,495	997,966	12,015,148	18,876,130	12,044,158	377,416	169,926	189,564
Unrealized appreciation (depreciation) on investments	378,978	(35,880)	507,127	1,770,230	1,651,949	(15,951)	14,101	9,678
Number of shares in underlying mutual funds	97,260	65,851	615,648	866,039	482,597	6,922	5,857	13,779
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	–	–	–	–	–	–	–
M&E Rate .0085	40,005	36,536	387,218	561,787	299,238	3,539	1,215	10,712
M&E Rate .0095	25,626	5,063	59,431	68,448	75,011	2,723	4,515	20
M&E Rate .0105	–	–	–	–	–	–	–	–
M&E Rate .0110	–	–	–	–	–	–	–	–
M&E Rate .0125	4	7	7	7	6	3	6	8
Total Units	65,635	41,606	446,656	630,242	374,255	6,265	5,736	10,740
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0085	$ 47.32	$ 23.12	$ 28.05	$ 32.80	$ 36.67	$ 57.70	$ 32.13	$ 18.55
M&E Rate .0095	$ 47.35	$ 23.15	$ 27.93	$ 32.44	$ 36.30	$ 57.69	$ 32.07	$ 18.62
M&E Rate .0105	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0110	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
M&E Rate .0125	$ 46.72	$ 23.11	$ 27.76	$ 31.87	$ 35.66	$ 57.16	$ 31.80	$ 18.81
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$2,297,862	$615,426	$21,511,153
TOTAL ASSETS	$2,297,862	$615,426	$21,511,153
NET ASSETS
Active Contracts	$2,297,862	$615,426	$21,511,153
TOTAL NET ASSETS	$2,297,862	$615,426	$21,511,153
INVESTMENTS
Cost of investments	2,252,839	628,869	18,211,320
Unrealized appreciation (depreciation) on investments	45,023	(13,442)	$ 3,299,833
Number of shares in underlying mutual funds	205,350	28,893	933,643
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0075	–	5,555	61,173
M&E Rate .0085	114,735	6,918	123,873
M&E Rate .0095	62,568	15,599	354,462
M&E Rate .0105	–	5	184
M&E Rate .0110	14	–	–
M&E Rate .0125	10	5	1,925
Total Units	177,327	28,082	541,617
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0075	$ –	$ 21.99	$ 40.72
M&E Rate .0085	$ 12.94	$ 21.94	$ 40.19
M&E Rate .0095	$ 13.00	$ 21.88	$ 39.39
M&E Rate .0105	$ –	$ 22.12	$ 39.00
M&E Rate .0110	$ 13.02	$ –	$ –
M&E Rate .0125	$ 12.32	$ 22.10	$ 37.49
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
INVESTMENT INCOME
Dividend income distribution	$ –	$ 956	$ 7,679	$ 32,465	$ 27,081	$ 115,550	$23,100	$ 135,189
Investment Income	–	956	7,679	32,465	27,081	115,550	23,100	135,189
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	902,955	749	1,674,280	–	132,969	–	1,872	276,824
Net realized gain (loss) on investments	498,004	6	560,237	27,258	112,618	165,377	9,026	503,176
Net change in unrealized appreciation (depreciation) on investments	(2,005,447)	(2,925)	326,274	217,944	(103,128)	1,855,668	(6,799)	3,578,274
Net gain (loss) on investments	(604,488)	(2,170)	2,560,791	245,202	142,459	2,021,045	4,099	4,358,274
EXPENSES
Mortality and expense risk charge (Note 3)	(104,767)	(284)	(113,379)	(22,106)	(35,969)	(77,570)	(4,801)	(171,372)
Total Expenses	(104,767)	(284)	(113,379)	(22,106)	(35,969)	(77,570)	(4,801)	(171,372)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (709,255)	$(1,498)	$2,455,091	$255,561	$ 133,571	$2,059,025	$22,398	$4,322,091
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 190,083	$ –	$ 8,803	$ 41,446	$ 71,199	$ 45,932	$ 1,217	$ 478
Investment Income	190,083	–	8,803	41,446	71,199	45,932	1,217	478
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	645,459	68,939	36,656	154,119	315,027	228,129	3,610	1,694
Net realized gain (loss) on investments	462,071	14,604	10,144	33,957	97,821	45,101	338	667
Net change in unrealized appreciation (depreciation) on investments	3,306,786	(38,649)	10,364	202,416	635,770	620,860	5,786	993
Net gain (loss) on investments	4,414,316	44,894	57,164	390,492	1,048,618	894,090	9,734	3,354
EXPENSES
Mortality and expense risk charge (Note 3)	(191,857)	(4,111)	(8,418)	(40,381)	(74,813)	(53,706)	(685)	(235)
Total Expenses	(191,857)	(4,111)	(8,418)	(40,381)	(74,813)	(53,706)	(685)	(235)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,412,542	$ 40,783	$57,549	$391,557	$1,045,004	$886,316	$10,266	$3,597
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$ 6,152	$ 12,946	$ 57,082	$ 50,548	$ 50,852	$ 819,568	$ 106	$ 110,363
Investment Income	6,152	12,946	57,082	50,548	50,852	819,568	106	110,363
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,786	20,864	95,694	74,425	147,764	565,151	113	164,623
Net realized gain (loss) on investments	17,218	7,154	31,379	69,966	143,443	2,759,800	–	35,101
Net change in unrealized appreciation (depreciation) on investments	2,775	79,374	483,691	545,324	636,824	15,134,460	(235)	(355,642)
Net gain (loss) on investments	21,779	107,392	610,764	689,715	928,031	18,459,411	(122)	(155,918)
EXPENSES
Mortality and expense risk charge (Note 3)	(7,443)	(12,001)	(53,604)	(50,551)	(55,106)	(666,642)	(16)	(50,600)
Total Expenses	(7,443)	(12,001)	(53,604)	(50,551)	(55,106)	(666,642)	(16)	(50,600)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,488	$108,337	$614,242	$689,712	$923,777	$18,612,337	$ (32)	$ (96,155)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$ 37,786	$ 57,295	$ 13,940	$ 2,709	$ –	$ 1,200	$ 6,632	$ –
Investment Income	37,786	57,295	13,940	2,709	–	1,200	6,632	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	858,374	37,137	83,078	132,340	621,507	12,761	6,371	2,341
Net realized gain (loss) on investments	266,475	(31,144)	84,116	5,498	77,312	1,965	11,350	(12)
Net change in unrealized appreciation (depreciation) on investments	830,720	1,868,692	309,455	60,617	(768,075)	7,671	200,551	(4,219)
Net gain (loss) on investments	1,955,569	1,874,685	476,649	198,455	(69,256)	22,397	218,272	(1,890)
EXPENSES
Mortality and expense risk charge (Note 3)	(95,341)	(51,478)	(17,386)	(7,245)	(22,818)	(2,545)	(7,781)	(86)
Total Expenses	(95,341)	(51,478)	(17,386)	(7,245)	(22,818)	(2,545)	(7,781)	(86)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,898,014	$1,880,502	$473,203	$193,919	$ (92,074)	$21,052	$217,123	$(1,976)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$ –	$ 3,042	$ 43,329	$ 6,035	$ 139	$ –	$ 3,164	$ –
Investment Income	–	3,042	43,329	6,035	139	–	3,164	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	31,438	178,176	21,498	–	334,973	1,295	307,509
Net realized gain (loss) on investments	(45,749)	11,205	12,253	3,128	–	128,748	1,891	64,486
Net change in unrealized appreciation (depreciation) on investments	15,577	(99,093)	300,714	53,492	–	172,942	(24,729)	(184,659)
Net gain (loss) on investments	(30,172)	(56,450)	491,143	78,118	–	636,663	(21,543)	187,336
EXPENSES
Mortality and expense risk charge (Note 3)	(5,209)	(4,368)	(22,598)	(3,051)	(12,602)	(31,688)	(2,280)	(18,945)
Total Expenses	(5,209)	(4,368)	(22,598)	(3,051)	(12,602)	(31,688)	(2,280)	(18,945)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,381)	$(57,776)	$511,874	$81,102	$(12,463)	$604,975	$(20,659)	$ 168,391
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$ 10,061	$13,825	$ 3,252	$ 3,525	$ 215,346	$ 38,787	$30,006	$ 20,198
Investment Income	10,061	13,825	3,252	3,525	215,346	38,787	30,006	20,198
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	6,685	–	63,500	1,518	–	–	–	–
Net realized gain (loss) on investments	1,914	14,879	16,420	5,918	520,243	19,208	5,702	10,372
Net change in unrealized appreciation (depreciation) on investments	(21,632)	50,131	118,493	(7,151)	3,152,586	68,703	60,127	(28,226)
Net gain (loss) on investments	(13,033)	65,010	198,413	285	3,672,829	87,911	65,829	(17,854)
EXPENSES
Mortality and expense risk charge (Note 3)	(5,696)	(6,347)	(8,635)	(1,222)	(140,503)	(10,979)	(8,248)	(7,171)
Total Expenses	(5,696)	(6,347)	(8,635)	(1,222)	(140,503)	(10,979)	(8,248)	(7,171)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (8,668)	$72,488	$193,030	$ 2,588	$3,747,672	$115,719	$87,587	$ (4,827)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$ 55,881	$ 13	$22,230	$14,374	$ –	$ 28,477	$13,412	$ 38,613
Investment Income	55,881	13	22,230	14,374	–	28,477	13,412	38,613
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	131,505	–	139	180	–	12,945	813	37,572
Net change in unrealized appreciation (depreciation) on investments	343,656	–	(2,454)	(1,915)	–	282,692	345	374,256
Net gain (loss) on investments	475,161	–	(2,315)	(1,735)	–	295,637	1,158	411,828
EXPENSES
Mortality and expense risk charge (Note 3)	(44,597)	(1,218)	(4,735)	(3,024)	(33)	(8,555)	(2,589)	(27,067)
Total Expenses	(44,597)	(1,218)	(4,735)	(3,024)	(33)	(8,555)	(2,589)	(27,067)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$486,445	$(1,205)	$15,180	$ 9,615	$(33)	$315,559	$11,981	$423,374
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
INVESTMENT INCOME
Dividend income distribution	$ 43,332	$ 21,728	$ 232,852	$ 404,889	$ 263,031	$ 6,884	$ 3,046	$ 4,910
Investment Income	43,332	21,728	232,852	404,889	263,031	6,884	3,046	4,910
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	156,199	95,542	1,519,996	2,965,252	1,563,851	25,941	407	11,205
Net realized gain (loss) on investments	291,861	31,957	400,815	284,687	166,827	7,845	981	2,080
Net change in unrealized appreciation (depreciation) on investments	(144,023)	(89,561)	(1,049,209)	(1,417,606)	(236,251)	(19,528)	12,555	(7,642)
Net gain (loss) on investments	304,037	37,938	871,602	1,832,333	1,494,427	14,258	13,943	5,643
EXPENSES
Mortality and expense risk charge (Note 3)	(30,672)	(8,892)	(102,571)	(162,462)	(105,507)	(1,450)	(1,159)	(1,741)
Total Expenses	(30,672)	(8,892)	(102,571)	(162,462)	(105,507)	(1,450)	(1,159)	(1,741)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 316,697	$ 50,774	$ 1,001,883	$ 2,074,760	$1,651,951	$ 19,692	$15,830	$ 8,812
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Operations
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$ 40,521	$ 7,723	$ 245,563
Investment Income	40,521	7,723	245,563
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	4,783	5,757	1,195,002
Net realized gain (loss) on investments	5,434	232	355,122
Net change in unrealized appreciation (depreciation) on investments	(84,863)	(22,181)	538,938
Net gain (loss) on investments	(74,646)	(16,192)	2,089,062
EXPENSES
Mortality and expense risk charge (Note 3)	(19,235)	(4,351)	(191,132)
Total Expenses	(19,235)	(4,351)	(191,132)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(53,360)	$(12,820)	$2,143,493
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	ALLSPRING VT DISCOVERY FUND	AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD V.I. FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
OPERATIONS
Investment Income	$ –	$ 956	$ 7,679	$ 32,465	$ 27,081	$ 115,550	$ 23,100	$ 135,189
Capital gain distribution	902,955	749	1,674,280	–	132,969	–	1,872	276,824
Net realized gain (loss) on investments	498,004	6	560,237	27,258	112,618	165,377	9,026	503,176
Net change in unrealized appreciation (depreciation) on investments	(2,005,447)	(2,925)	326,274	217,944	(103,128)	1,855,668	(6,799)	3,578,274
Mortality and expense risk charge (Note 3)	(104,767)	(284)	(113,379)	(22,106)	(35,969)	(77,570)	(4,801)	(171,372)
Net increase (decrease) in net assets resulting from operations	(709,255)	(1,498)	2,455,091	255,561	133,571	2,059,025	22,398	4,322,091
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,111,764	36,391	1,947,180	260,657	522,115	1,250,856	136,779	1,906,164
Net transfer from (to) fixed accumulation account	(366,219)	2	(19,373)	(81,009)	(11,897)	(275,783)	(3,281)	(390,326)
Transfer between funds	230,784	837	(11,787)	290,876	164,548	(3,138)	8,862	(414,384)
Payments to contract owners	(754,918)	(451)	(772,820)	(148,528)	(216,718)	(709,440)	(9,472)	(1,303,403)
Annual maintenance charge (Note 3)	(2,327)	(25)	(12,013)	(350)	(538)	(2,823)	(25)	(7,059)
Surrender charges (Note 3)	(218)	–	(7)	–	(102)	(1,085)	–	(7)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	218,866	36,754	1,131,180	321,646	457,408	258,587	132,863	(209,015)
	–
TOTAL INCREASE (DECREASE) IN NET ASSETS	(490,389)	35,256	3,586,271	577,207	590,979	2,317,612	155,261	4,113,076
Net Assets:
Beginning of period	12,058,550	21,384	11,434,204	2,118,708	3,638,839	7,667,261	504,039	17,303,709
End of period	$11,568,161	$56,640	$15,020,475	$2,695,915	$4,229,818	$9,984,873	$659,300	$21,416,785
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$ 190,083	$ –	$ 8,803	$ 41,446	$ 71,199	$ 45,932	$ 1,217	$ 478
Capital gain distribution	645,459	68,939	36,656	154,119	315,027	228,129	3,610	1,694
Net realized gain (loss) on investments	462,071	14,604	10,144	33,957	97,821	45,101	338	667
Net change in unrealized appreciation (depreciation) on investments	3,306,786	(38,649)	10,364	202,416	635,770	620,860	5,786	993
Mortality and expense risk charge (Note 3)	(191,857)	(4,111)	(8,418)	(40,381)	(74,813)	(53,706)	(685)	(235)
Net increase (decrease) in net assets resulting from operations	4,412,542	40,783	57,549	391,557	1,045,004	886,316	10,266	3,597
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,199,480	262,110	67,226	902,041	1,972,947	1,182,149	64,296	37,389
Net transfer from (to) fixed accumulation account	(105,065)	(10,078)	130,489	19,276	5,264	(24,113)	69	2,072
Transfer between funds	(322,018)	16,398	151,014	72,242	(6,637)	2,998	1,506	(2,898)
Payments to contract owners	(1,304,384)	(9,124)	(18,795)	(82,317)	(168,125)	(54,824)	–	–
Annual maintenance charge (Note 3)	(2,495)	(200)	(500)	(2,949)	(8,125)	(11,536)	(400)	(150)
Surrender charges (Note 3)	(7)	(7)	–	–	(127)	(2)	(2)	(2)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	465,511	259,099	329,434	908,293	1,795,197	1,094,672	65,469	36,411
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,878,053	299,882	386,983	1,299,850	2,840,201	1,980,988	75,735	40,008
Net Assets:
Beginning of period	19,054,708	313,187	662,981	3,769,386	6,577,866	4,979,318	45,859	6,697
End of period	$23,932,761	$613,069	$1,049,964	$5,069,236	$9,418,067	$6,960,306	$121,594	$46,705
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
OPERATIONS
Investment Income	$ 6,152	$ 12,946	$ 57,082	$ 50,548	$ 50,852	$ 819,568	$ 106	$ 110,363
Capital gain distribution	1,786	20,864	95,694	74,425	147,764	565,151	113	164,623
Net realized gain (loss) on investments	17,218	7,154	31,379	69,966	143,443	2,759,800	–	35,101
Net change in unrealized appreciation (depreciation) on investments	2,775	79,374	483,691	545,324	636,824	15,134,460	(235)	(355,642)
Mortality and expense risk charge (Note 3)	(7,443)	(12,001)	(53,604)	(50,551)	(55,106)	(666,642)	(16)	(50,600)
Net increase (decrease) in net assets resulting from operations	20,488	108,337	614,242	689,712	923,777	18,612,337	(32)	(96,155)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	88,528	130,226	530,261	406,795	1,064,922	6,716,422	1,724	1,319,110
Net transfer from (to) fixed accumulation account	(1,567)	5,543	(137,559)	(33,219)	(409,705)	(1,036,391)	102	(179,893)
Transfer between funds	(74,159)	–	(12,045)	(10,900)	27,787	(149,116)	5,181	278,506
Payments to contract owners	(181,547)	(41,682)	(233,394)	(263,495)	(579,035)	(4,731,432)	–	(373,106)
Annual maintenance charge (Note 3)	(600)	(1,200)	(5,149)	(3,950)	(4,050)	(50,982)	–	(925)
Surrender charges (Note 3)	(125)	–	–	(24)	(25)	(75)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(169,470)	92,887	142,114	95,207	99,894	748,426	7,007	1,043,692
TOTAL INCREASE (DECREASE) IN NET ASSETS	(148,982)	201,224	756,356	784,919	1,023,671	19,360,763	6,975	947,537
Net Assets:
Beginning of period	824,923	1,197,177	5,477,756	5,132,481	5,622,501	67,741,266	–	5,330,851
End of period	$ 675,941	$1,398,401	$6,234,112	$5,917,400	$6,646,172	$87,102,029	$6,975	$6,278,388
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
OPERATIONS
Investment Income	$ 37,786	$ 57,295	$ 13,940	$ 2,709	$ –	$ 1,200	$ 6,632	$ –
Capital gain distribution	858,374	37,137	83,078	132,340	621,507	12,761	6,371	2,341
Net realized gain (loss) on investments	266,475	(31,144)	84,116	5,498	77,312	1,965	11,350	(12)
Net change in unrealized appreciation (depreciation) on investments	830,720	1,868,692	309,455	60,617	(768,075)	7,671	200,551	(4,219)
Mortality and expense risk charge (Note 3)	(95,341)	(51,478)	(17,386)	(7,245)	(22,818)	(2,545)	(7,781)	(86)
Net increase (decrease) in net assets resulting from operations	1,898,014	1,880,502	473,203	193,919	(92,074)	21,052	217,123	(1,976)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	850,929	640,820	243,422	158,577	218,713	128,244	160,619	19,332
Net transfer from (to) fixed accumulation account	(115,984)	(107,620)	(112,675)	17,438	(39,874)	19,248	22,527	2,136
Transfer between funds	(58,234)	(29,768)	(41,356)	(23,673)	(37,871)	57,146	17,256	7,869
Payments to contract owners	(543,146)	(394,800)	(49,955)	(49,774)	(58,072)	(3,913)	(41,368)	(1)
Annual maintenance charge (Note 3)	(593)	(240)	(2,115)	(275)	(825)	(50)	(50)	–
Surrender charges (Note 3)	(52)	(98)	–	–	(246)	(9)	(5)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	132,920	108,294	37,321	102,293	81,825	200,666	158,979	29,336
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,030,934	1,988,796	510,524	296,212	(10,249)	221,718	376,102	27,360
Net Assets:
Beginning of period	10,200,431	4,926,693	1,657,808	606,987	2,498,284	200,704	676,727	–
End of period	$12,231,365	$6,915,489	$2,168,332	$903,199	$2,488,035	$422,422	$1,052,829	$27,360
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ –	$ 3,042	$ 43,329	$ 6,035	$ 139	$ –	$ 3,164	$ –
Capital gain distribution	–	31,438	178,176	21,498	–	334,973	1,295	307,509
Net realized gain (loss) on investments	(45,749)	11,205	12,253	3,128	–	128,748	1,891	64,486
Net change in unrealized appreciation (depreciation) on investments	15,577	(99,093)	300,714	53,492	–	172,942	(24,729)	(184,659)
Mortality and expense risk charge (Note 3)	(5,209)	(4,368)	(22,598)	(3,051)	(12,602)	(31,688)	(2,280)	(18,945)
Net increase (decrease) in net assets resulting from operations	(35,381)	(57,776)	511,874	81,102	(12,463)	604,975	(20,659)	168,391
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	48,908	74,577	290,722	42,720	88,726	458,528	23,320	189,694
Net transfer from (to) fixed accumulation account	(47,086)	(9,883)	(5,988)	(56)	(49,161)	39,585	(63)	(5,679)
Transfer between funds	6,748	4,257	22,072	(4,947)	(118,539)	249,235	(3,847)	64,719
Payments to contract owners	(112,980)	(20,138)	(78,640)	(23,306)	(113,429)	(255,857)	(18,032)	(114,090)
Annual maintenance charge (Note 3)	–	(100)	(300)	–	(390)	(3,400)	–	(425)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(104,410)	48,713	227,866	14,411	(192,793)	488,091	1,378	134,219
TOTAL INCREASE (DECREASE) IN NET ASSETS	(139,791)	(9,063)	739,740	95,513	(205,256)	1,093,066	(19,281)	302,610
Net Assets:
Beginning of period	663,089	464,343	2,012,742	284,726	1,601,299	2,860,126	256,463	1,815,617
End of period	$ 523,298	$455,280	$2,752,482	$380,239	$1,396,043	$3,953,192	$237,182	$2,118,227
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 10,061	$ 13,825	$ 3,252	$ 3,525	$ 215,346	$ 38,787	$ 30,006	$ 20,198
Capital gain distribution	6,685	–	63,500	1,518	–	–	–	–
Net realized gain (loss) on investments	1,914	14,879	16,420	5,918	520,243	19,208	5,702	10,372
Net change in unrealized appreciation (depreciation) on investments	(21,632)	50,131	118,493	(7,151)	3,152,586	68,703	60,127	(28,226)
Mortality and expense risk charge (Note 3)	(5,696)	(6,347)	(8,635)	(1,222)	(140,503)	(10,979)	(8,248)	(7,171)
Net increase (decrease) in net assets resulting from operations	(8,668)	72,488	193,030	2,588	3,747,672	115,719	87,587	(4,827)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	104,317	99,112	136,289	15,352	1,765,263	218,620	120,707	147,077
Net transfer from (to) fixed accumulation account	(190)	(1,270)	(20,905)	4	(20,521)	(10,526)	(1,513)	398
Transfer between funds	(14,486)	19,018	9,213	(106,473)	(3,139)	6,918	(4,352)	5,107
Payments to contract owners	(50,895)	(54,860)	(39,455)	(9,528)	(870,658)	(100,646)	(10,284)	(25,729)
Annual maintenance charge (Note 3)	(100)	(800)	(225)	(50)	(9,300)	(25)	(100)	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	38,646	61,200	84,917	(100,695)	861,645	114,341	104,458	126,853
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,978	133,688	277,947	(98,107)	4,609,317	230,060	192,045	122,026
Net Assets:
Beginning of period	625,182	621,888	756,861	221,981	13,128,270	1,051,977	812,339	708,337
End of period	$655,160	$755,576	$1,034,808	$ 123,874	$17,737,587	$1,282,037	$1,004,384	$830,363
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$ 55,881	$ 13	$ 22,230	$ 14,374	$ –	$ 28,477	$ 13,412	$ 38,613
Capital gain distribution	–	–	–	–	–	–	–	–
Net realized gain (loss) on investments	131,505	–	139	180	–	12,945	813	37,572
Net change in unrealized appreciation (depreciation) on investments	343,656	–	(2,454)	(1,915)	–	282,692	345	374,256
Mortality and expense risk charge (Note 3)	(44,597)	(1,218)	(4,735)	(3,024)	(33)	(8,555)	(2,589)	(27,067)
Net increase (decrease) in net assets resulting from operations	486,445	(1,205)	15,180	9,615	(33)	315,559	11,981	423,374
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	605,870	20,625	60,046	36,917	–	140,637	27,191	401,395
Net transfer from (to) fixed accumulation account	(18,687)	–	–	643	–	2,050	–	(2,651)
Transfer between funds	33,057	15,656	1,764	(2,132)	–	(24,844)	4,222	24,308
Payments to contract owners	(238,492)	(3,942)	(39,631)	(3,922)	–	(39,512)	(10,556)	(64,318)
Annual maintenance charge (Note 3)	(1,000)	(25)	(25)	–	–	(25)	(25)	(700)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	380,748	32,314	22,154	31,506	–	78,306	20,832	358,034
TOTAL INCREASE (DECREASE) IN NET ASSETS	867,193	31,109	37,334	41,121	(33)	393,865	32,813	781,408
Net Assets:
Beginning of period	4,218,580	118,115	502,496	329,512	3,707	765,467	266,196	2,474,872
End of period	$5,085,773	$149,224	$539,830	$370,633	$3,674	$1,159,332	$299,009	$3,256,280
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND
OPERATIONS
Investment Income	$ 43,332	$ 21,728	$ 232,852	$ 404,889	$ 263,031	$ 6,884	$ 3,046	$ 4,910
Capital gain distribution	156,199	95,542	1,519,996	2,965,252	1,563,851	25,941	407	11,205
Net realized gain (loss) on investments	291,861	31,957	400,815	284,687	166,827	7,845	981	2,080
Net change in unrealized appreciation (depreciation) on investments	(144,023)	(89,561)	(1,049,209)	(1,417,606)	(236,251)	(19,528)	12,555	(7,642)
Mortality and expense risk charge (Note 3)	(30,672)	(8,892)	(102,571)	(162,462)	(105,507)	(1,450)	(1,159)	(1,741)
Net increase (decrease) in net assets resulting from operations	316,697	50,774	1,001,883	2,074,760	1,651,951	19,692	15,830	8,812
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	335,615	74,756	1,486,016	2,434,321	2,123,815	305,847	103,453	4,471
Net transfer from (to) fixed accumulation account	(10,803)	25,970	3,639	(68,019)	(114,753)	(31,083)	206	–
Transfer between funds	8,147	20,513	(247,143)	12,032	114,589	11,187	800	(10,132)
Payments to contract owners	(1,204,140)	(380,345)	(769,681)	(389,247)	(206,487)	(6,779)	(1,688)	(3,120)
Annual maintenance charge (Note 3)	(1,250)	(600)	(4,375)	(10,950)	(15,825)	(350)	(125)	(75)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(872,431)	(259,706)	468,456	1,978,137	1,901,339	278,822	102,646	(8,856)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(555,734)	(208,932)	1,470,339	4,052,897	3,553,290	298,514	118,476	(44)
Net Assets:
Beginning of period	3,662,207	1,171,019	11,051,936	16,593,463	10,142,817	62,950	65,551	199,286
End of period	$ 3,106,473	$ 962,087	$12,522,275	$20,646,360	$13,696,107	$361,464	$184,027	$199,242
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2021
	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 40,521	$ 7,723	$ 245,563
Capital gain distribution	4,783	5,757	1,195,002
Net realized gain (loss) on investments	5,434	232	355,122
Net change in unrealized appreciation (depreciation) on investments	(84,863)	(22,181)	538,938
Mortality and expense risk charge (Note 3)	(19,235)	(4,351)	(191,132)
Net increase (decrease) in net assets resulting from operations	(53,360)	(12,820)	2,143,493
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	304,420	154,426	1,257,171
Net transfer from (to) fixed accumulation account	5,479	17,542	(92,940)
Transfer between funds	55,581	31,399	(166,333)
Payments to contract owners	(74,845)	(15,413)	(1,371,599)
Annual maintenance charge (Note 3)	(900)	(75)	(10,465)
Surrender charges (Note 3)	–	–	–
Mortality guarantee adjustment	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	289,735	187,879	(384,166)
TOTAL INCREASE (DECREASE) IN NET ASSETS	236,375	175,059	1,759,327
Net Assets:
Beginning of period	2,061,487	440,367	19,751,826
End of period	$2,297,862	$615,426	$21,511,153
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	AMERICAN FUNDS GLOBAL BOND 1	AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
OPERATIONS
Investment Income	$ 267	$ 104,636	$ 16,480	$ 30,231	$ 1,098	$ 18,074	$ 132,010	$ 192,624
Capital gain distribution	154	73,204	191,803	78,724	30,720	–	751,681	565,287
Net realized gain (loss) on investments	9	(14,190)	295,725	19,296	89,811	(1,100)	(96,798)	(69,045)
Net change in unrealized appreciation (depreciation) on investments	1,063	540,256	3,272,256	(7,066)	594,791	11,934	1,122,317	1,560,754
Mortality and expense risk charge (Note 3)	(117)	(53,655)	(70,898)	(17,630)	(25,080)	(3,168)	(109,722)	(132,402)
Net increase (decrease) in net assets resulting from operations	1,376	650,251	3,705,366	103,555	691,340	25,740	1,799,488	2,117,218
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	12,869	1,025,642	1,607,677	247,181	461,315	71,096	2,090,517	2,047,505
Net transfer from (to) fixed accumulation account	19	16,469	(254,901)	(157,622)	(26,730)	704	(228,023)	(510,843)
Transfer between funds	(60)	287,592	(96,143)	89,241	(42,246)	70,399	(15,813)	(209,884)
Payments to contract owners	–	(178,704)	(272,099)	(66,997)	(140,227)	(10,836)	(459,336)	(836,709)
Annual maintenance charge (Note 3)	(50)	(2,683)	(12,330)	(425)	(600)	(100)	(6,071)	(2,228)
Surrender charges (Note 3)	–	(174)	(548)	(88)	–	–	(129)	(614)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
	$ –	$ –
Net increase (decrease) in net assets resulting from contract owners; transactions	12,778	1,148,142	971,656	111,290	251,512	131,263	1,381,145	487,227
	$ –
TOTAL INCREASE (DECREASE) IN NET ASSETS	14,154	1,798,393	4,677,022	214,845	942,852	157,003	3,180,633	2,604,445
Net Assets:
Beginning of period	$ 7,230	$5,868,868	$ 6,757,182	$1,903,863	$2,695,987	$347,036	$14,123,076	$16,450,263
End of period	$21,384	$7,667,261	$11,434,204	$2,118,708	$3,638,839	$504,039	$17,303,709	$19,054,708
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	CLEARBRIDGE VARIABLE SMALL CAP GROWTH I	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 20% PORTFOLIO SC2
OPERATIONS
Investment Income	$ –	$ 6,351	$ 33,022	$ 49,294	$ 32,678	$ 282	$ 46	$ 7,511
Capital gain distribution	19,175	24,564	117,932	196,345	158,673	1,088	233	4,452
Net realized gain (loss) on investments	(1,749)	1,638	26,507	44,020	38,457	148	80	(861)
Net change in unrealized appreciation (depreciation) on investments	51,028	51,431	301,319	737,445	598,143	3,723	624	36,926
Mortality and expense risk charge (Note 3)	(1,184)	(4,992)	(26,107)	(44,886)	(33,367)	(91)	(28)	(5,805)
Net increase (decrease) in net assets resulting from operations	67,270	78,992	452,673	982,218	794,584	5,150	955	42,223
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	113,038	89,953	889,176	1,387,106	1,094,226	39,658	2,943	145,366
Net transfer from (to) fixed accumulation account	4,495	(4,926)	(22,383)	(73,235)	10,907	11,157	8	(150,238)
Transfer between funds	69,098	36,347	(22,378)	74,330	(94,903)	(10,104)	2,793	193,905
Payments to contract owners	(7,872)	(12,461)	(75,844)	(112,896)	(56,830)	–	–	(48,676)
Annual maintenance charge (Note 3)	(25)	(500)	(3,024)	(7,725)	(10,551)	–	–	(575)
Surrender charges (Note 3)	–	–	–	(44)	(41)	(2)	(2)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	178,734	108,413	765,547	1,267,536	942,808	40,709	5,742	139,782
TOTAL INCREASE (DECREASE) IN NET ASSETS	246,004	187,405	1,218,220	2,249,754	1,737,392	45,859	6,697	182,005
Net Assets:
Beginning of period	$ 67,183	$475,576	$2,551,166	$4,328,112	$3,241,926	$ –	$ –	$ 642,918
End of period	$313,187	$662,981	$3,769,386	$6,577,866	$4,979,318	$ 45,859	$6,697	$ 824,923
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	FIDELITY VIP FUNDS MANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDS MANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
OPERATIONS
Investment Income	$ 10,394	$ 44,272	$ 35,663	$ 31,758	$ 907,841	$ 101,373	$ 19,770	$ 90,503
Capital gain distribution	18,974	112,799	105,882	139,408	185,939	1,717	35,928	187,971
Net realized gain (loss) on investments	786	(39,015)	5,854	(12,153)	1,642,144	36,740	145,796	(100,863)
Net change in unrealized appreciation (depreciation) on investments	114,456	586,738	569,358	647,069	7,630,201	271,065	1,173,889	(464,078)
Mortality and expense risk charge (Note 3)	(9,163)	(43,216)	(40,393)	(39,714)	(491,962)	(41,992)	(72,425)	(39,238)
Net increase (decrease) in net assets resulting from operations	135,447	661,578	676,364	766,368	9,874,163	368,903	1,302,958	-325,705
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	211,693	578,575	426,791	855,042	6,458,324	760,741	853,044	590,721
Net transfer from (to) fixed accumulation account	(3,297)	(27,915)	(91,669)	(94,319)	(1,591,903)	(8,961)	(167,927)	(61,351)
Transfer between funds	(2,509)	(132,065)	(29,312)	(95,348)	(660,547)	235,438	(178,804)	114,567
Payments to contract owners	(10,790)	(229,676)	(176,592)	(57,176)	(2,750,585)	(237,514)	(267,994)	(166,740)
Annual maintenance charge (Note 3)	(1,250)	(5,621)	(4,139)	(4,422)	(57,892)	(1,076)	(1,283)	(220)
Surrender charges (Note 3)	–	(30)	(18)	(266)	(1,322)	–	(678)	(601)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	193,847	183,268	125,061	603,511	1,396,075	748,628	236,358	476,376
TOTAL INCREASE (DECREASE) IN NET ASSETS	329,294	844,846	801,425	1,369,879	11,270,238	1,117,531	1,539,316	150,671
Net Assets:
Beginning of period	$ 867,883	$4,632,910	$4,331,056	$4,252,622	$56,471,028	$4,213,320	$ 8,661,115	$4,776,022
End of period	$1,197,177	$5,477,756	$5,132,481	$5,622,501	$67,741,266	$5,330,851	$10,200,431	$4,926,693
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	MFS VIT INTERNATIONAL GROWTH INITIAL	MFS VIT MID CAP VALUE PORTFOLIO SC	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 9,937	$ 3,553	$ –	$ 1,506	$ 5,292	$ 58,447	$ 1,750	$ 41,072
Capital gain distribution	80,136	–	223,895	1,589	21,856	–	500	27,837
Net realized gain (loss) on investments	28,390	(30,020)	94,152	(55)	(9,619)	(27,696)	12,604	(22,998)
Net change in unrealized appreciation (depreciation) on investments	208,905	82,733	757,949	24,887	20,712	(70,547)	59,793	20,348
Mortality and expense risk charge (Note 3)	(12,037)	(3,937)	(15,644)	(1,000)	(4,427)	(6,373)	(3,207)	(14,961)
Net increase (decrease) in net assets resulting from operations	315,331	52,329	1,060,352	26,927	33,814	-46,169	71,440	51,298
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	217,659	113,854	226,467	82,825	130,104	57,448	80,812	320,564
Net transfer from (to) fixed accumulation account	(41,172)	(6,081)	(92,750)	(8,468)	14,197	(33,191)	481	(17,742)
Transfer between funds	11,237	(7,208)	(93,045)	43,238	14,397	(20,786)	(21,728)	(64,339)
Payments to contract owners	(59,528)	(26,731)	(82,184)	(1,690)	(34,584)	(38,039)	(4,408)	(24,152)
Annual maintenance charge (Note 3)	(2,519)	(60)	(806)	(50)	(50)	–	(75)	(125)
Surrender charges (Note 3)	–	–	(404)	(55)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	125,677	73,774	-42,722	115,800	124,064	-34,568	55,082	214,206
TOTAL INCREASE (DECREASE) IN NET ASSETS	441,008	126,103	1,017,630	142,727	157,878	(80,737)	126,522	265,504
Net Assets:
Beginning of period	$1,216,800	$480,884	$1,480,654	$ 57,977	$518,849	$743,826	$337,821	$1,747,238
End of period	$1,657,808	$606,987	$2,498,284	$200,704	$676,727	$663,089	$464,343	$2,012,742
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$ 5,563	$ 3,458	$ –	$ 2,926	$ –	$ 12,623	$ 8,479	$ 2,661
Capital gain distribution	2,344	–	95,120	–	209,405	5,333	–	12,323
Net realized gain (loss) on investments	(1,593)	–	46,370	38	55,552	374	1,465	(1,532)
Net change in unrealized appreciation (depreciation) on investments	(12,647)	–	585,366	22,441	350,577	11,284	49,255	81,510
Mortality and expense risk charge (Note 3)	(2,215)	(12,598)	(18,904)	(1,986)	(11,527)	(4,602)	(4,271)	(5,157)
Net increase (decrease) in net assets resulting from operations	-8,548	-9,140	707,952	23,419	604,007	25,012	54,928	89,805
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	40,938	98,069	401,743	39,977	202,856	139,495	86,972	99,031
Net transfer from (to) fixed accumulation account	587	(27,697)	(95,851)	(1,176)	14,047	(4,204)	(929)	(6,974)
Transfer between funds	(1,944)	369,362	87,986	(531)	49,072	(3,465)	6,526	3,699
Payments to contract owners	(2,331)	(192,474)	(26,464)	(1,359)	(119,335)	(1,601)	(3,508)	(12,193)
Annual maintenance charge (Note 3)	–	(386)	(3,200)	–	(450)	(800)	(950)	(25)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	37,250	246,874	364,214	36,911	146,190	129,425	88,111	83,538
TOTAL INCREASE (DECREASE) IN NET ASSETS	28,702	237,734	1,072,166	60,330	750,197	154,437	143,039	173,343
Net Assets:
Beginning of period	$256,024	$1,363,565	$1,787,960	$196,133	$1,065,420	$470,745	$478,849	$583,518
End of period	$284,726	$1,601,299	$2,860,126	$256,463	$1,815,617	$625,182	$621,888	$756,861
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD CASH RESERVES FUND INVESTOR	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$ 4,658	$ 188,853	$ 19	$ 19,619	$ 15,478	$ 12,469	$ 43,149	$ 454
Capital gain distribution	1,520	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(41)	191,392	–	(1,157)	399	3,171	25,703	–
Net change in unrealized appreciation (depreciation) on investments	7,106	1,655,752	–	95,460	69,408	84,145	974,600	–
Mortality and expense risk charge (Note 3)	(1,339)	(94,345)	(34)	(7,150)	(5,598)	(4,839)	(26,339)	(978)
Net increase (decrease) in net assets resulting from operations	11,904	1,941,652	-15	106,772	79,687	94,946	1,017,113	-524
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	20,571	1,699,305	–	169,760	115,814	116,396	565,884	19,077
Net transfer from (to) fixed accumulation account	290	18,776	–	12,660	(2,207)	(4,421)	5,481	(71,231)
Transfer between funds	87,026	(36,497)	–	17,864	753	(1,682)	68,697	115,294
Payments to contract owners	–	(128,997)	–	(4,860)	(8,133)	(8,586)	(31,028)	(40,180)
Annual maintenance charge (Note 3)	(50)	(10,150)	–	–	(50)	–	(200)	–
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	107,837	1,542,437	–	195,424	106,177	101,707	608,834	22,960
TOTAL INCREASE (DECREASE) IN NET ASSETS	119,741	3,484,089	(15)	302,196	185,864	196,653	1,625,947	22,436
Net Assets:
Beginning of period	$102,240	$ 9,644,181	$3,722	$ 749,781	$626,475	$511,684	$2,592,633	$ 95,679
End of period	$221,981	$13,128,270	$3,707	$1,051,977	$812,339	$708,337	$4,218,580	$118,115
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SHORT-TERM INFLATION - PROTECTED SECURITIES INDEX FUND	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD STAR FUND	VANGUARD TARGET RETIREMENT 2015 FUND	VANGUARD TARGET RETIREMENT 2025 FUND
OPERATIONS
Investment Income	$ 20,688	$ 14,357	$ 28,199	$ 3,097	$ 26,316	$ 48,380	$ 17,496	$ 174,899
Capital gain distribution	–	–	–	–	–	181,738	53,522	285,680
Net realized gain (loss) on investments	(497)	(209)	(10,470)	119	12,673	20,026	2,959	46,433
Net change in unrealized appreciation (depreciation) on investments	5,291	2,909	(57,944)	8,882	398,525	387,153	34,735	777,894
Mortality and expense risk charge (Note 3)	(3,756)	(2,574)	(6,000)	(2,241)	(15,899)	(26,542)	(8,898)	(78,317)
Net increase (decrease) in net assets resulting from operations	21,726	14,483	-46,215	9,857	421,615	610,755	99,814	1,206,589
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	66,688	40,486	143,603	29,048	468,012	297,998	102,353	1,563,023
Net transfer from (to) fixed accumulation account	25,530	(5,295)	3,048	(599)	(20,313)	(81,198)	(25,736)	(74,731)
Transfer between funds	(5,485)	(3)	(8,433)	853	(9,892)	5,553	28,985	118,859
Payments to contract owners	(2,019)	(8,109)	(72,613)	(5,010)	(30,927)	(55,043)	(56,464)	(137,992)
Annual maintenance charge (Note 3)	(25)	–	(25)	(25)	(150)	(2,100)	(675)	(5,029)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	84,689	27,079	65,580	24,267	406,730	165,210	48,463	1,464,130
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,415	41,562	19,365	34,124	828,345	775,965	148,277	2,670,719
Net Assets:
Beginning of period	$396,081	$287,950	$746,102	$232,072	$1,646,527	$2,886,242	$1,022,742	$ 8,381,217
End of period	$502,496	$329,512	$765,467	$266,196	$2,474,872	$3,662,207	$1,171,019	$11,051,936
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2065 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF GLOBAL BOND INDEX	WELLS FARGO VT ADVANTAGE DISCOVERY FUND
OPERATIONS
Investment Income	$ 262,511	$ 159,376	898	938	$ 2,936	$ 40,041	$ 2,595	$ –
Capital gain distribution	141,712	29,202	120	91	3,457	3,330	631	740,155
Net realized gain (loss) on investments	176,079	93,903	20	13	133	4,361	741	221,250
Net change in unrealized appreciation (depreciation) on investments	1,594,519	1,201,138	3,577	1,546	10,356	78,147	8,231	3,691,290
Mortality and expense risk charge (Note 3)	(116,194)	(68,083)	(101)	(56)	(1,377)	(15,817)	(2,278)	(74,566)
Net increase (decrease) in net assets resulting from operations	2,058,627	1,415,536	4,514	2,532	15,505	110,062	9,920	4,578,129
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,806,635	2,086,142	56,041	17,193	5,587	332,187	163,564	987,248
Net transfer from (to) fixed accumulation account	(108,650)	(25,502)	177	8	7	42,403	6,765	(433,655)
Transfer between funds	(203,113)	(129,346)	2,218	45,818	32,416	110,200	157,733	5,134
Payments to contract owners	(335,655)	(139,296)	–	–	–	(36,152)	(9,732)	(333,359)
Annual maintenance charge (Note 3)	(11,475)	(15,084)	–	–	(125)	(1,475)	(100)	(3,484)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,147,742	1,776,914	58,436	63,019	37,885	447,163	318,230	221,884
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,206,369	3,192,450	62,950	65,551	53,390	557,225	328,150	4,800,013
Net Assets:
Beginning of period	$12,387,094	$ 6,950,367	$ –	$ –	$145,896	$1,504,262	$112,217	$ 7,258,537
End of period	$16,593,463	$10,142,817	$62,950	$65,551	$199,286	$2,061,487	$440,367	$12,058,550
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2020
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$ 339,415
Capital gain distribution	358,652
Net realized gain (loss) on investments	71,945
Net change in unrealized appreciation (depreciation) on investments	1,311,173
Mortality and expense risk charge (Note 3)	(159,976)
Net increase (decrease) in net assets resulting from operations	1,921,209
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,181,815
Net transfer from (to) fixed accumulation account	(440,688)
Transfer between funds	(229,004)
Payments to contract owners	(1,225,487)
Annual maintenance charge (Note 3)	(12,425)
Surrender charges (Note 3)	–
Mortality guarantee adjustment	–
Net increase (decrease) in net assets resulting from contract owners; transactions	-725,789
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,195,420
Net Assets:
Beginning of period	$18,556,406
End of period	$19,751,826
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2021 and December 31, 2020
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Qualified Group Annuity Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established January 02, 2008 by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of:
ALLSPRING VT DISCOVERY FUND
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES
VANGUARD CASH RESERVE FUND INVESTOR SHARES
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD STAR FUND
VANGUARD TARGET RETIREMENT 2015 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2065 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF GLOBAL BOND INDEX
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2021, two funds were added to the Qualified Group Annuity Separate Account: Fidelity VIP Investment Grade Bond Portfolio Initial Class and MFS VIT New Discovery Series Initial Class. Effective May 1, 2021, American Funds IS Blue Chip Income and Growth Fund renamed the fund American Funds IS Washington Mutual Fund. Effective October 11, 2021, Wells Fargo VT Discovery Fund renamed the fund Allspring VT Discovery Fund.
Effective May 1, 2020, four funds were added to the Qualified Group Annuity Separate Account: Fidelity VIP Freedom 2055 Portfolio Service Class 2, Fidelity VIP Freedom 2065 Portfolio Service Class 2, Vanguard Target Retirement 2055 Fund and Vanguard Target Retirement 2065 Fund.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2021, there were no transfers out of Level 1 securities.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the sub-accounts for the life of the Certificate as a direct reduction to unit value ranging from .75% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.
An annual certificate maintenance charge of $36 is deducted from each contract unless the contract value equals or exceeds $50,000 to reimburse HMLIC for expenses incurred in administering the certificate. The certificate maintenance charge is assessed on the certificate anniversary date through a reduction of units. This charge may be reduced or eliminated on certain certificates based on the plan selected by the employer. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-accounts containing the greatest dollar amount or from the fixed portion of the certificate when none of the variable sub-accounts(s) have any value. Charges for the annual maintenance charge cease on the maturity date. A proportionate amount of the annual maintenance fee will be charged upon the surrender of a Certificate. The annual maintenance fee ceases when Annuity payments begin. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $50,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In certain circumstances in the event of a contract being surrendered or withdrawn from the sub-accounts, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-accounts.
HMLIC contributed $5,544 and $2,615 in the form of bonus credits to the contract owner accounts for the years ended December 31, 2021 and 2020, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2021 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALLSPRING VT DISCOVERY FUND	2336712.54	821654
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	38,975	794
AMERICAN FUNDS IS GROWTH FUND CLASS 4	4,299,986	1,039,990
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	605,237	245,974
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	911,650	217,543
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,558,361	1,096,418
BLACKROCK HIGH YIELD V.I. FUND CLASS III	317,776	155,716
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	2,628,393	2,093,592
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	3,543,314	1,972,048
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	377,197	38,666
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	468,457	91,837
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,223,030	125,596
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	2,490,897	286,465
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	1,483,422	123,295
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	70,696	746
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	41,631	2,616
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	110,571	262,328
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	169,745	47,895
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	704,677	432,012
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	532,850	293,255
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,400,677	1,013,830
FIDELITY VIP INDEX 500 PORTFOLIO SC2	9,068,151	4,841,849
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	7,227	16
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	2,044,270	741,091
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,799,441	599,228
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	935,677	815,573
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	377,036	175,967
JPMORGAN SMALL CAP VALUE FUND CLASS A	345,631	110,036
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	867,767	109,941
MFS VIT II INTERNATIONAL GROWTH SC	223,736	9,690
MFS VIT MID CAP VALUE PORTFOLIO SC	234,480	58,929
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	31,677	98
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	71,185	226,553
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	115,602	25,572
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	556,288	117,263
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	77,210	35,189
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	196,698	401,953
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	1,143,256	223,131
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	27,797	22,349
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	598,531	111,262
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	123,598.65	71,989
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	134,531	50,974
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	217,469	58,015
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	21,651	112,607
VANGUARD 500 INDEX FUND ADMIRAL SHARES	2,207,355	750,624
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	268,173	106,816
VANGUARD DEVELOPED MARKETS INDEX FUND	154,660	22,743
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	182,406	32,153
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	728,439	204,901
VANGUARD FEDERAL MONEY MARKET FUND	42,281	11,173
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	91,200	51,412
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	52,619	9,583
VANGUARD CASH RESERVE FUND INVESTOR SHARES	–	34
VANGUARD REIT INDEX FUND ADMIRAL SHARES	177,246	66,073
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	44,824	12,356
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	486,905	79,754
VANGUARD STAR FUND	581,050	992,761

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
	Purchases	Sales
VANGUARD TARGET RETIREMENT 2015 FUND	238,509	357,879
VANGUARD TARGET RETIREMENT 2025 FUND	3,507,921	988,373
VANGUARD TARGET RETIREMENT 2035 FUND	6,154,317	683,813
VANGUARD TARGET RETIREMENT 2045 FUND	4,175,816	386,275
VANGUARD TARGET RETIREMENT 2055 FUND	349,809	31,767
VANGUARD TARGET RETIREMENT 2065 FUND	107,912	1,991
VANGUARD TARGET RETIREMENT INCOME FUND	20,586	12,989
VANGUARD TOTAL BOND MARKET INDEX FUND	435,128	113,890
VANGUARD VIF GLOBAL BOND INDEX	273,036	75,796
WILSHIRE VIT GLOBAL ALLOCATION FUND	2,782,460	1,562,071

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
ALLSPRING VT DISCOVERY FUND	124,665	14,936	(6,303)	(4,911)	128,387	11,946	(1,339)	(8,114)	130,880
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	587	1,011	(5)	(4)	1,589	2,839	64	(36)	4,457
AMERICAN FUNDS IS GROWTH FUND CLASS 4	43,230	9,024	(2,037)	(1,590)	48,627	7,469	(69)	(3,052)	52,975
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	119,170	15,776	(4,257)	(4,334)	126,355	14,532	11,814	(8,484)	144,216
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	85,208	15,071	(1,956)	(4,240)	94,084	12,863	3,818	(5,322)	105,443
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	276,261	51,919	16,303	(8,930)	335,554	48,142	(10,835)	(27,175)	345,686
BLACKROCK HIGH YIELD V.I. FUND CLASS III	41,932	8,631	8,145	(1,315)	57,393	15,101	580	(1,081)	71,993
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	360,426	62,141	(7,281)	(13,194)	402,092	37,184	(15,902)	(25,567)	397,806
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	104,058	14,340	(5,205)	(5,803)	107,390	10,717	(2,217)	(6,355)	109,534
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,229	3,202	2,101	(218)	7,313	5,597	117	(197)	12,829
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	29,411	5,521	2,320	(804)	36,447	3,547	15,301	(1,008)	54,287
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	144,980	49,810	(3,459)	(4,518)	186,813	42,047	4,496	(3,986)	229,370
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	154,692	50,521	391	(4,437)	201,167	56,388	(246)	(4,903)	252,406
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	121,685	42,242	(2,859)	(2,557)	158,511	34,231	(631)	(1,899)	190,212
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	–	3,424	112	–	3,536	4,432	108	(27)	8,048
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	–	246	272	–	518	2,660	(66)	(10)	3,102
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	50,625	11,228	2,619	(3,882)	60,589	6,446	(5,452)	(13,146)	48,437
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	57,109	13,919	(463)	(746)	69,820	7,214	301	(2,452)	74,883
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	314,176	39,348	(11,770)	(15,557)	326,197	29,703	(8,606)	(13,377)	333,917
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	262,763	26,020	(6,761)	(11,002)	271,019	19,978	(2,158)	(13,350)	275,489
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	248,244	50,274	(12,438)	(3,660)	282,419	48,833	(18,793)	(26,206)	286,253

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
FIDELITY VIP INDEX 500 PORTFOLIO SC2	139,509	16,094	(5,638)	(6,875)	143,089	12,559	(2,158)	(8,807)	144,684
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	–	–	–	–	–	133	375	–	508
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	231,390	39,856	11,680	(12,421)	270,506	67,763	5,076	(19,185)	324,161
FIDELITY VIP OVERSEAS PORTFOLIO SC2	314,999	32,225	(12,998)	(9,561)	324,665	24,848	(4,984)	(15,607)	328,923
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	197,127	27,729	2,923	(7,749)	220,030	24,580	(4,981)	(14,926)	224,703
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	27,970	4,895	(892)	(1,276)	30,697	4,019	(2,533)	(847)	31,336
JPMORGAN SMALL CAP VALUE FUND CLASS A	15,041	4,416	(419)	(926)	18,112	3,799	(163)	(1,193)	20,555
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	36,566	4,898	(3,772)	(1,631)	36,060	3,088	(1,066)	(827)	37,255
MFS VIT II INTERNATIONAL GROWTH SC	3,624	5,302	2,158	(127)	10,958	6,609	3,987	(206)	21,348
MFS VIT MID CAP VALUE PORTFOLIO SC	37,550	10,734	2,085	(2,719)	47,650	9,641	2,388	(2,415)	57,264
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	–	–	–	–	–	659	344	–	1,002
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	32,980	2,671	(2,511)	(1,781)	* 31,359	2,386	(1,925)	(5,531)	26,289
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	7,181	1,778	(397)	(99)	8,463	1,366	(99)	(377)	9,353
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	33,875	7,257	(1,725)	(536)	38,872	4,845	242	(1,274)	42,685
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	10,197	1,869	(49)	(107)	11,910	1,561	(203)	(804)	12,464
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,428,820	102,696	357,801	(202,464)	1,686,854	93,832	(175,046)	(120,785)	1,484,855
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	16,875	3,426	(170)	(241)	19,890	2,864	1,900	(1,548)	23,107
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	20,311	4,044	(182)	(135)	24,038	2,288	(382)	(1,761)	24,183
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	10,049	1,610	354	(1,056)	10,957	1,076	348	(623)	11,758
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	42,893	12,379	(693)	(218)	54,361	9,201	(1,300)	(4,456)	57,806

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	38,270	7,657	364	(380)	45,911	6,722	1,232	(3,719)	50,145
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	7,599	1,473	(55)	(176)	8,842	1,377	(117)	(384)	9,718
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	6,440	1,339	5,524	(3)	13,300	909	(6,343)	(564)	7,301
VANGUARD 500 INDEX FUND ADMIRAL SHARES	36,553	6,517	(149)	(500)	42,421	5,020	(101)	(2,394)	44,946
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	49,739	12,433	2,039	(349)	63,862	12,246	(103)	(5,521)	70,484
VANGUARD DEVELOPED MARKETS INDEX FUND	43,877	8,895	(105)	(599)	52,067	7,176	(340)	(618)	58,285
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	12,656	3,073	(171)	(218)	15,341	3,077	120	(543)	17,994
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	30,375	6,964	726	(351)	37,714	4,844	95	(1,846)	40,807
VANGUARD FEDERAL MONEY MARKET FUND	93,929	18,739	43,246	(39,489)	116,425	20,384	15,547	(3,934)	148,422
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	58,726	10,039	2,879	(309)	71,336	8,397	250	(5,479)	74,504
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	35,927	5,144	(658)	(1,016)	39,397	4,361	(172)	(456)	43,131
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	–	–	–	3,709	–	–	–	3,709
VANGUARD REIT INDEX FUND ADMIRAL SHARES	17,039	3,714	(336)	(1,924)	18,493	2,883	(496)	(756)	20,124
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	9,244	1,136	10	(201)	10,189	1,014	158	(388)	10,973
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	22,125	6,923	(459)	(429)	28,161	4,025	216	(639)	31,763
VANGUARD STAR FUND	79,795	8,162	(2,295)	(1,551)	84,111	7,278	(65)	(25,688)	65,635
VANGUARD TARGET RETIREMENT 2015 FUND	50,736	5,105	76	(2,806)	53,112	3,294	2,136	(16,935)	41,606
VANGUARD TARGET RETIREMENT 2025 FUND	365,506	68,768	1,092	(6,266)	429,100	54,846	(8,717)	(28,573)	446,656

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units outstanding at 01/01/2020	Consideration Received 2020	Net Transfers 2020	Payments to Contract Owners 2020	Units Outstanding at 12/31/2020	Consideration Received 2021	Net Transfers 2021	Payments to Contract Owners 2021	Units Outstanding at 12/31/2021
VANGUARD TARGET RETIREMENT 2035 FUND	481,928	110,912	(12,208)	(13,327)	567,306	77,616	(1,980)	(12,700)	630,242
VANGUARD TARGET RETIREMENT 2045 FUND	252,079	78,465	(5,321)	(6,114)	319,108	61,618	(128)	(6,343)	374,255
VANGUARD TARGET RETIREMENT 2055 FUND	–	1,207	52	–	1,259	5,458	(329)	(124)	6,265
VANGUARD TARGET RETIREMENT 2065 FUND	–	653	1,705	–	2,358	3,407	27	(56)	5,736
VANGUARD TARGET RETIREMENT INCOME FUND	8,953	339	1,926	(7)	11,211	248	(545)	(173)	10,740
VANGUARD TOTAL BOND MARKET INDEX FUND	120,781	25,438	11,674	(2,860)	155,034	23,446	4,644	(5,796)	177,327
VANGUARD VIF GLOBAL BOND INDEX	5,268	7,337	7,389	(439)	19,555	7,000	2,232	(705)	28,082
WILSHIRE VIT GLOBAL ALLOCATION FUND	574,424	38,063	(22,554)	(38,876)	551,057	32,764	(6,637)	(35,567)	541,617

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALLSPRING VT DISCOVERY FUND	130,880	82.61 to 90.09	11,568,161	0.75% to 1.25%	0.00%	(6.30%) to (5.75%)
AMERICAN FUNDS IS CAPITAL WORLD BOND FUND 1	4,457	12.69 to 12.80	56,640	0.85% to 1.25%	2.45%	(5.65%) to (5.33%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	52,975	277.35 to 285.90	15,020,475	0.75% to 1.25%	0.06%	20.18% to 20.78
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	144,216	18.15 to 19.11	2,695,915	0.75% to 1.25%	1.35%	10.60% to 11.71%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	105,443	39.21 to 40.51	4,229,818	0.75% to 1.25%	0.69%	3.32% to 3.85%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	345,686	28.70 to 30.15	9,984,873	0.75% to 1.25%	1.31%	26.32% to 26.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	71,993	8.71 to 9.26	659,300	0.75% to 1.25%	3.97%	3.32% to 4.51%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	397,806	50.22 to 54.57	21,416,785	0.75% to 1.25%	0.70%	24.58% to 25.22%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	109,534	208.80 to 223.59	23,932,761	0.75% to 1.25%	0.88%	22.64% to 23.25%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	12,829	47.53 to 48.22	613,069	0.75% to 1.25%	0.00%	10.59% to 12.09%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	54,287	19.30 to 19.89	1,049,964	0.75% to 1.25%	1.03%	5.60% to 6.99%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	229,370	22.04 to 22.73	5,069,236	0.75% to 1.25%	0.94%	8.50% to 10.13%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	252,406	37.20 to 37.96	9,418,067	0.75% to 1.25%	0.89%	13.62% to 14.29%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	190,212	36.44 to 37.23	6,960,306	0.75% to 1.25%	0.77%	15.55% to 16.68%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	8,048	14.98 to 15.13	121,594	0.75% to 1.25%	1.45%	15.59% to 16.68%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,102	14.93 to 15.08	46,705	0.75% to 1.25%	1.79%	15.47% to 16.59%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	48,437	13.68 to 14.12	675,941	0.75% to 1.25%	0.82%	2.09% to 2.77%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	74,883	18.24 to 18.91	1,398,401	0.75% to 1.25%	1.00%	8.25% to 9.05%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	333,917	18.26 to 18.89	6,234,112	0.75% to 1.25%	0.97%	10.80% to 11.38%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	275,489	20.99 to 21.73	5,917,400	0.75% to 1.25%	0.91%	12.91% to 13.59%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	286,253	22.80 to 23.44	6,646,172	0.75% to 1.25%	0.83%	16.15% to 16.79%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	144,684	580.38 to 608.72	87,102,029	0.75% to 1.25%	1.06%	26.68% to 27.31%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	508	13.74 to 13.75	6,975	0.75% to 1.25%	0.00%	0.93% to 1.02%[1]
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	324,161	18.07 to 19.51	6,278,388	0.75% to 1.25%	1.90%	(2.69%) to (1.62%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	328,923	35.03 to 39.67	12,231,365	0.75% to 1.25%	0.34%	17.92% to 18.52%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	224,703	30.27 to 31.03	6,915,489	0.75% to 1.25%	0.97%	36.97% to 37.61%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	31,336	67.45 to 70.25	2,168,332	0.75% to 1.25%	0.73%	27.82% to 28.38%
JPMORGAN SMALL CAP VALUE FUND CLASS A	20,555	43.81 to 45.00	903,199	0.75% to 1.25%	0.36%	29.99% to 31.66%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	37,255	65.56 to 67.48	2,488,035	0.75% to 1.25%	0.00%	(3.83%) to (3.48%)
MFS VIT II INTERNATIONAL GROWTH SC	21,348	19.74 to 19.97	422,422	0.75% to 1.25%	0.39%	7.93% to 8.53%
MFS VIT MID CAP VALUE PORTFOLIO SC	57,264	18.17 to 18.80	1,052,829	0.75% to 1.25%	0.77%	28.32% to 29.67%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,002	27.29 to 27.35	27,360	0.85% to 1.25%	0.00%	(2.84%) to (2.65%)[1]
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	26,289	19.06 to 20.63	523,298	0.75% to 1.25%	0.00%	(6.15%) to (5.45%)
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	9,353	48.49 to 49.02	455,280	0.85% to 1.25%	0.66%	(12.02%) to (11.23%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	42,685	63.17 to 64.56	2,752,482	0.85% to 1.25%	1.82%	23.77% to 24.63%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	12,464	30.35 to 31.61	380,239	0.85% to 1.25%	1.82%	27.63% to 28.08%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,484,855	0.90 to 0.96	1,396,043	0.75% to 1.25%	0.01%	(1.10%) to (1.05%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	23,107	164.69 to 171.44	3,953,192	0.85% to 1.25%	0.00%	18.70% to 19.02%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	24,183	9.78 to 10.10	237,182	0.85% to 1.25%	1.28%	(8.35%) to (7.91%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	11,758	174.00 to 180.99	2,118,227	0.85% to 1.25%	0.00%	8.32% to 8.79%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	57,806	11.32 to 12.12	655,160	0.85% to 1.25%	1.57%	(1.56%) to (1.38%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	50,145	15.01 to 15.20	755,576	0.85% to 1.25%	2.01%	10.14% to 11.34%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	9,718	102.96 to 106.87	1,034,808	0.85% to 1.25%	0.36%	23.81% to 24.48%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	7,301	16.95 to 17.90	123,874	0.85% to 1.25%	2.04%	1.62% to 2.29%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	44,946	382.25 to 395.09	17,737,587	0.85% to 1.25%	1.40%	26.99% to 27.58%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	70,484	17.61 to 18.24	1,282,037	0.85% to 1.25%	3.32%	9.78% to 10.48%
VANGUARD DEVELOPED MARKETS INDEX FUND	58,285	16.21 to 17.34	1,004,384	0.85% to 1.25%	3.30%	9.98% to 10.52%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	17,994	44.94 to 47.05	830,363	0.85% to 1.25%	2.63%	(0.77%) to (0.11%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	40,807	118.53 to 125.78	5,085,773	0.85% to 1.25%	1.20%	11.12% to 11.51%
VANGUARD FEDERAL MONEY MARKET FUND	148,422	0.98 to 1.01	149,224	0.85% to 1.25%	0.01%	(1.01%) to (0.98%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	74,504	7.00 to 7.26	539,830	0.85% to 1.25%	4.27%	2.01% to 3.40%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	43,131	8.32 to 8.94	370,633	0.85% to 1.25%	4.11%	2.02% to 3.35%
VANGUARD CASH RESERVE FUND INVESTOR SHARES	3,709	0.94 to 1.00	3,674	0.85% to 1.25%	0.00%	(1.00%) to 0.00%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	20,124	54.60 to 57.92	1,159,332	0.85% to 1.25%	2.96%	37.84% to 39.21%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	10,973	27.10 to 27.74	299,009	0.85% to 1.25%	4.75%	4.26% to 4.62%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	31,763	97.63 to 103.81	3,256,280	0.85% to 1.25%	1.35%	16.47% to 16.75%
VANGUARD STAR FUND	65,635	46.72 to 47.35	3,106,473	0.85% to 1.25%	1.28%	7.99% to 8.73%
VANGUARD TARGET RETIREMENT 2015 FUND	41,606	23.11 to 23.15	962,087	0.85% to 1.25%	2.04%	3.83% to 4.88%
VANGUARD TARGET RETIREMENT 2025 FUND	446,656	27.76 to 28.05	12,522,275	0.85% to 1.25%	1.98%	7.99% to 8.86%
VANGUARD TARGET RETIREMENT 2035 FUND	630,242	31.87 to 32.80	20,646,360	0.85% to 1.25%	2.17%	11.20% to 12.01%
VANGUARD TARGET RETIREMENT 2045 FUND	374,255	35.66 to 36.67	13,696,107	0.85% to 1.25%	2.21%	14.48% to15.18%
VANGUARD TARGET RETIREMENT 2055 FUND	6,265	57.16 to 57.70	361,464	0.85% to 1.25%	3.24%	14.46% to 15.47%
VANGUARD TARGET RETIREMENT 2065 FUND	5,736	31.80 to 32.13	184,027	0.85% to 1.25%	2.44%	15.44% to15.64%
VANGUARD TARGET RETIREMENT INCOME FUND	10,740	18.55 to 18.81	199,242	0.85% to 1.25%	2.46%	3.58% to 4.33%
VANGUARD TOTAL BOND MARKET INDEX FUND	177,327	12.32 to 13.02	2,297,862	0.85% to 1.25%	1.86%	(3.20%) to (1.60%)
VANGUARD VIF GLOBAL BOND INDEX	28,082	21.88 to 22.12	615,426	0.75% to 1.25%	1.46%	(2.76%) to (2.30%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	541,617	37.49 to 40.72	21,511,153	0.75% to 1.25%	1.19%	10.46% to 11.01%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2020 to December 31, 2021.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS GLOBAL BOND 1	1,589	13.45 to 13.52	21,384	0.85% to 1.25%	1.87%	9.17% to 9.65%
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	335,554	22.72 to 23.79	7,667,261	0.75% to 1.25%	1.55%	7.42% to 7.94%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	48,627	230.77 to 236.71	11,434,204	0.75% to 1.25%	0.18%	49.82% to 50.59%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	126,355	16.41 to 17.26	2,118,708	0.75% to 1.25%	1.50%	3.93% to 5.24%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	94,084	37.95 to 39.01	3,638,839	0.75% to 1.25%	0.03%	21.75% to 22.40%
BLACKROCK HIGH YIELD VI FUND CLASS III	57,393	8.43 to 8.87	504,039	0.75% to 1.25%	4.25%	4.98% to 6.24%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	402,092	40.31 to 43.58	17,303,709	0.75% to 1.25%	0.84%	9.24% to 9.80%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	107,390	170.25 to 181.41	19,054,708	0.75% to 1.25%	1.09%	11.68% to12.24%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	7,313	42.74 to 43.02	313,187	0.75% to 1.25%	0.00%	41.90% to 42.54%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	36,447	18.14 to 18.59	662,981	0.75% to 1.25%	1.12%	12.53% to 13.08%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	186,813	20.13 to 20.64	3,769,386	0.75% to 1.25%	1.04%	14.57% to 15.11%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	201,167	32.60 to 33.41	6,577,866	0.75% to 1.25%	0.90%	16.48% to 17.43%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	158,511	31.30 to 32.12	4,979,318	0.75% to 1.25%	0.79%	17.85% to 18.48%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	3,536	12.95 to 13.01	45,859	0.75% to 1.25%	1.63%	35.89% to 36.52%[1]
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	518	12.90 to 12.97	6,697	0.75% to 1.25%	-%	35.79% to 36.53%[1]
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	60,589	13.40 to 13.74	824,923	0.75% to 1.25%	1.02%	6.60% to 7.26%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	69,820	16.85 to 17.34	1,197,177	0.75% to 1.25%	1.01%	12.28% to 13.04%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	326,197	16.47 to 16.96	5,477,756	0.75% to 1.25%	0.88%	13.48% to14.06%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	271,019	18.59 to 19.13	5,132,481	0.75% to 1.25%	0.75%	14.26% to 15.03%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	282,419	19.62 to 20.07	5,622,501	0.75% to 1.25%	0.64%	15.68% to16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	143,089	458.16 to 478.15	67,741,266	0.75% to 1.25%	1.46%	16.48% to 17.06%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	270,506	18.57 to 19.87	5,330,851	0.75% to 1.25%	2.12%	7.09% to 8.36%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	324,664	29.65 to 33.54	10,200,431	0.75% to 1.25%	0.21%	13.90% to 14.47%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	220,030	22.10 to 22.55	4,926,693	0.75% to 1.25%	1.87%	(7.96%) to (7.51%)
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	30,696	52.77 to 54.72	1,657,808	0.75% to 1.25%	0.69%	23.53% to 24.34%
JPMORGAN SMALL CAP VALUE FUND CLASS A	18,111	33.43 to 34.18	606,987	0.75% to 1.25%	0.65%	4.76% to 5.27%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	36,060	68.17 to 69.91	2,498,284	0.75% to 1.25%	0.00%	70.34% to 71.31%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	10,958	18.29 to 18.40	200,704	0.75% to 1.25%	1.16%	14.46% to 14.86%
MFS VIT MID CAP VALUE PORTFOLIO SC	47,650	14.13 to 14.50	676,727	0.85% to 1.25%	0.89%	2.69% to 3.21%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	31,359	20.31 to 21.82	663,089	0.85% to 1.25%	8.31%	(6.53%) to (5.79%)
T. ROWE PRICE EMERGING MARKETS STOCK FUND- INVESTOR CLASS	8,463	54.68 to 55.72	464,343	0.85% to 1.25%	0.44%	16.49% to 16.74%
T. ROWE PRICE EQUITY INCOME FUND - INVESTOR CLASS	38,872	51.04 to 51.80	2,012,742	0.75% to 1.25%	2.18%	0.04% to 0.45%
T. ROWE PRICE GLOBAL REAL ESTATE FUND - INVESTOR CLASS	11,910	23.78 to 24.68	284,726	0.85% to 1.25%	2.06%	(4.84%) to (4.38%)
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,686,854	0.91 to 0.96	1,601,299	0.85% to 1.25%	0.23%	(1.09%) to (1.03%)
T. ROWE PRICE GROWTH STOCK FUND - INVESTOR CLASS	19,890	138.74 to 144.04	2,860,126	0.85% to 1.25%	0.00%	35.22% to 35.77%
T. ROWE PRICE INTERNATIONAL BOND FUND- INVESTOR CLASS	24,039	10.64 to 11.02	256,463	0.85% to 1.25%	1.29%	10.48% to 10.53%
T. ROWE PRICE NEW HORIZONS FUND - INVESTOR CLASS	10,957	160.64 to 166.37	1,815,617	0.85% to 1.25%	0.00%	55.87% to 56.41%
T. ROWE PRICE NEW INCOME FUND- INVESTOR CLASS	54,361	11.48 to 12.29	625,182	0.85% to 1.25%	2.30%	4.72% to 5.77%
T. ROWE PRICE OVERSEAS STOCK FUND - INVESTOR CLASS	45,911	13.50 to 13.80	621,888	0.85% to 1.25%	1.54%	8.17% to 8.58%
T. ROWE PRICE SMALL-CAP VALUE FUND - INVESTOR CLASS	8,842	83.16 to 85.85	756,861	0.85% to 1.25%	0.40%	10.89% to 11.54%
T. ROWE PRICE SPECTRUM INCOME FUND - INVESTOR CLASS	13,300	16.68 to 17.50	221,981	0.85% to 1.25%	2.87%	5.10% to 5.74%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	42,421	301.00 to 309.98	13,128,270	0.85% to 1.25%	1.66%	17.13% to 17.36%
VANGUARD CASH RESERVES FEDERAL MONEY MARKET FUND INVESTOR SHARES	3,709	0.94 to 1.00	3,707	0.85% to 1.25%	0.51%	(1.05%) to (0.99%)

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	63,863	15.94 to 16.51	1,051,977	0.85% to 1.25%	2.18%	8.51% to 9.34%
VANGUARD DEVELOPED MARKETS INDEX FUND	52,067	14.67 to 15.69	812,339	0.85% to 1.25%	2.15%	8.74% to 9.34%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	15,340	45.29 to 47.37	708,337	0.85% to 1.25%	2.04%	13.48% to 14.26%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	37,714	106.67 to 112.80	4,218,580	0.85% to 1.25%	1.27%	30.58% to 31.09%
VANGUARD FEDERAL MONEY MARKET FUND	116,425	0.99 to 1.02	118,115	0.85% to 1.25%	0.42%	(1.00%) to (0.98%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	71,336	6.77 to 7.06	502,496	0.85% to 1.25%	4.60%	3.71% to 4.59%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	39,397	8.05 to 8.71	329,512	0.85% to 1.25%	4.65%	3.83% to 4.68%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	18,493	39.61 to 41.64	765,467	0.85% to 1.25%	3.73%	(5.97%) to (5.46%)
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	10,189	25.99 to 26.51	266,196	0.85% to 1.25%	1.24%	3.96% to 4.33%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	28,161	83.82 to 88.92	2,474,872	0.85% to 1.25%	1.28%	17.53% to 18.09%
VANGUARD STAR FUND	84,111	43.26 to 43.59	3,662,207	0.85% to 1.25%	1.48%	19.37% to20.39%
VANGUARD TARGET RETIREMENT 2015 FUND	53,112	22.04 to 22.26	1,171,019	0.85% to 1.25%	1.60%	8.90% to 9.38%
VANGUARD TARGET RETIREMENT 2025 FUND	429,100	25.68 to 25.77	11,051,936	0.85% to 1.25%	1.80%	11.49% to 12.34%
VANGUARD TARGET RETIREMENT 2035 FUND	567,306	28.66 to 29.28	16,593,463	0.85% to 1.25%	1.81%	12.88% to 13.80%
VANGUARD TARGET RETIREMENT 2045 FUND	319,108	31.15 to 31.84	10,142,817	0.85% to 1.25%	1.86%	14.40% to 15.32%
VANGUARD TARGET RETIREMENT 2055 FUND	1,259	49.94 to 50.02	62,950	0.75% to 1.25%	6.91%	34.07% to 34.28%[1]
VANGUARD TARGET RETIREMENT 2065 FUND	2,358	27.78 to 27.82	65,551	0.75% to 1.25%	15.18%	34.07% to 34.27%[1]
VANGUARD TARGET RETIREMENT INCOME FUND	11,211	17.78 to 18.16	199,286	0.75% to 1.25%	1.70%	8.90% to 9.53%
VANGUARD TOTAL BOND MARKET INDEX FUND	155,033	12.52 to 13.45	2,061,487	0.75% to 1.25%	2.25%	5.82% to 6.92%
VANGUARD VIF GLOBAL BOND INDEX	19,555	22.50 to 22.64	440,367	0.75% to 1.25%	0.94%	5.68% to 6.14%
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	128,387	88.16 to 95.59	12,058,550	0.75% to 1.25%	0.00%	60.76% to 61.44%
WILSHIRE VIT GLOBAL ALLOCATION FUND	551,057	33.94 to 36.68	19,751,826	0.75% to 1.25%	1.77%	10.52% to 11.08%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2020 and the return is for the period May 1, 2020 to December 31, 2020.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2019
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS GLOBAL BOND 1	587	12.32 to 12.33	7,230	0.85% to 1.25%	2.39%	10.27% to 10.37%[1]
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	276,261	21.15 to 22.04	5,868,868	0.75% to 1.25%	2.08%	19.90% to 20.70%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	43,230	154.01 to 157.19	6,757,182	0.75% to 1.25%	0.60%	28.68% to 29.48%
AMERICAN FUNDS IS MANAGED ASSET RISK ALLOCATION FUND CLASS P2	119,170	15.79 to 16.40	1,903,863	0.75% to 1.25%	1.97%	15.85% to 17.56%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	85,208	31.17 to 31.87	2,695,987	0.75% to 1.25%	0.83%	27.22% to 27.84%
BLACKROCK HIGH YIELD VI FUND CLASS III	41,932	8.03 to 8.36	347,036	0.75% to 1.25%	5.14%	12.31% to 14.05%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO	360,426	36.90 to 39.69	14,123,076	0.75% to 1.25%	0.85%	20.71% to 21.30%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	104,058	152.44 to 161.62	16,450,263	0.75% to 1.25%	1.23%	24.02% to 24.64%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	2,229	30.12 to 30.18	67,183	0.75% to 1.25%	0.00%	5.70% to 5.93%[1]
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	29,411	16.12 to 16.44	475,576	0.75% to 1.25%	2.00%	16.81% to 17.43%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	144,980	17.57 to 17.93	2,551,166	0.75% to 1.25%	2.06%	20.42% to 20.99%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	154,692	27.91 to 28.45	4,328,112	0.75% to 1.25%	1.84%	25.95% to 26.56%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	121,685	26.56 to 27.11	3,241,926	0.75% to 1.25%	1.71%	27.08% to 27.70%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	50,625	12.57 to 12.81	642,918	0.75% to 1.25%	1.73%	8.64% to 9.30%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	57,109	14.98 to 15.34	867,883	0.75% to 1.25%	1.63%	16.01% to 16.74%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	314,176	14.51 to 14.87	4,632,910	0.75% to 1.25%	1.43%	18.64% to 19.34%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	262,763	16.27 to 16.63	4,331,056	0.75% to 1.25%	1.25%	20.61% to 21.65%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	248,244	16.95 to 17.25	4,252,622	0.75% to 1.25%	1.09%	24.25% to 25.18%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	139,509	393.35 to 408.47	56,471,028	0.75% to 1.25%	1.82%	29.41% to 30.05%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	231,390	17.34 to 18.38	4,213,320	0.75% to 1.25%	2.71%	7.37% to 8.60%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	314,999	25.98 to 29.36	8,661,115	0.75% to 1.25%	1.61%	25.92% to 26.54%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	197,127	24.01 to 24.38	4,776,022	0.75% to 1.25%	1.68%	21.39% to 22.08%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	27,970	42.72 to 44.01	1,216,800	0.75% to 1.25%	0.87%	29.73% to 30.79%
JPMORGAN SMALL CAP VALUE FUND CLASS A	15,041	31.91 to 32.47	480,884	0.75% to 1.25%	1.08%	17.71% to 18.20%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	36,566	40.02 to 40.85	1,480,654	0.75% to 1.25%	0.00%	29.94% to 30.80%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	3,624	15.98 to 16.02	57,977	0.75% to 1.25%	0.55%	8.87% to 9.11%[1]
MFS VIT MID CAP VALUE PORTFOLIO SC	37,550	13.72 to 14.06	518,849	0.75% to 1.25%	1.01%	29.44% to 30.19%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	7,181	46.94 to 47.73	337,821	0.85% to 1.25%	1.47%	25.31% to 25.94%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	33,875	51.02 to 51.58	1,747,238	0.85% to 1.25%	2.53%	24.29% to 25.54%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	10,197	24.99 to 25.81	256,024	0.85% to 1.25%	2.46%	22.14% to 22.73%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,428,820	0.92 to 0.97	1,363,565	0.75% to 1.25%	1.72%	1.04% to 1.06%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	16,875	102.60 to 106.09	1,787,960	0.85% to 1.25%	0.23%	29.06% to 29.73%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	20,311	9.63 to 9.97	196,133	0.85% to 1.25%	2.02%	5.71% to 6.40%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	10,049	103.06 to 106.37	1,065,420	0.85% to 1.25%	0.00%	35.82% to 36.56%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	42,893	10.95 to 11.62	470,745	0.85% to 1.25%	2.93%	8.25% to 8.80%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	38,270	12.48 to 12.71	478,849	0.85% to 1.25%	2.54%	21.76% to 22.33%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	7,599	74.99 to 76.97	583,518	0.85% to 1.25%	0.69%	23.54% to 24.79%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	6,440	15.87 to 16.55	102,240	0.85% to 1.25%	3.48%	10.44% to 11.00%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	32,980	21.73 to 23.16	743,826	0.75% to 1.25%	6.94%	0.60% to 1.45%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	36,553	256.96 to 264.39	9,644,181	0.85% to 1.25%	2.13%	29.96% to 30.36%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	49,739	14.69 to 15.10	749,781	0.85% to 1.25%	3.38%	19.72% to 21.24%
VANGUARD DEVELOPED MARKETS INDEX FUND	43,877	13.42 to 14.35	626,475	0.85% to 1.25%	3.25%	20.02% to 20.89%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	12,656	39.91 to 41.59	511,684	0.85% to 1.25%	3.62%	18.08% to 19.82%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	30,375	81.69 to 86.05	2,592,633	0.85% to 1.25%	1.48%	26.38% to 26.97%
VANGUARD FEDERAL MONEY MARKET FUND	93,929	1.00 to 1.02	95,679	0.85% to 1.25%	2.93%	0.99% to 0.99%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	58,726	6.50 to 6.75	396,081	0.85% to 1.25%	5.54%	13.24% to 14.82%
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	35,927	7.69 to 8.35	287,950	0.85% to 1.25%	5.33%	14.08% to 15.12%
VANGUARD PRIME MONEY MARKET FUND	3,709	0.95 to 1.01	3,722	0.85% to 1.25%	2.24%	1.00% to 2.15%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	17,039	42.00 to 44.10	746,102	0.85% to 1.25%	3.86%	27.16% to 27.83%
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	9,244	25.00 to 25.41	232,072	0.85% to 1.25%	2.03%	3.82% to 4.14%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	22,125	71.32 to 75.30	1,646,527	0.85% to 1.25%	1.60%	25.67% to 26.30%
VANGUARD STAR FUND	79,795	36.15 to 36.24	2,886,242	0.85% to 1.25%	2.28%	20.04% to 21.19%
VANGUARD TARGET RETIREMENT 2015 FUND	50,736	20.15 to 20.44	1,022,742	0.85% to 1.25%	2.32%	13.79% to 14.32%
VANGUARD TARGET RETIREMENT 2025 FUND	365,506	22.88 to 23.06	8,381,217	0.85% to 1.25%	2.81%	17.77% to 18.61%
VANGUARD TARGET RETIREMENT 2035 FUND	481,928	25.39 to 25.73	12,387,094	0.85% to 1.25%	2.79%	20.16% to 21.43%
VANGUARD TARGET RETIREMENT 2045 FUND	252,079	27.23 to 27.61	6,950,367	0.85% to 1.25%	2.80%	22.71% to 23.87%
VANGUARD TARGET RETIREMENT INCOME FUND	8,953	16.29 to 16.58	145,896	0.85% to 1.25%	2.49%	11.78% to 12.64%
VANGUARD TOTAL BOND MARKET INDEX FUND	120,781	11.71 to 12.71	1,504,262	0.85% to 1.25%	2.85%	6.55% to 7.72%
VANGUARD VIF GLOBAL BOND INDEX	5,268	21.29 to 21.33	112,217	0.75% to 1.25%	0.00%	4.62% to 4.81%[1]
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	124,665	54.84 to 59.21	7,258,537	0.75% to 1.25%	0.00%	37.37% to 38.02%
WILSHIRE VIT GLOBAL ALLOCATION FUND	574,424	30.71 to 33.02	18,556,406	0.75% to 1.25%	1.66%	16.95% to 17.55%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-accounts on May 1, 2019 and the return is for the period May 1, 2019 to December 31, 2019.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2018
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
AMERICAN FUNDS IS BLUE CHIP INCOME AND GROWTH FUND CLASS 4	218,650	17.64 to 18.26	3,870,470	0.75% to 1.25%	2.04%	(9.86%) to (9.06%)
AMERICAN FUNDS IS GROWTH FUND	34,372	119.54 to 121.40	4,153,015	0.75% to 1.25%	0.30%	(2.00%) to (1.25%)
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	84,146	13.63 to 13.95	1,149,945	0.75% to 1.25%	1.39%	(6.64%) to (5.30%)
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	71,877	24.50 to 24.93	1,780,781	0.75% to 1.25%	0.76%	(15.31%) to (14.89%)
BLACKROCK HIGH YIELD VI FUND CLASS III	31,947	07.15 to 07.33	232,159	0.75% to 1.25%	3.49%	(4.92%) to (3.55%)
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	96,845	122.92 to 129.67	12,285,113	0.75% to 1.25%	1.29%	(12.67%) to (12.24%)
DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	329,854	30.57 to 32.72	10,650,493	0.75% to 1.25%	0.87%	(10.11%) to (9.66%)
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	24,891	13.80 to 14.00	344,102	0.75% to 1.25%	1.41%	(6.19%) to (5.79%)
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	110,787	14.59 to 14.82	1,619,297	0.75% to 1.25%	1.43%	(7.66%) to (7.26%)
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	107,711	22.16 to 22.48	2,392,303	0.75% to 1.25%	1.18%	(10.36%) to (9.94%)
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	96,309	20.90 to 21.23	2,018,090	0.75% to 1.25%	1.18%	(10.99%) to (10.54%)
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	43,426	11.57 to 11.72	505,223	0.75% to 1.25%	1.75%	(3.18%) to (2.58%)
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	53,416	12.89 to 13.14	696,070	0.75% to 1.25%	1.41%	(6.53%) to (6.08%)
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	294,853	12.23 to 12.46	3,648,832	0.75% to 1.25%	1.21%	(7.84%) to (7.22%)
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	251,986	13.49 to 13.67	3,420,925	0.75% to 1.25%	0.93%	(8.85%) to (8.38%)
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	245,922	13.60 to 13.78	3,369,038	0.75% to 1.25%	0.71%	(10.43%) to (9.76%)
FIDELITY VIP INDEX 500 PORTFOLIO SC2	133,158	303.95 to 314.08	41,484,507	0.75% to 1.25%	1.68%	(5.92%) to (5.45%)
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	194,062	16.15 to 16.96	3,258,406	0.75% to 1.25%	2.33%	(1.82%) to (1.22%)
FIDELITY VIP OVERSEAS PORTFOLIO SC2	313,196	20.59 to 23.25	6,822,468	0.75% to 1.25%	1.46%	(16.10%) to (15.67%)
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	184,799	19.78 to 19.97	3,673,204	0.75% to 1.25%	2.75%	(7.61%) to (7.16%)
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO	26,594	32.93 to 33.65	885,948	0.75% to 1.25%	0.85%	(7.68%) to (6.86%)
JPMORGAN SMALL CAP VALUE FUND	9,826	27.11 to 27.47	266,780	0.75% to 1.25%	0.99%	(15.07%) to (14.66%)
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	30,368	30.80 to 31.42	941,337	0.75% to 1.25%	0.00%	3.18% to 4.10%
MFS VIT MID CAP VALUE PORTFOLIO SC	27,165	10.55 to 10.80	289,635	0.75% to 1.25%	0.87%	(12.67%) to (12.05%)
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	5,552	37.46 to 37.90	208,353	0.85% to 1.25%	0.72%	(17.00%) to (16.61%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	26,840	41.05 to 41.14	1,103,640	0.85% to 1.25%	2.45%	(11.05%) to (10.09%)
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	7,992	20.46 to 21.03	164,187	0.85% to 1.25%	3.11%	(8.33%) to (7.96%)
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	1,735,751	00.92 to 00.96	1,643,149	0.75% to 1.25%	1.28%	1.05% to 1.06%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	13,496	79.50 to 81.78	1,102,708	0.85% to 1.25%	0.20%	(2.42%) to (1.86%)
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	16,311	9.11 to 9.37	149,035	0.85% to 1.25%	2.04%	(3.90%) to (3.30%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	7,699	75.88 to 77.89	598,049	0.85% to 1.25%	0.00%	2.57% to 3.15%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	36,365	10.11 to 10.68	368,532	0.85% to 1.25%	2.97%	(1.55%) to (0.84%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	29,944	10.25 to 10.39	307,532	0.85% to 1.25%	2.58%	(15.85%) to (15.46%)
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	6,256	60.70 to 61.68	385,239	0.85% to 1.25%	0.40%	(13.06%) to (12.25%)
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	5,803	14.35 to 14.91	83,327	0.85% to 1.25%	3.83%	(3.56%) to (3.31%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	31,511	21.60 to 22.83	703,958	0.75% to 1.25%	0.00%	.61% to 1.47%
VANGUARD 500 INDEX FUND	28,795	197.72 to 203.02	5,830,755	0.85% to 1.25%	2.06%	(52.51%) to (5.46%)
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	34,748	12.27 to 12.48	432,999	0.85% to 1.25%	3.38%	(15.96%) to (15.16%)
VANGUARD DEVELOPED MARKETS INDEX FUND INVESTOR SHARES	37,138	11.11 to 11.87	438,632	0.85% to 1.25%	3.04%	(15.90%) to (15.27%)
VANGUARD EMERGING MARKETS STOCK INDEX FUND	9,528	33.74 to 34.71	322,995	0.85% to 1.25%	2.87%	(15.38%) to (15.31%)
VANGUARD EXTENDED MARKET INDEX FUND	24,218	64.64 to 67.77	1,629,352	0.85% to 1.25%	1.65%	(10.52%) to (10.14%)
VANGUARD FEDERAL MONEY MARKET FUND	24,191	01.00 to 01.01	24,368	0.85% to 1.25%	0.77%	1.00%

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	46,798	05.74 to 05.89	274,743	0.85% to 1.25%	6.37%	(5.12%) to (3.61%)
VANGUARD HIGH-YIELD CORPORATE FUND INVESTOR SHARES	29,802	06.68 to 07.28	208,142	0.85% to 1.25%	6.19%	(4.43%) to (3.74%)
VANGUARD PRIME MONEY MARKET FUND	3,619	00.93 to 01.00	3,584	0.85% to 1.25%	1.92%	1.01% to 1.02%
VANGUARD REIT INDEX FUND	13,172	33.03 to 34.52	451,184	0.85% to 1.25%	4.94%	(7.35%) to (6.73%)
VANGUARD SHORT-TERM INFLATION -PROTECTED SECURITIES INDEX FUND	8,035	24.08 to 24.40	194,245	0.85% to 1.25%	2.73%	(0.50%) to (0.12%)
VANGUARD SMALL-CAP INDEX FUND	16,858	56.75 to 59.62	994,375	0.85% to 1.25%	1.67%	(10.56%) to (10.09%)
VANGUARD STAR FUND	67,827	29.83 to 30.19	2,024,939	0.85% to 1.25%	2.55%	(6.62%) to (6.14%)
VANGUARD TARGET RETIREMENT 2015 FUND	60,886	17.70 to 17.88	1,078,096	0.85% to 1.25%	2.56%	(3.89%) to (3.46%)
VANGUARD TARGET RETIREMENT 2025 FUND	279,448	19.31 to 19.58	5,402,422	0.85% to 1.25%	2.76%	(6.03%) to (5.68%)
VANGUARD TARGET RETIREMENT 2035 FUND	367,525	21.02 to 21.19	7,781,759	0.85% to 1.25%	2.62%	(8.21%) to (7.39%)
VANGUARD TARGET RETIREMENT 2045 FUND	176,792	22.13 to 22.29	3,935,335	0.85% to 1.25%	2.73%	(9.61%) to (8.65%)
VANGUARD TARGET RETIREMENT INCOME FUND	19,150	14.52 to 14.72	278,132	0.85% to 1.25%	2.65%	(3.04%) to (2.52%)
VANGUARD TOTAL BOND MARKET INDEX FUND	94,609	10.99 to 11.86	1,093,640	0.85% to 1.25%	2.78%	(1.61%) to (0.86%)
WELLS FARGO VT ADVANTAGE DISCOVERY FUND	115,649	39.92 to 42.90	4,884,509	0.75% to 1.25%	0.00%	(8.34%) to (7.76%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	612,257	26.26 to 28.09	16,852,982	0.75% to 1.25%	4.05%	(8.44%) to (7.99%)
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2017
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
American Funds IS Blue Chip Growth & Income Fund	177,986	19.55 to 20.08	3,488,855	0.75% to 1.25%	2.23%	15.61% to 16.61%
American Funds IS Growth Fund	25,064	121.66 to 122.94	3,069,953	0.75% to 1.25%	0.50%	26.22% to 27.04%
American Funds IS Managed Risk Asset Allocation Fund	65,332	14.47 to 14.73	947,764	0.75% to 1.25%	0.78%	13.44% to 14.36%
American Funds IS New World Fund	57,763	28.93 to 29.29	1,684,036	0.75% to 1.25%	0.88%	27.49% to 28.13%
BlackRock High Yield V.I. III	6,885	7.52 to 7.60	52,143	0.75% to 1.25%	1.21%	1.90% to 2.98%[1]
Calvert VP S&P Mid Cap 400 Index Portfolio	90,692	140.76 to 147.75	13,112,062	0.75% to 1.25%	0.73%	14.20% to 14.77%
Dreyfus Small Cap Stock Index Portfolio	302,512	34.01 to 36.22	10,814,702	0.75% to 1.25%	0.62%	11.03% to 11.58%
Fidelity VIP Freedom 2015 Portfolio SC2	25,128	14.71 to 14.86	370,308	0.75% to 1.25%	1.43%	13.77% to 14.22%
Fidelity VIP Freedom 2025 Portfolio SC2	80,668	15.80 to 15.98	1,276,619	0.75% to 1.25%	1.54%	16.43% to 17.07%
Fidelity VIP Freedom 2035 Portfolio SC2	74,166	24.72 to 24.96	1,836,810	0.75% to 1.25%	1.17%	21.95% to 22.47%
Fidelity VIP Freedom 2045 Portfolio SC2	62,531	23.48 to 23.73	1,471,438	0.75% to 1.25%	1.26%	22.16% to 22.70%
Fidelity VIP Funds Manager 20% Portfolio SC2	40,876	11.95 to 12.03	488,926	0.75% to 1.25%	1.11%	5.75% to 6.46%
Fidelity VIP Funds Manager 50% Portfolio SC2	46,921	13.79 to 13.99	652,301	0.75% to 1.25%	1.07%	12.85% to 13.46%
Fidelity VIP Funds Manager 60% Portfolio SC2	283,056	13.27 to 13.43	3,781,247	0.75% to 1.25%	1.04%	15.09% to 15.88%
Fidelity VIP Funds Manager 70% Portfolio SC2	241,876	14.80 to 14.92	3,589,539	0.75% to 1.25%	0.81%	17.46% to 18.04%
Fidelity VIP Funds Manager 85% Portfolio SC2	221,580	15.15 to 15.27	3,369,007	0.75% to 1.25%	0.66%	21.34% to 22.06%
Fidelity VIP Index 500 Portfolio SC2	128,076	323.08 to 332.17	42,241,591	0.75% to 1.25%	1.64%	19.91% to 20.51%
Fidelity VIP Investment Grade Bond Portfolio SC2	186,999	16.35 to 17.26	3,190,959	0.75% to 1.25%	2.33%	2.00% to 3.22%
Fidelity VIP Overseas Portfolio	290,350	24.49 to 27.63	7,501,385	0.75% to 1.25%	1.29%	28.40% to 29.03%
Fidelity VIP Real Estate Portfolio SC2	166,419	21.39 to 21.51	3,566,978	0.75% to 1.25%	1.62%	2.49% to 2.97%
JPMorgan Insurance Trust U.S. Equity Portfolio	23,387	35.67 to 36.25	837,532	0.75% to 1.25%	0.86%	20.14% to 21.40%
JPMorgan Small Cap Value Fund	6,740	31.92 to 32.19	215,366	0.75% to 1.25%	0.79%	1.92% to 2.39%
Lord Abbett Series Fund Developing Growth Portfolio	20,591	29.72 to 30.39	613,985	0.75% to 1.25%	0.00%	28.61% to 29.37%
MFS Mid Cap Value Portfolio	21,738	12.08 to 12.28	264,439	0.75% to 1.25%	1.17%	12.06% to 12.87%
T. Rowe Price Emerging Markets Stock Fund	3,124	45.13 to 45.45	141,174	0.85% to 1.25%	0.57%	41.52% to 42.16%
T. Rowe Price Equity Income Fund	17,884	45.69 to 46.15	818,377	0.85% to 1.25%	2.26%	15.03% to 15.20%
T. Rowe Price Global Real Estate Fund	4,845	22.32 to 22.85	108,448	0.85% to 1.25%	1.89%	6.59% to 7.03%
T. Rowe Price Government Money Portfolio	1,440,178	.92 to .95	1,358,107	0.75% to 1.25%	0.57%	(1.08%) to (1.04%)
T. Rowe Price Growth Stock Fund	9,790	81.47 to 83.33	815,317	0.85% to 1.25%	0.33%	31.38% to 32.52%
T. Rowe Price International Bond Fund	6,797	9.48 to 9.69	64,637	0.85% to 1.25%	1.31%	9.62% to 10.27%
T. Rowe Price New Horizons Fund	5,133	73.98 to 75.51	386,871	0.85% to 1.25%	0.00%	29.22% to 30.41%
T. Rowe Price New Income Fund	24,555	10.26 to 10.77	252,746	0.85% to 1.25%	2.50%	2.99% to 4.06%
T. Rowe Price Overseas Stock Fund	15,904	12.18 to 12.29	193,988	0.85% to 1.25%	2.44%	25.83% to 26.44%
T. Rowe Price Small Cap Value Fund	4,958	69.82 to 70.29	348,205	0.85% to 1.25%	0.56%	11.18% to 12.41%
T. Rowe Price Spectrum Income Fund	3,633	14.87 to 15.42	54,068	0.85% to 1.25%	3.44%	6.05% to 6.64%
Templeton Global Bond VIP Fund - Class 4	27,184	21.47 to 22.50	601,308	0.75% to 1.25%	0.00%	0.51% to 1.31%
Vanguard 500 Index Fund	19,141	209.15 to 214.46	4,093,717	0.85% to 1.25%	2.09%	20.01% to 20.77%
Vanguard Developed Markets Index Fund Admiral Shares	15,393	14.60 to 14.71	226,299	0.85% to 1.25%	2.77%	12.89% to 13.772%[1]
Vanguard Developed Markets Index Fund Investor Shares	26,834	13.21 to 14.01	374,225	0.85% to 1.25%	3.27%	24.22% to 25.20%
Vanguard Emerging Markets Stock Index Fund	5,772	39.84 to 41.03	231,121	0.85% to 1.25%	2.43%	30.17% to 30.67%
Vanguard Extended Market Index Fund	15,864	72.24 to 75.42	1,188,325	0.85% to 1.25%	1.40%	16.52% to 17.13%
Vanguard Federal Money Market Fund	183,654	1.00 to 1.00	183,483	0.85% to 1.25%	0.87%	0.00% to 0.00%
Vanguard High-Yield Corporate Fund Admiral Shares	21,068	6.05 to 6.11	128,498	0.85% to 1.25%	3.78%	1.96% to 3.06%[1]
Vanguard High-Yield Corporate Fund Investor Shares	22,659	6.99 to 7.57	165,362	0.85% to 1.25%	5.65%	4.64% to 6.03%
Vanguard Prime Money Market Fund	8,036	.93 to .99	7,846	0.85% to 1.25%	1.40%	1.02% to 1.03%
Vanguard REIT Index Fund	6,711	35.65 to 37.06	246,514	0.85% to 1.25%	4.61%	3.24% to 4.04%
Vanguard Retirement Income Fund	16,673	14.95 to 15.14	249,183	0.85% to 1.25%	2.26%	7.63% to 8.07%
Vanguard Short-Term Inflation Protected Securities Index Fund	4,701	24.20 to 24.43	114,186	0.85% to 1.25%	2.07%	(0.21%) to 0.12%
Vanguard Small-Cap Index Fund	10,297	63.45 to 66.31	675,675	0.85% to 1.25%	1.58%	14.61% to 15.28%
Vanguard STAR Fund	58,254	31.78 to 32.33	1,853,483	0.85% to 1.25%	2.13%	17.22% to 17.78%
Vanguard Target Retirement 2015 Fund	55,734	18.40 to 18.52	1,025,890	0.85% to 1.25%	1.98%	10.45% to 10.96%
Vanguard Target Retirement 2025 Fund	206,846	20.55 to 20.76	4,252,658	0.85% to 1.25%	2.59%	14.87% to 15.40%
Vanguard Target Retirement 2035 Fund	280,240	22.72 to 23.02	6,406,797	0.85% to 1.25%	2.60%	18.03% to 18.23%
Vanguard Target Retirement 2045 Fund	112,973	24.25 to 24.55	2,754,748	0.85% to 1.25%	2.61%	20.29% to 20.37%
Vanguard Total Bond Market Index Fund	54,684	11.17 to 11.94	637,657	0.85% to 1.25%	2.07%	1.36% to 2.93%
Wells Fargo VT Discovery Fund	102,297	43.55 to 46.51	4,689,251	0.75% to 1.25%	0.00%	27.34% to 28.16%
Wilshire VIT 2015 ETF Fund	103,419	15.36 to 16.00	1,620,829	0.75% to 1.25%	2.94%	9.32% to 10.65%
Wilshire VIT 2025 ETF Fund	375,044	14.98 to 15.81	5,836,031	0.75% to 1.25%	2.88%	12.72% to 13.79%
Wilshire VIT 2035 ETF Fund	583,890	14.78 to 15.67	8,979,546	0.75% to 1.25%	3.05%	15.56% to 16.07%
Wilshire VIT Global Allocation Fund	93,000	28.68 to 30.53	2,792,353	0.75% to 1.25%	2.56%	13.76% to 14.30%
*	These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2021 and December 31, 2020
**	These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1	This fund became available for investment by contract owners of the sub-account on May 1, 2017 and the return is for the period May 1, 2017 to December 31, 2017.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Financial Statements and Schedules
December 31, 2021 and 2020
(With Independent Auditors’ Report Thereon)

KPMG LLP
Aon Center
Suite 5500
200 E. Randolph Street
Chicago, IL 60601-6436
Independent Auditors’ Report
The Audit Committee of the Board of Directors
Horace Mann Life Insurance Company:
Opinions
We have audited the statutory financial statements of Horace Mann Life Insurance Company (the Company), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2021 and 2020, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2021, and the related notes to the statutory financial statements.
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2021 and 2020, and the results of its operations and cash flow for each of the years in the three-year period then ended December 31, 2021, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in Notes 1 and 8.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the statutory financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021 and 2020, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31,2021.
Basis for Opinions
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Notes 1 and 8 to the statutory financial statement, the statutory financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the statutory financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the statutory financial statements of the variances between the statutory accounting practices and U.S. generally accepted accounting principles are also described in Note 8.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory financial statement, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory financial statements are issued.
Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the statutory financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory financial statements.
In performing an audit in accordance with GAAS, we:
•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•	Identify and assess the risks of material misstatement of the statutory financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory financial statements.
•	Obtain and understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstance, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory financial statements.
•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.
Supplementary Information
Our audits were conducted for the purpose of forming an opinion on the statutory financial statements as a whole. The supplementary information included in the Summary of Investments – Other than Investments in Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV is presented for purposes of additional analysis and is not a required part of the statutory financial statements but is supplementary information required by Regulations SX Rule 7 05 of the Securities and Exchange Commission.

Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the statutory financial statements. The information has been subjected to the auditing procedures applied in the audits of the statutory financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory financial statements or to the statutory financials statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the statutory financial statements as a whole.
Chicago, Illinois
April 15, 2022

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with
KPMG International Cooperative (“KPMG International”), a Swiss entity.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2021 and 2020
(In thousands)

	December 31
	2021	2020
Admitted Assets
Cash and investments:
Bonds	$4,437,612	$4,333,763
Preferred stocks	140,507	102,655
Common stocks	36,556	34,208
Mortgage loans on real estate	36,425	48,173
Cash	1,184	3,499
Cash equivalents	82,852	118,079
Short-term investments	—	4,091
Contract loans	131,847	137,954
Derivatives	10,736	16,805
Receivable for securities	1,773	13
Other invested assets	555,302	335,059

Total cash and investments	5,434,794	5,134,299

Investment income due and accrued	37,999	37,806
Uncollected premiums	468	491
Deferred premiums	49,718	49,495
Amounts recoverable from reinsurers	26,904	18,226
Funds held by or deposited with reinsured companies	29,572	27,298
Current federal income tax recoverable	—	2,250
Deferred tax assets	3,565	4,051
Receivable from parent and affiliates	3,431	8,201
Other assets	4,636	3,838
Variable annuity assets held in separate accounts	3,441,020	2,891,423
Total admitted assets	$9,032,107	$8,177,378
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus
December 31, 2021 and 2020
(In thousands, except share data)

	December 31
	2021	2020
Liabilities and Capital and Surplus		
Policy liabilities:		
Aggregate reserves:		
Life and annuity	$4,150,054	$4,060,384
Accident and health	25,951	23,565
Unpaid benefits:		
Life	30,380	34,195
Accident and health	4,970	5,214
Policyholder funds on deposit	765,243	603,841
Remittances not allocated	1,035	1,625
Other amounts payable on reinsurance	8,163	6,976
Total policy liabilities	4,985,796	4,735,800

Interest maintenance reserve	27,936	37,027
Accrued expenses	8,572	8,425
Commissions and expense allowances payable on reinsurance assumed	1,113	2,259
Transfer from separate accounts accrued for expense allowances recognized in reserves	(6,840)	(9,859)
Current federal income taxes	1,535	—
Other liabilities	8,324	5,395
Asset valuation reserve	66,535	46,887
Payable to parent and affiliates	852	53
Payable for securities	24,695	29,299
Variable annuity liabilities held in separate accounts	3,441,020	2,891,423
Total liabilities	8,559,538	7,746,709
Capital and surplus:
Capital stock, $1 par value.		
Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	143,704	138,704
Deferred gain on reinsurance	48,358	50,829
Unassigned surplus	278,007	238,636
Total capital and surplus	472,569	430,669
Total liabilities and capital and surplus	$9,032,107	$8,177,378
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Operations
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$426,771	$399,472	$(1,939,013)
Life	113,910	107,175	110,241
Supplementary contracts	3,433	2,683	5,781
Accident and health	30,618	36,079	1,650
Total premiums, annuity and supplementary contract considerations	574,732	545,409	(1,821,341)

Net investment income	217,757	201,600	240,010
Amortization of interest maintenance reserve	3,294	3,727	5,156
Commissions and expense allowances on reinsurance ceded	5,826	5,713	37,841
Management fee income from separate accounts	39,925	30,940	22,410
Fees from sales of third-party vendor products	489	497	549
Other	(2,514)	(3.965)	4,145
Total revenue	839,509	783,921	(1,511,230)
Benefits and expenses:
Provisions for claims and benefits:
Annuity	504,849	464,964	(1,688,586)
Life	138,116	130,077	121,460
Supplementary contracts	12,062	12,506	28,188
Accident and health	11,814	29,964	143
Total claims and benefits	666,841	637,511	(1,538,795)

Commissions	30,951	29,213	30,440
Commissions and expense allowances on reinsurance assumed	11,972	6,274	—
General and other expenses	86,038	79,533	90,215
Net loss on reinsurance (including IMR released)	—	—	(101,382)

Total benefits and expenses	795,802	752,531	(1,519,522)

Net gain before federal income tax expense	43,707	31,389	8,292
Federal income tax expense	9,088	1,622	(11,442)
Net gain from operations	34,619	29,767	19,734
Realized investment (losses) gains net of tax and transfers to interest maintenance reserve	5,615	(6,306)	570
Net income	$ 40,235	$ 23,461	$ 20,304
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statement of Capital and Surplus
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Capital stock	$2,500	$2,500	$2,500

Additional paid-in capital and contributed surplus	143,704	138,704	43,704

Unassigned surplus:			
Balance at beginning of year	289,465	272,211	419,899
Net income	40,235	23,461	20,304
Change in net deferred income tax	9,151	539	10,149
Change in non-admitted assets	(3,866)	(1,707)	(4,835)
Change in net unrealized capital (losses) gains	16,498	(767)	15,806
Change in asset valuation reserve	(19,648)	(1,968)	3,255
Dividends to stockholder	(3,000)	—	(245,500)
Change in deferred gain on reinsurance	(2,470)	(2,304)	53,133
Balance at end of year	326,365	289,465	272,211
Total capital and surplus	$472,569	$430,669	$ 318,415
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Statutory Statements of Cash Flow
Years ended December 31, 2021, 2020 and 2019
(In thousands)

	Year Ended December 31
	2021	2020	2019
Cash from operations:
Revenue received:
Premiums considerations and deposits	$ 569,964	$ 519,325	$ 373,042
Investment income	219,022	201,106	246,353
Commissions and expense allowances on reinsurance ceded	3,355	3,410	2,632
Management fee income from Separate Accounts	39,925	30,940	22,410
Fees from sales of third party vendor products	489	497	549
Other income (expense)	(2,514)	(3,965)	4,145
Total revenue received	830,241	751,313	649,131
Benefits and expenses paid:
Claims, benefits and net transfers	583,316	449,411	537,260
Expenses	127,592	109,740	120,532
Federal income taxes	8,546	3,386	18,075
Total benefits and expenses paid	719,454	562,537	675,867
Net cash from (used for) operations	110,787	188,776	(26,736)
Cash from investments:
From investments sold or matured:
Bonds	1,129,969	822,371	1,336,342
Stocks	11,910	5,688	7,043
Mortgage loans	17,291	297	3,945
Other invested assets	76,488	48,076	76,309
Net gains on cash, cash equivalents and short-term investments	57	—	—
Miscellaneous proceeds	14,808	32,885	—
Total investment proceeds	1,250,523	909,317	1,423,639
Cost of investments acquired:
Bonds	(1,243,921)	(1,114,756)	(818,136)
Stocks	(46,683)	(36,453)	(21,950)
Mortgage loans	(5,542)	(8,413)	(31,882)
Other invested assets	(276,979)	(57,235)	(103,584)
Miscellaneous applications	(6,364)	(3,318)	(23,470)
Total investments acquired	(1,579,489)	(1,220,175)	(999,022)
Net (increase)/decrease in contract loans	6,107	2,766	835
Total for investments acquired	(1,573,382)	(1,217,409)	(998,187)
Net cash from (used for) investments	(322,859)	(308,092)	425,452

Cash from financing and miscellaneous:
Cash provided (applied):
Capital and paid in surplus	5,000	95,000	—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	161,338	51,660	(135,816)
Dividends to stockholders	(3,000)	—	(245,500)
Other cash provided (applied)	7,102	(9,666)	(3,250)
Net cash from (used for) financing and miscellaneous	170,440	136,994	(384,566)
Net change in cash and short term investments	(41,633)	17,678	14,150
Cash and short-term investments at beginning of year	125,669	107,991	93,841
Cash, cash equivalents and short-term investments at end of year	$ 84,036	$ 125,669	$ 107,991
Cash flow information for non-cash transactions:
Liabilities assumed in disability reinsurance transaction	$ —	$ (26,857)	$ —
Assets transferred on annuity reinsurance transaction	$ —	$ —	$2,141,840
See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(1) Background and Significant Accounting Policies
Organization
Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.
The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, National Teachers Associates Life Insurance Company, NTA Life Insurance Company of New York, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.
Basis of Presentation
The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2021 and 2020 the Company has no material statutory accounting practices and has no permitted accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.
Investments
Investments are valued in accordance with the requirements of the NAIC. Change in unrealized gains and losses on securities carried at fair value are recognized in the change in net unrealized capital (losses) gains line in the Statutory Statement of Capital and Surplus, net of taxes.
Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.
Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.
Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.
Redeemable preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call price. Fair value is derived using third party pricing services and, when not available, preferred stocks are valued using non-binding broker quotes.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Mortgage loans, comprised primarily of a loan to an affiliate for the home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 7.5% coupon rate and will be paid in full on June 28, 2049. The Company issued one commercial loan with a fixed interest rate of 4.85% in 2020. In 2019, the Company issued three commercial loans with interest rates varying between 4.47% and 6.20%. The Company did not reduce interest rates of any outstanding mortgage loans during 2021, 2020 and 2019. During 2021, 2020 and 2019, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.
Contract loans are carried at the unpaid principal balance.
Collateral loans are carried at amortized cost plus accrued interest.
Derivatives, representing one year call options, are carried at fair value.
Within “Other invested assets”, the Company accounts for limited liability companies, on a quarter lag, based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership and the change is recognized in changes in net unrealized capital (losses) gains in the statutory statement of capital and surplus.
At December 31, 2021 and 2020, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, no reverse mortgages and holds no loans or debt that have been restructured.
Short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.
Interest income is recognized as earned. Investment income reflects amortization of premiums and accretion of discounts on an effective-yield basis.
Net realized investment gains and losses are determined on the basis of specific identification on the trade date.
The Company’s methodology of assessing other-than-temporary impairments (OTTI) is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.
The Company reviews the fair value of all investments in its portfolio on a quarterly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period. For equity method investments, the Company recognizes a loss in value when evidence demonstrates that it is other-than-temporarily impaired. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain an earnings potential that would justify the carrying amount of the investment.
An other than temporary impairment shall be considered to have occurred if it is probable that the Company will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings which would justify the carrying amount of the investment. For any decline in fair value of an investment in a limited partnership or limited liability company which is determined to be other than temporary, the investment is written down to fair value as the new cost basis and the amount of the write down is recognized as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value, which are determined to be other than temporary, are recorded as realized losses. The Company monitors its investments in limited partnerships and limited liability companies to determine if any significant losses have occurred in the underlying investments held by the limited partnerships or limited liability companies which may indicate the Company’s investment is other than temporarily impaired.
Asset Valuation Reserve
The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.
The balance of the AVR by component at December 31, is as follows:
	2021	2020
Bonds, preferred stocks and short-term investments	$38,996	$28,880
Real estate and other invested assets	25,663	15,857
Common stocks	1,876	2,150
Total AVR	$66,535	$46,887
At December 31, 2021 and 2020 the AVR was held at a level equal to 100% and 81.75%, respectively, of the maximum reserve level allowed by the NAIC.
Interest Maintenance Reserve
The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.
Aggregate Reserves
Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.
Premium deficiency reserves at December 31, 2021 and 2020 were $19,561 and $12,193, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.
The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.
Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.
Policyholder Funds on Deposit
Policyholder funds on deposit primarily include funding agreements with the Federal Home Loan Bank of Chicago of $710,224 and $549,179 as of December 31, 2021 and 2020, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only and personal promise liabilities (discussed in further detail in Note 12). At December 31, 2021 and 2020, the supplemental contract liability was $50,742 and $50,566, respectively, including retained asset accounts of $15,340 and $12,904 respectively. The supplemental contract liability excluding the retained assets is based on average credited interest rates of 2.63% and 2.83% in 2021 and 2020, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $839 and $774 at December 31, 2021 and 2020, respectively. Premiums on deposit and dividend accumulations of $1,277 and $1,375 were reported at December 31, 2021 and 2020, respectively. Annuities certain of $2,161 and $1,947 were reported at December 31, 2021 and 2020 respectively.
Life Premiums
Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.
Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.
Deferred and uncollected life insurance premiums as of December 31, 2021, were as follows:
	Gross	Net of Loading
Ordinary new business	$ 3,219	$ 1,050
Ordinary renewal	43,505	49,495
Group Life	(28)	(28)
Total	$46,696	$50,517
Mutual Fund Service Fee Income
The Company has a service agreement where the Company provides certain services to the Wilshire VIT Fund (Fund) necessary to coordinate the Fund activities with those of the Separate Account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Fund
Fees From Sales of Third-Party Vendor Products
The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.
Income Taxes
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.
Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
The Company classifies all tax-related interest and penalties as income tax expense.
Acquisition Expenses
The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.
Non-admitted Assets
Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.
Use of Estimates
The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Statement of Cash Flows
There were not any non-cash activities in 2021. During 2020 non-cash operating activities included a $26.9 million assumption of policy liabilities from affiliate National Teachers Associates Life Insurance Company under a funds held agreement. Further, during 2019 non-cash investing activities included $2.1 billion of investments in connection with the annuity reinsurance transaction. See note 9 for further information.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Subsequent Events
The Company had no Type I or Type II events subsequent to December 31, 2021 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 15, 2022, that date which these statements were available for issuance.
(2) Investments
Net Investment Income
The components of net investment income were as follows:
	2021	2020	2019
Interest on bonds	$181,244	$173,727	$237,499
Preferred stock income	6,188	5,080	3,870
Common stock income	1,082	1,561	(709)
Interest on mortgage loans	2,958	3,067	2,104
Interest on short-term investments	140	473	2,493
Interest on contract loans	8,858	8,746	8,917
Limited liability companies income	23,859	13,988	13,924
Other investment income (loss)	1,020	2,033	(20,646)
Gross investment income	225,349	208,675	247,452
Investment expenses	7,592	7,075	7,442
Net investment income	$217,757	$201,600	$240,010
The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company nonadmitted $215 of investment income due and accrued related to five securities for 2021. In 2020, the Company nonadmitted $469 of investment income due and accrued related to three securities.
Prepayment Penalty and Acceleration Fees
The following table discloses prepayment penalties and acceleration fees recorded for securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions):
	General Account	Separate Account
(1) Number of CUSIPs	74	—
(2) Aggregate Amount of Investment Income	$4,097	$—
Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR
Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.
The IMR at December 31 is as follows:
	2021	2020	2019
Reserve balance, beginning of year	$37,027	$38,228	$ 56,389
Current year capital gains (losses), net of tax	(5,796)	2,525	143,059
Adjustment for liability gains (losses) released from reserve	—	—	(156,064)
Amortization of IMR	(3,295)	(3,726)	(5,156)
Reserve balance, end of year	$27,936	$37,027	$ 38,228
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:
	2021	2020	2019
Bonds	$ (8,940)	$ 2,527	$ 180,656
Common stocks	(1,116)	2	(1,105)
Preferred stocks	99	—	303
Options	12,964	(2,336)	(262)
Surplus debentures	—	(3,703)	3,368
Short Term Investments	56	—	—
Net realized investment gains (losses)	3,063	(3,510)	182,960
Less federal income tax expense	3,244	271	39,331
Transferred to IMR	5,796	(2,525)	(143,059)
Net realized investment gains (losses) net of tax and transfers to IMR	$ 5,615	$(6,306)	$ 570
The net gains (losses) were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded impairment write-downs of $10,124, $4,303 and $1,352 in 2021, 2020 and 2019, respectively. The impairment losses in 2021 were related to common stocks and bonds. During 2020 the impairments were related to bonds. During 2019 impairment losses were related to common stocks and bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.
Change in Net Unrealized Capital Gains (Losses)
Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. This amount was $10,007, $4,498 and $5,389 at December 31, 2021, 2020, and 2019, respectively.
	2021	2020	2019
Net unrealized capital gains (losses):
Beginning	$24,092	$24,859	$ 9,053
End of year	40,590	24,092	24,859
Change in net unrealized capital gains (losses)	$16,498	$ (767)	$15,806
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Bonds and Preferred Stocks
The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:
December 31, 2021	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 184,394	$ 6,990	$ (3,228)	$ 188,156
All Other Governments	47,031	3,461	(23)	50,469
States, Territories and Possessions
(Direct and Guaranteed)	251,866	36,914	(158)	288,622
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,120,307	122,110	(2,441)	1,239,976
Industrial & Miscellaneous (Unaffiliated)	2,833,036	192,709	(10,525)	3,015,220
Hybrid Securities	978	252	—	1,230
Preferred Stocks	140,507	2,664		143,171
Total	$4,578,119	$365,100	$(16,375)	$4,926,844

December 31, 2020	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$ 221,148	$ 10,450	$ (733)	$ 230,865
All Other Governments	40,146	4,908	—	45,053
States, Territories and Possessions
(Direct and Guaranteed)	254,336	45,183	(1)	299,519
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	1,189,609	160,116	(771)	1,348,953
Industrial & Miscellaneous (Unaffiliated)	2,627,436	233,650	(21,759)	2,839,327
Hybrid Securities	1,088	316	(1)	1,404
Preferred Stocks	102,655	8,175	—	110,830
Total	$4,436,418	$462,798	$(23,265)	$4,875,951
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $306,199 and $293,924; Federal Home Loan Mortgage Association of $270,919 and $269,010; Government National Mortgage Association of $56,909 and $280,331; and Other Government of $182,089 and $0 as of December 31, 2021 and 2020, respectively.
At December 31, 2021 and 2020, the fair value and gross unrealized capital losses of investments in bonds and stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:
December 31, 2021	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 41,145	$ (888)	$ 31,109	$(2,340)
All Other Governments	2,204	(23)	—	—
States, Territories And Possessions
(Direct and Guaranteed)	6,317	(158)	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	87,841	(1,407)	14,208	(1,034)
Industrial & Miscellaneous (Unaffiliated)	497,117	(6,065)	165,111	(4,468)
Hybrid Securities	—	—	—	—
Preferred Stock	9,993	(7)	—	—
Common Stock	—	—	—	—
Total	$644,617	$(8,548)	$210,428	$(7,842)

December 31, 2020	Less than 12 months		12 months or longer
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$ 70,323	$ (733)	$ 21	$
States, Territories And Possessions
(Direct and Guaranteed)	184	—	—	—
Special Revenue & Special Assessment
Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	33,798	(695)	1,124	(76)
Industrial & Miscellaneous (Unaffiliated)	361,327	(17,349)	363,487	(4,409)
Hybrid Securities	110	(1)	—	—
Common Stock	7,399	(1,219)	—	—
Total	$473,141	$(19,997)	$364,632	$(4,485)
At December 31, 2021, the Company held 479 positions where the carrying value exceeded the market value a total of $16,390. Securities with an investment grade rating represented 94% of the gross positions. The largest single position is an industrial & misc where the carrying value exceeds market value by $1,288. The portfolio included 116 securities that have been in this position for 12 months or longer, totaling $7,842. The Company views the decrease in value of all of the
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

securities at December 31, 2021 as temporary, expects recovery in market value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2021.
Bonds by NAIC class at December 31 are as follows:
	2021		2020
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$2,998,654	$3,244,489	$3,066,414	$3,386,353
Class 2	1,216,678	1,311,981	1,080,604	1,188,933
Class 3	118,394	122,318	105,630	108,338
Class 4	83,640	84,411	61,990	63,336
Class 5	20,216	20,445	19,080	18,116
Class 6	30	30	45	45
Total by class	$4,437,612	$4,783,674	$4,333,763	$4,765,121
The fair value of the Company’s investment in collateralized mortgage obligations (CMOs) excluding mortgage obligations of the United States governmental agencies at December 31, 2021 was $268,647 compared to a $250,083 carrying value. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The average duration of the CMOs was 4.7 years. The Company’s investment in CMOs, represented 0.2% of the Company’s bond portfolio at December 31, 2021.
At December 31, 2021 and 2020, 10.6% and 9.9% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.
The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.
December 31, 2021	Carrying Value	Fair Value
Due in one year or less	$ 26,835	$ 27,235
Due after one year through five years	455,150	485,336
Due after five years through ten years	1,134,403	1,209,436
Due after ten years through twenty years	1,469,618	1,605,956
Due after twenty years	1,351,606	1,455,711
Total bonds	$4,437,612	$4,783,674
Proceeds from the sale of investments in bonds and stocks during 2021, 2020 and 2019 were $370,497, $248,594 and $2,774,849, respectively. Gross gains of $6,381, $10,217 and $188,008 and gross losses of $6,128, $5,229 and $6,960 were realized on those sales for 2021, 2020 and 2019, respectively.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Loan-backed and Structured Securities
At December 31, 2021, the Company had loan-backed securities with a fair value of $1,412,485 and a carrying value of $1,360,721. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under Statement of Statutory Accounting Principle 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.
OTTI on loan-backed and structured securities recognized during the year ended December 31, 2021, 2020 and 2019 were as follows:
	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Year Ended December 31, 2021
Intent to sell	$ —	$ —	$ —	$ —
Inability or lack of intent to hold	13,730	144	7,048	6,538
Total	$13,730	$144	$7,048	$6,538
Year Ended December 31, 2020
Intent to sell	$ 7,766	$ —	$1,348	$6,418
Inability or lack of intent to hold	—	—	—	—
Total	7,766	—	1,348	6,418
Year Ended December 31, 2019
Intent to sell	$ —	$ —	$ —	$ —
Inability or lack of intent to hold	—	—	—	—
Total	—	—	—	—
As of December 31, 2021, the Company held four securities for which OTTI was recognized during the current year. The basis for recognizing OTTI for these securities (all non-interest related) was due to change of intent.
At December 31, 2021, the Company had loan-backed and structured securities with an aggregate unrealized loss of $7,579. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:
Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$370,472	$(4,511)	$120,007	$(3,028)
Deposits
The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:
	2021	2020
Held for all policyholders	$1,686	$1,687
Held for policyholders in certain states	1,049	1,050
Total deposits	$2,735	$2,737
Federal Home Loan Bank Arrangements
The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $28,325 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,397,772 and $1,321,489
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

at December 31, 2021 and 2020, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 4.5% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company had $710,224 and $549,179 in outstanding advances with $704,738 and $512,054 in assets pledged as collateral to FHLB at December 31, 2021 and 2020, respectively. The outstanding advances mature in May 2022, January, November and December 2023, January, April and May 2024, February and September 2025, January and September 2026. The weighted average interest rate was 0.37% as of December 31, 2021. Interest rates reset either monthly or quarterly.
[Restricted assets (including pledged) are as follows:]
	Gross Restricted							Percentage
	Current Year							Gross (Admitted and Non-admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Non-admitted Restricted	Total Current Year Admitted Restricted
FHLB capital stock	$ 28,325	$—	$ 28,325	$ 16,605	$ 11,720	$—	28,325	0.31%	0.31%
On deposit with states	2,735	—	2,735	2,737	(2)	—	2,735	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	704,738	—	704,738	512,054	192,684	—	704,738	7.81%	7.82%
Total Restricted Assets	$735,798	$—	$735,798	$531,396	$204,402	$—	$735,798	8.16%	8.17%
Mortgage Loans
Aging analysis of mortgage loans aggregated by type is as follows:
	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2021
Recorded Investment (All)
Current	$—	$—	$21	$—	$36,404	$—	$36,425
December 31, 2020
Recorded Investment (All)
Current	$—	$—	$29	$—	$48,144	$—	$48,173
Derivatives
The Company uses derivatives to hedge against market impacts on the interest credited related to indexed fixed annuity (FIA) and indexed universal life (IUL) products offered by the Company. The Company purchases one-year call options, which generally provide for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date when applicable.
Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized losses on derivative assets at December 31, 2021, were $2,941.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The Company utilizes multiple counterparties and evaluates the creditworthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.
Collateral Received and Reflected as Assets Within the Financial Statements
	Book/Adjusted Carrying Value (BACV)	Fair Value	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
December 31, 2021
Cash	$6,375	$6,375	0.07%	0.07%
Total Collateral Assets	$6,375	$6,375	0.07%	0.07%
December 31, 2020
Cash	$2,620	$2,620	0.05%	0.05%
Total Collateral Assets	$2,620	$2,620	0.05%	0.05%
Subprime Mortgage Related Risk Exposure
The Company has no securities with direct sub-prime exposure.
Investments in Entities Exceeding 10% of Capital and Surplus
At December 31, 2021 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.
(3) Reserves
The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:
	Aggregate reserves		Mortality table	Interest rates
	2021	2020
Life	$ 936,973	$ 943,475	1980 CSO/CET	4.0%-6.0%
	328,901	298,786	2001 CSO	3.5-4.0
	99,119	103,110	1958 CSO/CET	2.5-4.5
	85,740	79,422	Various	2.5-5.5
	37,146	21,885	2017 CSO	3.0-4.5
	2,768	3,038	1941 CSO	2.5-4.5

Annuity	191,963	195,277	1971 IAM	3.0-5.5
	53,756	54,687	a-1949	3.0-5.5
	473	490	1937 SAT	3.0
	1,335,512	1,346,392	a-2000	1.0-5.0
	161,594	162,845	1983a	3.0-4.5
	810,530	742,348	2012 IAR	1.0-4.0

Supplementary contracts with life contingencies	8,028	9,332	1983a	6.25-11.0
	58,163	62,691	a-2000	4.0-7.0
	67	94	1971 IAM	4.5-11.25
	3	4	1937 SAT	3.5
	39,318	36,508	2012 IAR	2.5-4.25
Total	$4,150,054	$4,060,384
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

For approximately 84%, or $2.1 billion of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.
Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:
	(1)	(2)	(3)	(4)	(5)
December 31, 2021	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 183,147	$ —	$ —	$ 183,147	2%
b. At book value less current surrender charge of 5% or more	722,406	—	—	722,406	9%
c. At fair value	—	3,040,319	1,381	3,041,700	38%
d. Total with adjustment or at market value (Total of a through c)	905,553	3,040,319	1,381	3,947,253	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,853,008	—	—	3,853,008	49%
(2) Not subject to discretionary withdrawal	111,566	—	—	111,566	2%
(3) Total (gross)	4,870,127	3,040,319	1,381	7,911,826	100%
(4) Reinsurance ceded	2,378,946	—	—	2,378,946
(5) Total (net) (3) – (4)	$2,491,180	$3,040,319	$1,381	$5,532,880
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 147,537	$ —	$ —	$ 147,537

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	7,105	—	—	7,105	1%
c. At fair value	—	392,480	—	392,480	70%
d. Total with adjustment or at market value (Total of a through c)	7,105	392,480	—	399,585	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	161,123	—	—	161,123	29%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	168,228	392,480	—	560,709	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 168,228	$ 392,480	$ —	$ 560,709
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 2,348	$ —	$ —	$ 2,348

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	(1)	(2)	(3)	(4)	(5)
December 31, 2021	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	54,195	—	—	54,915	7%
(2) Not subject to discretionary withdrawal	710,224	—	—	710,224	93%
(3) Total (gross)	764,419	—	—	764,419	100%
(4) Reinsurance ceded	14	—	—	14
(5) Total (net) (3) – (4)	$ 764,404	$ —	$ —	$ 764,404
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

December 31, 2020	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
A. Individual Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ 160,441	$ —	$ —	$ 160,441	2%
b. At book value less current surrender charge of 5% or more	930,455	—	—	930,455	13%
c. At fair value	—	2,592,379	1,314	2,593,693	35%
d. Total with adjustment or at market value (Total of a through c)	1,090,896	2,592,379	1,314	3,684,589	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	3,561,128	—	—	3,561,128	48%
(2) Not subject to discretionary withdrawal	114,315	—	—	114,315	2%
(3) Total (gross)	4,766,339	2,592,379	1,314	7,360,032	100%
(4) Reinsurance ceded	2,317,192	—	—	2,317,192
(5) Total (net) (3) – (4)	$2,449,147	$2,592,379	$1,314	$5,042,840
(6) Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$ 259,205	$ —	$ —	$ 259,205

B. Group Annuities:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	8,378	—	—	8,378	2%
c. At fair value	—	287,871	—	287,871	64%
d. Total with adjustment or at market value (Total of a through c)	8,378	287,871	—	296,249	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	153,142	—	—	153,142	34%
(2) Not subject to discretionary withdrawal	—	—	—	—	—%
(3) Total (gross)	161,520	287,871	—	449,391	100%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net) (3) – (4)	$ 161,520	$ 287,871	$ —	$ 449,391
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	(1)	(2)	(3)	(4)	(5)
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
(6) Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$ 3,026	$ —	$ —	$ 3,026

C. Deposit-Type Contracts:
(1) Subject to discretionary withdrawal
a. With fair value adjustment	$ —	$ —	$ —	$ —	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with adjustment or at market value (Total of a through c)	—	—	—	—	XXX
e. At book value without adjustment (minimal or no charge or adjustment)	53,903	—	—	53,903	9%
(2) Not subject to discretionary withdrawal	549,179	—	—	549,179	91%
(3) Total (gross)	603,082	—	—	603,082	100%
(4) Reinsurance ceded	15	—	—	15
(5) Total (net) (3) – (4)	603,067	$ —	$ —	603,067
(6) Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$ —	$ —	$ —	$ —

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:	2021	2020

Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$2,553,829	$2,502,037
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	105,579	108,629
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	764,405	603,067
Subtotal	3,423,813	3,213,733
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	3,431,342	2,878,708
Exhibit 3, Line 0399999, Column 2	2,838	2,856
Subtotal	3,434,180	2,881,564
Combined Total	$6,857,993	$6,095,297

Analysis of Life Actuarial Reserves by Withdrawal Characteristics:

December 31, 2021	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 6,226	$ 19,927
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	38,954	24,525	26,350
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	979,193	1,154,678
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	66,240	66,240
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	162,344
b. Accidental Death Benefits	XXX	XXX	312
c. Disability - Active Lives	XXX	XXX	1,989
d. Disability - Disabled Lives	XXX	XXX	28,112
e. Miscellaneous Reserves	XXX	XXX	56,260
(3) Total (gross: direct + assumed)	38,954	1,076,184	1,516,212
(4) Reinsurance Ceded	—	—	25,567
(5) Total (net) (3) - (4)	$ 38,954	$1,076,184	$1,490,645

B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2021	Account Value	Cash Value	Reserve
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,406,399
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	307
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	1,900
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	26,896
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	55,145
(6) Subtotal	1,490,645

	Account Value	Cash Value	Reserve
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,490,645

December 31, 2020	Account Value	Cash Value	Reserve
A. General Account:
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	$ —	$ 4,211	$ 14,575
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life Guarantees	30,296	17,672	19,884
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	963,732	1,135,599
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	68,267	68,267
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	156,118
b. Accidental Death Benefits	XXX	XXX	335
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
c. Disability - Active Lives	XXX	XXX	2,126
d. Disability - Disabled Lives	XXX	XXX	28,601
e. Miscellaneous Reserves	XXX	XXX	49,190
(3) Total (gross: direct + assumed)	30,296	1,053,881	1,474,694
(4) Reinsurance Ceded	—	—	24,977
(5) Total (net) (3) - (4)	$ 30,296	$1,053,881	$1,449,717

B. Separate Account with Guarantees	Account Value	Cash Value	Reserve
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term Policies with Cash Value	—	—	—
b. Universal Life	—	—	—
c. Universal life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	—	—	—
j. Miscellaneous Reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term Policies with Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

December 31, 2020	Account Value	Cash Value	Reserve
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance Ceded	—	—	—
(5) Total (net) (3) - (4)	—	—	—

D. Life & Accident & Health Annual Statement:
(1) Exhibit 5, Life Insurance Section, Total (net)	$1,371,985
(2) Exhibit 5, Accidental Death Benefits Section, Total (net)	330
(3) Exhibit 5, Disability - Active Lives Section, Total (net)	2,029
(4) Exhibit 5, Disability - Disabled Lives Section, Total (net)	27,229
(5) Exhibit 5, Miscellaneous Reserves Section, Total (net)	48,114
(6) Subtotal	1,449,717
Separate Accounts Annual Statement:
(7) Exhibit 3, Line 0199999, Column 2	—
(8) Exhibit 3, Line 0499999, Column 2	—
(9) Exhibit 3, Line 0599999, Column 2	—
(10) Subtotal (Lines (7) through (9))	—
(11) Combined Total ((6) and (10))	$1,449,717
Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.
Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:
	Aggregate reserves
	2021	2020
Present value of amounts not yet due on claims (3% interest rate)	$ 1,202	$ 1,321
Additional contract reserves	24,694	22,185
Unearned premiums and other	55	59
Aggregate accident and health reserves	$25,951	$23,565
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Unpaid Benefits
Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.
Accident and health claim reserves and liabilities include the following:
	2021	2020
Aggregate reserves for accident and health	$ 25,951	$ 23,565
Unpaid benefits for accident and health	4,970	5,214
Less: Additional contract reserves	(24,694)	(22,185)
Unearned premiums and other	(55)	(59)
Accident and health claim reserves and liabilities	$ 6,172	$ 6,535
The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.
	2021	2020	2019
Net balance at January 1	$ 6,535	$1,535	$1,911
Incurred related to:
Current year	11,959	7,719	764
Prior years	(2,650)	106	(620)
Total incurred	9,309	7,825	144
Paid related to:
Current year	6,624	2,267	101
Prior years	3,048	558	419
Total paid	9,672	2,825	520
Net balance at December 31	$ 6,172	$6,535	$1,535
As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $2,650 in 2021, increased by $106 in 2020, decreased by $620 in 2019. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.
(4) Related Party Transactions
The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $128,321, $113,676, and $138,265 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2021, 2020 and 2019, respectively.
The Company holds a mortgage loan on the home office property from HMSC in the amount of $29,685 and $29,997 as of December 31, 2021 and 2020, respectively.
The Company had a net balance receivable from affiliates of $2,579 and $8,148 at December 31, 2021 and 2020, respectively.
The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates (see note 5).
ELICA reinsures all of the Company's life insurance business, except IUL, in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).
The Company has no common stock investments in any upstream companies or affiliates.
Effective October, 1 2020 the Company assumed all the NTA disability insurance on a funds withheld basis (see note 9).
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

During 2021 ELICA received capital contributions totaling $5,000 from HMEC. ELICA then made a contribution to the Company.
(5) Federal Income Taxes
The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:
1. Components of Net Deferred Tax Asset/(Liability)	2021
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$47,984	$ 7,960	$55,944
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	47,984	7,960	55,944
(d) Deferred tax assets nonadmitted	10,793	—	10,793
(e) Net deferred tax asset (liability)	37,191	7,960	45,151
(f) Total deferred tax liabilities	31,579	10,007	41,586
(g) Admitted deferred tax asset (liability)	$ 5,612	$ (2,047)	$ 3,565

	2020
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$45,797	$4,493	$50,290
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	45,797	4,493	50,290
(d) Deferred tax assets nonadmitted	6,665	—	6,665
(e) Net deferred tax asset (liability)	39,122	4,493	43,625
(f) Total deferred tax liabilities	35,076	4,498	39,574
(g) Admitted deferred tax asset (liability)	$ 4,056	$ (5)	$ 4,051

	Change
	Ordinary	Capital	Total
(a) Total gross deferred tax assets	$ 2,187	$ 3,467	$5,654
(b) Statutory valuation allowance adjustments	—	—	—
(c) Adjusted gross deferred tax assets	2,187	3,467	5,654
(d) Deferred tax assets nonadmitted	4,128	—	4,128
(e) Net deferred tax asset (liability)	(1,941)	3,467	1,526
(f) Total deferred tax liabilities	(3,497)	5,509	2,012
(g) Admitted deferred tax asset (liability)	$ 1,556	$(2,042)	$ (486)
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP 101 is as follows:
2. Admission Calculation Components	2021
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b)1 and 2(b)2 below)	3,565	—	3,565
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	3,565	—	3,565
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	80,331
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	33,626	7,960	41,586
(d) Deferred tax assets admitted as the result of application of SSAP 101 (Total 2(a) + 2(b) + 2(c))	$37,191	$7,960	$45,151

	2020
	Ordinary	Capital	Total
(a) Federal income taxes paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	4,051	—	4,051
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,051	—	4,051
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	71,026
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	35,081	4,493	39,574
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$39,132	$4,493	$43,625

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	Change
	Ordinary	Capital	Total
(a) Federal income tax paid in prior years recoverable through loss carrybacks	$ —	$ —	$ —
(b) Adjusted gross deferred tax assets expected to be realized (Excluding the amount of deferred tax assets from 2(a) above after application of the threshold limit (the lesser of 2(b) 1 and 2(b)2 below)	(486)	—	(486)
(1) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(486)	—	(486)
(2) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	9,305
(c) Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from 2(a) and 2(b) above) offset by gross deferred tax liabilities	(1,455)	3,467	2,012
(d) Deferred tax assets admitted as the result of application of SSAP 101(Total 2(a)+2(b)+2(c))	$(1,941)	$3,467	$1,526
Other admissibility criteria include:
	2021	2020
Ratio percentage used to determine recovery period and threshold limitation amount	826%	846%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$535,539	$473,505
The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2021, the Company had no temporary differences for which a deferred tax liability was not recognized.
Current income taxes incurred consists of the following major components:
	2021	2020	2019
Federal	$ 9,088	$1,622	$(11,442)
Foreign	—	—	—
Subtotal	9,088	1,622	(11,442)
Federal income tax on net capital gains	3,244	271	39,331
Federal and Foreign income taxes incurred	$12,332	$1,893	$ 27,889
Deferred income tax assets and liabilities consist of the following major components:
	2021	2020	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$35,158	$33,878	$ 1,280
Investments	332	548	(216)
Deferred acquisition costs	8,667	7,708	959
Compensation and benefit accrual	3,267	3,057	210
Pension accrual	277	268	9
Receivables – nonadmitted	130	186	(56)
Other	153	152	1
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	Change
Subtotal	47,984	45,797	2,187
Nonadmitted deferred tax assets	10,793	6,665	4,128
Admitted ordinary deferred tax assets	$37,191	$39,132	$(1,941)
Capital:
Investments	$ 7,960	$ 4,493	$ 3,467
Subtotal	7,960	4,493	3,467
Nonadmitted deferred tax assets	—	—	—
Admitted capital deferred tax assets	$ 7,960	$ 4,493	$ 3,467
Total admitted deferred tax assets	$45,151	$43,625	$ 1,526

	2021	2020	Change
Deferred tax liabilities:
Ordinary:
Investments	$10,904	$11,183	$ (279)
Fixed assets	928	840	88
Deferred and uncollected premium	10,605	10,565	40
Policyholder reserves	—	1,045	(1,045)
Policyholder reserves (transition rule)	8,442	10,552	(2,110)
Compensation and benefit accrual	700	891	(191)
Total ordinary deferred tax liabilities	$31,579	$35,076	$(3,497)
Capital:
Investments	$ —	$ —	$ —
Unrealized capital gains	10,007	4,498	5,509
Total capital deferred tax liabilities	10,007	4,498	5,509
Total deferred tax liabilities	$41,586	$39,574	$ 2,012
Net deferred tax asset	$ 3,565	$ 4,051	$ (486)
The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 21% to income before income taxes as follows:
	2021	2020	2019
Income before taxes	$46,770	$27,906	$191,252
Expected income tax expense at 21% statutory rate	$ 9,822	$ 5,860	$ 40,163
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$ (1,983)	$ (1,395)	$ (1,564)
Tax-exempt interest	(1,948)	(2,116)	(1,836)
Tax adjustment for IMR	(512)	(783)	(1,083)
Nondeductible compensation accruals	406	89	(22)
Deferred tax benefit on nonadmitted assets	(62)	(122)	(13)
Options	(887)	543	2,049
Return to provision	(835)	(746)	1,160
Gain on Reinsurance - IMR Released	(519)	—	(32,773)
Loss on Reinsurance - Transferred to Surplus	—	—	11,483
Other	(302)	24	176
Total income tax expense reported	$ 3,180	$ 1,354	$ 17,740
Current income tax expense incurred	$12,332	$ 1,893	$ 27,889
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Change in deferred income tax	(3,642)	(1,430)	(8,541)
Change in deferred tax on unrealized gains and losses	(5,510)	891	(1,608)
Total income tax expense reported	$ 3,180	$ 1,354	$ 17,740
December 31, 2021, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.
At December 31, 2021, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.
At December 31, 2021, the Company’s federal income tax returns for years prior to 2014 are no longer subject to examination by the Internal Revenue Service (IRS).
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.
A reconciliation of the beginning and ending amount of tax contingencies is as follows:
	2021	2020	2019
Balance as of beginning of the year	$1,405	$1,386	$1,320
Increases related to prior year tax contingencies	—	19	56
Decreases related to prior year tax contingencies	—	—	—
Increases related to current year tax contingencies	—	—	10
Lapse of statute	(286)	—	—
Balance as of the end of the year	$1,119	$1,405	$1,386
The Company classifies all tax-related interest and penalties as income tax expense.
(6) Restrictions of Surplus
The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2022 without prior approval are approximately $47,200. Ordinary dividends of $3,000 were paid in 2021. No dividends were paid in 2020. Extraordinary dividends of $245,500 were paid in 2019. The Company obtained approval from the Illinois Department of Insurance prior to paying the extraordinary dividends.
(7) Fair Value of Financial Instruments
The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.
The Company has categorized its assets and liabilities that are measured and reported at fair value into a three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method for which fair value was determined. The three levels are defined as follows.
Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market as well as U.S. Treasury debt.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivatives.
Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity securities.
Fair value for assets and liabilities measured and reported at fair value are as follows:
December 31, 2021
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Perpetual Preferred Stock
Industrial and Misc.	$ 7,875	$101,723	$ —	$ 109,598
Total Perpetual Preferred Stocks	$ 7,875	$101,723	$ —	$ 109,598
Bonds
Industrial and Misc	$ —	$ —	$ 27	$ 27
Total Bonds	—	—	27	27
Common Stock
Industrial and Misc.	$ 135	$ 28,325	$8,096	$ 36,556
Total Common Stock	$ 135	$ 28,325	$8,096	$ 36,556
Derivatives	$ —	$ 10,736	$ —	$ 10,736
Separate Account Assets	$3,441,020	—	—	$3,441,020
Total assets at fair value	$3,449,030	$140,784	$8,123	$3,597,937
Liabilities at fair value:
Separate Account Liabilities	$3,441,020	—	—	$3,441,020
Total liabilities at fair Value	$3,441,020	$ —	$ —	$3,441,020
December 31, 2020
Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds
Other mortgage-backed securities	$ —	$ —	$ 43	$ 43
Total Bonds	$ —	$ —	$ 43	$ 43
Common Stock
Industrial and Misc.	$ 6	$26,529	$7,673	$ 34,208
Total Common Stock	$ 6	$26,529	$7,673	$ 34,208
Derivatives	$ —	$16,805	$ —	$ 16,805
Separate Account Assets	$2,891,423	$ —	$ —	$2,891,423
Total assets at fair value	$2,891,429	$43,334	$7,716	$2,942,479
Liabilities at fair value:
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Description	Level 1	Level 2	Level 3	Total
Separate Account Liabilities	$2,891,423	$ —	$ —	$2,891,423
Total liabilities at fair Value	$2,891,423	$ —	$ —	$2,891,423

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.
Rollforward of Level 3 items are as follows:
Description	Balance at 1/1/2021	Transfers into Level 3	Transfers out of Level 3	Total gains and losses included in Net Income	Total gains and losses included in Surplus	Purchases	Settlements/ Sales/ Distributions	Balance at 12/31/2021
Financial Instruments
Common Stock	$7,673	$—	$—	$—	$ 423	$—	$—	$8,096
Bonds-Other Mortgage-backed securities	$ 43	$—	$—	$—	$(15)	$—	$—	$ 27
Total Assets	$7,716	$—	$—	$—	$ 408	$—	$—	$8,123
Policy on Transfers Into and Out of Level 3
At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. At December 31, 2021, the Company had no transfers into or out of Level 3.
The fair value for all financial instruments are as follows:
December 31, 2021
Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Assets
Bonds	$4,783,674	$4,437,612	$ 3,018	$4,477,076	$303,580	$ —
Preferred Stocks	143,171	140,507	22,773	120,398	—	—
Common Stocks	36,556	36,556	135	28,325	8,096	—
Derivatives	10,736	10,736	—	10,736	—	—
Cash Equivalents	82,852	82,852	82,852	—	—	—
Short Term Investments	—	—	—	—	—	—
Mortgage Loans and Policy Loans	186,003	168,272	—	—	186,003	—
Other Invested Assets	561,225	555,302	—	32,157	36,186	492,882
Separate Account Assets	3,441,020	3,441,020	3,441,020	—	—	—
Total Assets	$9,245,237	$8,872,857	$3,549,798	$4,668,692	$533,865	$492,882
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments – Liabilities
Separate Accounts Liabilities	$3,441,020	$3,441,020	$3,441,020	$ —	$ —	$ —
Total Liabilities	$3,441,020	$3,441,020	$3,441,020	$ —	$ —	$ —
December 31, 2020
Descrption	Fair Value	Admitted Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)
Financial instruments - Assets
Bonds	$4,765,121	$4,333,763	$ 3,122	$4,458,236	$303,763	$ —
Preferred Stocks	110,830	102,655	23,470	87,359	—	—
Common Stocks	34,208	34,208	6	26,529	7,673	—
Derivatives	16,805	16,805	—	16,805	—	—
Cash Equivalents	118,079	118,079	118,079	—	—	—
Short Term Investments	4,091	4,091	—	4,091	—	—
Mortgage Loans and Policy Loans	205,897	186,128	—	—	205,897	—
Other Invested Assets	339,879	335,059	—	36,880	26,446	276,553
Separate Account Assets	2,891,423	2,891,423	2,891,423	—	—	—
Total Assets	$8,486,333	$8,022,211	$3,036,100	$4,629,900	$543,779	$276,553
Financial instruments - Liabilities
Separate Accounts Liabilities	$2,891,423	$2,891,423	$2,891,423	$ —	$ —	$ —
Total Liabilities	$2,891,423	$2,891,423	$2,891,423	$ —	$ —	$ —
For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.
The valuation of hard-to-value debt securities is more subjective because the markets are less liquid and there is a lack of observable market-based inputs. This may increase the potential that the estimated fair value of an investment is not reflective of the price at which an actual transaction would occur. When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. For those securities where the investment manager cannot obtain broker-dealer quotes, they will model the security, generally using anticipated cash flows of the underlying collateral. Broker-dealer’s valuation methodologies as well as investment managers' modeling methodologies are sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The selection of the market inputs and assumptions used to estimate the fair value of hard-to-value debt securities require judgment and include: benchmark yield, liquidity premium, estimated cash flows, prepayment and default speeds, spreads, weighted average life, and credit rating. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.
The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are reasonable and accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

For example, on a continuing basis, the Company assesses the reasonableness of individual security values (at the cusip/issuer level) received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2021.
Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value.
The fair values of derivatives, all call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.
Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.
For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.
The fair value of policy loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.
Collateral loans are carried at amortized cost plus accrued interest. Income is accrued at the stated coupon and amortization/accretion if purchased at a premium/discount.
Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.
The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.
Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.
There were no significant changes to the valuation process during 2021.
(8) Differences Between GAAP and SAP
SAP differ from GAAP. The most significant differences between SAP and GAAP are highlighted by the following descriptions of the GAAP treatment:
(a)For traditional life products, aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal. For IUL products, the aggregate reserve is the account value plus the value of the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(b)Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges. For FIA products, the aggregate reserve is the host contract plus the embedded derivative, which is bifurcated from the underlying host contract and reported separately.
(c)Annuity considerations and other fund deposits are reflected as deposits rather than revenue.
(d)Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.
(e)Non-admitted assets are restored to the balance sheet less applicable allowance accounts.
(f)Asset valuation and interest maintenance reserves are not provided.
(g)The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.
(h)Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.
(i)Reinsurance ceded credits are recognized as assets in GAAP financial statements.
(j)Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.
(k)The statement of cash flows is presented in a format as prescribed by ASC 230.
(l)A statement of comprehensive income (loss) is required.
(m)Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.
(n)Deferred premium assets are not provided.
(o)DTAs are not subject to admissibility limitations under GAAP.
(p)Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.
(q)The annuity reinsurance transaction uses the deposit accounting method for GAAP.
(r)Credit losses are recognized on an incurred basis for statutory reporting, but evaluated using expected credit losses, with an associated allowance, for GAAP.
A reconciliation of the Company's statutory to GAAP net income and statutory capital and surplus to stockholder's equity is as follows (in thousands):
	2021	2020	2019
Statutory Net Income	$ 40,234	$ 23,462	$ 20,304
Increase (decrease) due to:
Deferred policy acquisition costs	1,334	3,174	1,551
Policyholder benefits	(70,232)	(82,123)	107,453
Federal income tax expense (benefit)	276	(2,167)	(11,200)
Investment reserves	94,657	89,634	75,628
Goodwill impairment	—	—	(28,025)
Ceded commission expense	(2,471)	(2,304)	(35,210)
Other adjustments, net	26	1,701	(1,666)
GAAP Net Income	$ 63,824	$ 31,377	$128,835

(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Capital and Surplus	$ 472,569	$ 430,669	$ 318,415
Increase (decrease) due to:
Deferred policy acquisition costs	219,389	199,405	246,085
Deposit asset on reinsurance	2,481,491	2,420,926	2,346,166
Annuity reserves ceded	(2,378,946)	(2,317,192)	(2,239,717)
Difference in policyholder reserves	199,899	177,343	141,978
Goodwill	9,911	9,911	9,911
Investment fair value adjustments on fixed maturity securities	354,641	444,327	318,806
Interest Maintenance Reserve	27,936	37,027	38,228
Asset Valuation Reserve	66,535	46,887	44,919
Contract loans ceded	9,446	11,338	12,008
Federal income tax liability	(172,789)	(187,299)	(160,928)
Ceded commission liability	(29,034)	(30,717)	(32,400)
Non-admitted assets and other, net	(5,392)	(3,389)	(18,435)
GAAP Shareholder’s Equity	$ 1,255,656	$ 1,239,236	$ 1,025,036
(9) Reinsurance
The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders. The Company regularly monitors the financial strength rating of its reinsurers.
Effective October 1, 2020 the Company assumed from NTA 100% of the liabilities and obligations associated with the disability income insurance policies written and issued by NTA on or after January 1, 1996 on all policy forms, including the riders and endorsements thereto. The disability reserves assumed by the Company represent 99.8% of total NTA disability reserves, and as of December 31, 2021 were valued at $29,572. Reinsurance was structured as coinsurance with funds withheld. Under this structure policy issuance, collection of premium, administration, and adjudication of claims are handled by NTA. Assets supporting the policy block are held by NTA and carried as a liability on its balance sheet. The Company maintains a corresponding asset. Reserves, paid losses, and premiums are ceded from NTA to the Company without discount.
Effective April 1, 2019, the Company reinsured a $2,358,248 block of contract liabilities related to legacy individual annuities written in 2002 or earlier with a minimum guaranteed crediting rate of 4.5%. The initial reserve transfer resulted in a gain of $54,681 which was transferred to surplus and will be recognized as commissions and expense allowances on reinsurance ceded in the statement of operations as earnings emerge from the business reinsured. During 2021 $2,471 of the surplus benefit recognized in 2019 was amortized into income. As of December 31, 2021 reserves for the ceded fixed annuity block were $2,378,946. Reinsurance is structured as a coinsurance agreement with A+ rated RGA Reinsurance Company. As of December 31, 2021, the contract also reinsurers approximately $835,764 of variable annuities under modified coinsurance.
The maximum amount of direct individual ordinary insurance retained on any standard life is $500 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. In 2021, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.
Information with respect to reinsurance ceded and assumed by the Company is set forth below.
	2021	2020	2019
Direct life insurance premiums	$ 122,320	$ 115,235	$ 117,950
Life insurance premiums ceded:
To ELICA	1,546	1,391	1,298
To other companies	6,864	6,670	6,411
Net life insurance premiums as reported	113,910	107,174	110,241
Life insurance reserves ceded:
To ELICA	18,612	17,825	17,656
To other companies	6,955	7,151	7,014
Total life reserves ceded	25,567	24,976	24,670
Direct accident and health premiums
Direct accident and health premium	2,114	2,284	2,452
Assumed from NTA	29,203	34,540	—
Ceded accident and health premium	699	745	802
Net accident and health premium	$ 30,618	$ 36,079	$ 1,650
Accident and health reserves	2,501	2,328	2,555
Assumed from NTA	24,652	22,144	—
Ceded to other companies	1,202	907	979
Net accident and health reserves	25,951	23,565	1,576
Direct annuity premiums	505,520	482,681	462,432
Annuity premiums ceded:
To other companies	78,749	83,209	2,401,445
Net annuity premiums as reported	426,771	399,472	(1,939,013)
Annuity reserves ceded:
To other companies	$2,378,946	$2,317,192	$ 2,239,717
In 2021 the Company has taken $1,203 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.
(10) Pension Plans and Other Postretirement Benefits
The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Pension Plans
Employees participate, to the extent they meet the minimum eligibility requirements, in various benefit plans sponsored by HMSC. HMSC sponsors two qualified and three non-qualified retirement plans. Expense allocated to the Company in 2021, 2020 and 2019 for the qualified plans was $2,468, $2,612 and $2,522, respectively. Expense allocated to the Company in 2021, 2020 and 2019 for the non-qualified plans was $234, $235 and $281, respectively.
Substantially all employees participate in a 401(k) plan. HMEC matches each dollar of employee contributions in the 401(k) plan up to a 5% maximum which vests after 5 years of service – in addition to providing an automatic 3% “safe harbor” contribution which vests immediately.
Employees, who were hired prior to 1998, have a vested accrued benefit in a frozen qualified defined benefit plan. Participants’ ceased accruing benefits for earnings and years of service in the frozen qualified defined benefit plan in 2002. HMEC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations. All assets for the qualified plans are held in their respective plan trusts.
Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under two frozen non-qualified supplemental defined benefit plans. The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plans were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plans and the non-qualified contribution plan are unfunded plans with contributions made at the time payments are made to participants.
The Company has no legal obligation for benefits under these plans.
(11) Variable Annuities Assets and Liabilities Held in Separate Accounts
The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21. As of December 31, 2021 and 2020, all the separate account assets are legally insulated from the Company’s general account claims.
The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.
Information regarding the separate accounts of the Company is as follows:
	2021	2020
Legally insulated assets by product:
Individual Annuity	$3,043,648	$2,567,185
Supplemental Contracts	2,838	2,856
Group Annuities	394,535	321,382
Total	$3,441,020	$2,891,423
Reconciliation of transfers to (from) separate account is as follows:
Net transfers are included in provisions for claims and benefits in the statutory statement of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

	2021	2020	2019
Transfers to separate accounts	$ 266,466	$ 226,171	$ 217,299
Net transfers ceded – separate accounts	—	—	22,612
Transfers from separate accounts	(222,052)	(196,188)	(186,722)
Net transfers to (from) separate accounts	$ 44,414	$ 29,983	$ 53,189
(12) Retained Assets
Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Admitted Assets, Liabilities and Capital and Surplus. Interest rates paid during 2021 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.
Number and balance of retained asset accounts in force at December 31 were as follows:
	2021		2020
	Number	Balance	Number	Balance
Up to and including 12 months	47	$ 4,929	28	$ 2,396
13 to 24 months	22	1,228	23	889
25 to 36 months	19	709	21	1,065
37 to 48 months	16	876	16	405
49 to 60 months	16	403	26	1,214
Greater than 60 months	207	7,195	202	6,935
Total	327	$15,340	316	$12,904
The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2021:
	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	311	$12,798	5	$106
Number/amount of retained assets account issued/added during the year	53	6,194	—	—
Investment earnings credited to retained asset accounts during the year	—	189	—	1
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	40	3,922	2	26
Number/balance of retained asset accounts at the end of the year	324	$15,259	3	$ 81
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

(13) Contingencies, Assessments and Legal Proceedings
Contingencies
From time to time, the Company has outstanding commitments to purchase investments and/or commitments to lend funds under bridge loans. Unfunded commitments to purchase investments were $693,855 for the year ended December 31, 2021.
Guarantee Assessments
The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.
As of December 31, 2021, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $241 as of December 31, 2021 and $250 as of December 31, 2020. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis:
2021
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$250
Decreases current year:
Premium tax offsets	13
Amounts no longer available for offset
Increases current year
Premium tax offsets paid and accrued	4
Other increases	—
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$241
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

Legal Proceedings
There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.
The Company paid claims-related extra contractual obligations and bad faith losses of $18, $32 and $31 during 2021, 2020 and 2019, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 0-25 in 2021, 2020 and 2019.
(14) Risk-Based Capital
The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.
RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2021, the Company's actual total adjusted capital was $539,104 and the authorized control level risk-based capital was $64,805.
(15) Risk Disclosures
The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:
Investment Risks
The Company’s fixed income portfolio is subject to a number of risks including:
•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;
•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on the assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the asset or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the asset;
•	market value risk, which is the risk that mark-to-market adjustments on certain limited partnership equity method investments may reduce and/or cause volatility in our reported surplus;
•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in the financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;
•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;
•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;
•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the sale of assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims;
•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets; and
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

•	Access risk, which is the risk of our inability to access Federal Home Loan Bank (“FHLB”) funding which could adversely affect our results of operations.
Interest Rate Risk
Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity contracts and life insurance products with account values. Significant changes in interest rates may affect:
•	the unrealized gains and losses in the investment portfolio
•	the book yield of the investment portfolio; and
•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products.
Credit Risk
Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries.
Reinsurance Risk
Reinsurance is a contract by which one insurer, called a reinsurer, agrees to cover a portion of the losses incurred by a second insurer in the event a claim is made under a policy issued by the second insurer. Although a reinsurer is liable to the Company's insurance subsidiaries according to the terms of its reinsurance policy, the insurance subsidiaries remain primarily liable as the direct insurers on all risks reinsured. As a result, reinsurance does not eliminate the obligation of the insurance subsidiaries to pay all claims, and each insurance subsidiary is subject to the risk that one or more of its reinsurers will be unable or unwilling to honor its obligations.
Although the Company limits participation in its reinsurance programs to reinsurers with high financial strength ratings and also limits the amount of coverage from each reinsurer, the Company's insurance subsidiaries cannot guarantee that their reinsurers will pay in a timely fashion, if at all. Reinsurers may become financially unsound by the time that they are called upon to pay amounts due, which may not occur for many years.
Ratings Risk
Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.
Legal/Regulatory Risk
The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.
Operation Risk
A large-scale pandemic, the occurrence of terrorism or military and other actions, may result in the loss of life, property damage, and disruptions to commerce and reduced economic activity. Some of the assets in the investment portfolio may be adversely affected by declines in the equity markets, changes in interest rates, reduced liquidity and economic activity caused by caused by a large-scale pandemic. Additionally, a large-scale pandemic or terrorist act could have a material effect on sales, liquidity and operating results.
Further the global pandemic caused by COVID-19 that was initially reported in 2019 has developed into a worldwide crisis over subsequent months and is causing significant human suffering as well as widespread economic damage. The
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
Notes to Statutory Financial Statements
(In thousands)

effects of the outbreak on the U.S. economy, our customers, our agents, our employees, our investments and our communities, as well as any preventative or protective actions that we, our employees and agency force, our third-party service providers and suppliers, or governments may take to mitigate the impact of COVID-19 could have an adverse effect on our ability to conduct business and on our financial condition and results of operations.
(Continued)

HORACE MANN LIFE INSURANCE COMPANY
SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I
December 31, 2021
(In thousands)
Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$ 816,116	$ 885,067	$ 816,116
State, municipalities and political subdivisions	1,039,832	1,183,780	1,039,832
Foreign government bonds	40,154	43,614	40,153
Other corporate bonds	2,541,519	2,671,213	2,541,511
Total debt securities	$4,437,621	$4,783,674	$4,437,612
Equity securities:
Preferred stocks:
Industrial and miscellaneous	$ 135,985	$ 143,171	$ 140,507
Common stocks	35,398	36,556	36.556
Total equity securities	$ 171,383	$ 179,727	$ 177,063
Mortgage loans on real estate	$ 36,425	XXX	$ 36,425
Real estate	—	XXX	—
Contract loans	131,847	XXX	131,847
Cash, cash equivalents and short-term investments	84,036	XXX	84,036
Receivable for securities	1,773	XXX	1,773
Derivatives	10,736	XXX	10,736
Other investments	555,302		555,302
Total investments	$5,429,123		$5,434,794
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III
For the years ended December 31, 2021, 2020 and 2019
(In thousands)
	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2021:
Life	$—	$1,509,436	$—	$ 2,084	$ 113,910	$ 75,623	$ 138,116	$—	$ 47,497	$—
Annuity	—	2,565,419	—	2,161	426,771	133,717	504,849	—	67,044	—
Supplementary Contracts	—	105,579	—	760,966	3,433	8,215	12,062	—	1,097	—
Accident and Health	—	30,921	43	32	30,618	202	11,814	—	13,323	—
Total	$—	$4,211,355	$43	$765,243	$ 574,732	$217,757	$ 666,841	$—	$128,961	$—
2020:
Life	$—	$1,470,244	$—	$ 2,101	$ 107,175	$ 68,706	$ 130,077	$—	$ 43,912	$—
Annuity	—	2,515,705	—	1,947	399,472	126,686	464,964	—	62,441	—
Supplementary Contracts	—	108,629	—	599,745	2,683	5,986	12,506	—	1,034	—
Accident and Health	—	28,731	49	48	36,079	222	29,964	—	7,633	—
Total	$—	$4,123,309	$49	$603,841	$ 545,409	$201,600	$ 637,511	$—	$115,020	$—
2019:
Life	$—	$1,421,081	$—	$ 2,166	$ 110,241	$ 69,480	$ 121,460	$—	$ 47,904	$—
Annuity	—	2,404,254	—	1,784	(1,939,013)	161,324	(1,688,586)	—	70,206	—
Supplementary Contracts	—	113,020	—	548,179	5,781	8,957	28,188	—	1,151	—
Accident and Health	—	1,590	50	31	1,650	249	143	—	1,395	—
Total	$—	$3,939,945	$50	$552,160	$(1,821,341)	$240,010	$(1,538,795)	$—	$120,656	$—
(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.
See accompanying independent auditors’ report.

HORACE MANN LIFE INSURANCE COMPANY
REINSURANCE – SCHEDULE IV
For the years ended December 31, 2021, 2020 and 2019
(In thousands)
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2021 Life insurance in force	$20,440,253	$4,797,378	$ —	$ 15,642,875	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 122,320	$ 8,411	$ —	$ 113,909	0.0%
Annuity	505,520	78,749	—	426,771	0.0%
Supplementary contracts	3,433	—	—	3,433	0.0%
Accident and health	2,114	699	29,203	30,618	95.4%
Total premiums	$ 633,387	$ 87,859	$29,203	$ 574,731	5.1%
2020: Life insurance in force	$19,821,228	$4,871,744	$ —	$ 14,949,484	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 115,235	$ 8,061	$ —	$ 107,175	0.0%
Annuity	482,681	83,209	—	399,472	0.0%
Supplementary contracts	2,683	—	—	2,683	0.0%
Accident and health	2,284	745	34,540	36,079	95.7%
Total premiums	$ 602,883	$ 92,015	$34,540	$ 545,409	6.3%
2019: Life insurance in force	$19,179,823	$5,053,837	$ —	$ 14,125,986	0.0%
Premiums and annuity, pension and other contract considerations:
Life insurance	$ 117,950	$ 7,709	$ —	$ 110,241	0.0%
Annuity	462,432	2,401,445	—	(1,939,013)	0.0%
Supplementary contracts	5,781	—	—	5,781	0.0%
Accident and health	2,452	802	—	1,650	0.0%
Total premiums	$ 588,615	$2,409,956	$ —	$(1,821,341)	0.0%
See accompanying independent auditors’ report.

PART C: OTHER INFORMATION
HORACE MANN LIFE INSURANCE COMPANY
QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
Item 27. Exhibits
(a) Board of Directors Resolution(3)
(b) Not Applicable
(c) Underwriting Contracts(4)
(d) Contracts(3)
(d)(1) Certificates(3)
(d)(2) Endorsements(5)
(e) Applications/Enrollment Forms(3)
(f) Depositor’s Certificate of Incorporation and By Laws(2)
(g) Not Applicable
(h) Participation Agreements
(1) American Funds(6)
(2) BlackRock Variable Series Funds(6)
(3) Calvert Variable Service, Inc and Calvert Variable Products, Inc.(6)
(4) Dreyfus(6)
(5) Fidelity Investments Institutional Operations and Fidelity Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III(6)
(6) JPMorgan Insurance Trust(6)
(7) Lord Abbett Series Fund, Inc(6)
(8) MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III(6)
(9) T Rowe Price Equity Series, Inc., T Rowe Price Fixed Income Series, Inc, T Rowe Investment Services, Inc. (6)
(10) Franklin Templeton Variable Insurance Products Trust(6)
(11) Wells Fargo Variable Trust(6)
(12) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust(7)
(13) Dreyfus(7)
(14) Janus Aspen Series(7)
(15) MFS Variable Insurance Trust II(7)
(16) Putnam Variable Trust(7)
(j) Not Applicable
(k) Legal Opinion(1)
(l) Other Opinions(1)
Consent of Independent Registered Public Accounting Firm Filed Herewith

(m) Not Applicable
(n) Not Applicable
(o) Form of Initial Summary Prospectuses(1)

(1) Filed herewith.
(2) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Separate Account, dated February 14, 2006 (File Nos. 333-129284 and 811-1343).
(3) Incorporated by reference to Initial Registration to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated October 31, 2006 (File Nos. 333-138322 and 811-21974).
(4) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated March 14, 2007 (File Nos. 333-138322 and 811-21974).
(5) Incorporated by reference to Post-Effective Amendment No 14 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2014 (File Nos. 333-138322 and 811-21974).
(6) Incorporated by reference to Post-Effective Amendment No 18 Registration Statement, Dated April 27, 2018 (File No. 811-01343)
(7) Incorporated by reference to Post-Effective Amendment No 20 to Form N-4 Registration Statement for Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, dated April 28, 2020 (File Nos. 333-138322 and 811-21974).
Item 28. Directors and Officers of the Depositor
The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position and Office with Depositor
Marita Zuraitis	Director, Chairman, President & Chief Executive Officer
Donald M. Carley	Director, General Counsel, Corporate Secretary & Chief Compliance Officer
Bret A. Conklin	Director, Executive Vice President, & Chief Financial Officer
Michael B. Weckenbrock	Director, Senior Vice President
Troy Gayle	Vice President & Treasurer

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly- owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.
Item 30. Indemnification
According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Participant or party-in-interest under a Certificate (i) arising out of any act or omission in the course of, or in connection with, rendering services under the Distribution Agreement, or (ii) arising out of the purchase, retention or surrender of a Certificate; provided however that Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31. Principal Underwriters
(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Qualified Group Annuity Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Group Annuity Separate Account and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.
Name	Position with Underwriter
Michael B. Weckenbrock	Director, Chairman, President and Chief Executive Officer
Jeff Radcliffe	Director, Chief Compliance Officer
Kimberly A. Johnson	Chief Financial Operations Officer
Donald M. Carley	Director
Jeremy Stuenkel	Tax Director
Troy Gayle	Treasurer
Currently Open	Secretary
(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, and Horace Mann Life Insurance Group Annuity Separate Account during the fiscal year ended December 31, 2021:.
Name of Principal Underwriter	Net Underwriting Commissions/Discounts	Compensation on Redemptions	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$7,318,653	N/A	N/A	N/A
Item 32. Location of Accounts and Records
Omitted.

Item 33. Management Services
Not applicable.
Item 34. Fee Representation
Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contracts described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 29th day of April, 2022.
HORACE MANN LIFE INSURANCE COMPANY QUALIFIED GROUP ANNUITY SEPARATE ACCOUNT
(Registrant)

By:	Horace Mann Life Insurance Company
(Depositor)
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.
By:	/s/ DONALD M. CARLEY
Donald M. Carley, Director, General Counsel, Corporate Secretary & Chief Compliance Officer of Horace Mann Life Insurance Company
For the Registrant

By:	/s/ MARITA ZURAITIS
Marita Zuraitis, Director, President & Chief Executive Officer
For the Depositor

SIGNATURE	TITLE	DATE
/s/ MARITA ZURAITIS	Director, President and Chief Executive Officer	April 29, 2022
Marita Zuraitis
/s/ BRET A. CONKLIN	Executive Vice President and Chief Financial Officer	April 29, 2022
Bret A. Conklin
/s/ DONALD M. CARLEY	Director, General Counsel, Corporate Secretary & Chief Compliance Officer	April 29, 2022
Donald M. Carley

SIGNATURE	TITLE	DATE
/S/ MICHAEL B. WECKENBROCK	Director, Senior Vice President	April 29, 2022
Michael B. Weckenbrock

Exhibit Index
(k)	Legal Opinion
(l)	Other Opinions
Consent of Independent Registered Public Accounting Firm
(o)	Form of Initial Summary Prospectuses